     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2012

                                                              FILE NO. 333-91933

                                                                       811-07426

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                   / /
POST-EFFECTIVE AMENDMENT NO. 26                               /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 348                                             /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-6085

              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2012 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

THE DIRECTOR PLUS


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (EST. 5/20/91)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO (EST. 6/20/86)
PO BOX 14293
LEXINGTON, KY 40512-4293


TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series I and Series IR of The Director Plus variable annuity. These Contracts are closed to new investors. Please read it carefully.

We call this annuity The Director Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses. We expect to make a profit from bonus charges.

This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible because you may add Premium Payments at any time.

X Tax-deferred which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio company: Hartford HLS Funds.


You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

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PROSPECTUS DATED: MAY 1, 2012



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2012

2

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TABLE OF CONTENTS

                                                                        PAGE
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DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     8
GENERAL CONTRACT INFORMATION                                                  10
  The Company                                                                 10
  The Separate Account                                                        10
  The Funds                                                                   11
PERFORMANCE RELATED INFORMATION                                               14
FIXED ACCUMULATION FEATURE                                                    14
THE CONTRACT                                                                  15
  Purchases and Contract Value                                                15
  Charges and Fees                                                            21
  The Hartford's Principal First                                              23
  Death Benefit                                                               25
  Surrenders                                                                  29
ANNUITY PAYOUTS                                                               31
OTHER PROGRAMS AVAILABLE                                                      34
OTHER INFORMATION                                                             36
  Legal Proceedings                                                           39
  More Information                                                            39
FEDERAL TAX CONSIDERATIONS                                                    39
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      46
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: The Hartford Wealth Management -- Individual Annuities, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is: The Hartford Wealth Management -- Individual Annuities, PO Box 14293, Lexington, KY 40512-4293


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

4

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CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner, or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                               None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                         8%
  Second Year                                                                                            8%
  Third Year                                                                                             8%
  Fourth Year                                                                                            8%
  Fifth Year                                                                                             7%
  Sixth Year                                                                                             6%
  Seventh Year                                                                                           5%
  Eighth Year                                                                                            0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)  Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.45%
  Total Separate Account Annual Expenses                                                                  1.45%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  The Hartford's Principal First Charge                                                                   0.75%
  Optional Death Benefit Charge                                                                           0.15%
  Earnings Protection Benefit Charge                                                                      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.55%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                   MINIMUM            MAXIMUM
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TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.59%              1.26%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES (EXCLUDING ANY PAYMENT ENHANCEMENTS), AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


EXAMPLE



(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $1,180
3 years                                                                   $2,048
5 years                                                                   $2,830
10 years                                                                  $4,367



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $393
3 years                                                                   $1,247
5 years                                                                   $2,114
10 years                                                                  $4,337



(3)  If you do not Surrender your Contract:



1 year                                                                      $423
3 years                                                                   $1,277
5 years                                                                   $2,144
10 years                                                                  $4,367


CONDENSED FINANCIAL INFORMATION

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When Premium Payments (and any applicable Payment Enhancements) are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments (and any applicable Payment Enhancements), minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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AVAILABLE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting at the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that Payment Enhancements may be more than offset by the additional fees and charges associated with the bonus? Do you know that we may take back some or all Payment Enhancements in certain circumstances? When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        8%
          5                        7%
          6                        6%
          7                        5%
      8 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than seven years

X  Payment Enhancements or earnings

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

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CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Option, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.
- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;
- Your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;
- Your Interest Accumulation Value from the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washingtonor New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

10

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If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

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- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.


THE FUNDS



FUNDING OPTION                          INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS   Seeks capital appreciation           HL Investment Advisors, LLC
  Fund -- Class IB                                                        Sub-advised by Wellington
                                                                          Management Company, LLP
 Hartford Small/Mid Cap Equity HLS   Seeks long-term growth of capital    HL Investment Advisors, LLC
  Fund -- Class IB                                                        Sub-advised by Hartford Investment
                                                                          Management Company***
 Hartford SmallCap Growth HLS Fund   Seeks long-term capital              HL Investment Advisors, LLC
  -- Class IB                        appreciation                         Sub-advised by Wellington
                                                                          Management Company, LLP
 Hartford U.S. Government            Seeks to maximize total return       HL Investment Advisors, LLC
  Securities HLS Fund -- Class IB    while providing shareholders with a  Sub-advised by Wellington
                                     high level of current income         Management Company, LLP
                                     consistent with prudent investment
                                     risk
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund --       Seeks long-term total return         HL Investment Advisors, LLC
  Class IB                                                                Sub-advised by Wellington
                                                                          Management Company, LLP
 Hartford Capital Appreciation HLS   Seeks growth of capital              HL Investment Advisors, LLC
  Fund -- Class IB                                                        Sub-advised by Wellington
                                                                          Management Company, LLP
 Hartford Disciplined Equity HLS     Seeks growth of capital              HL Investment Advisors, LLC
  Fund -- Class IB                                                        Sub-advised by Wellington
                                                                          Management Company, LLP
 Hartford Dividend and Growth HLS    Seeks a high level of current        HL Investment Advisors, LLC
  Fund -- Class IB                   income consistent with growth of     Sub-advised by Wellington
                                     capital                              Management Company, LLP
 Hartford Global Growth HLS Fund --  Seeks growth of capital              HL Investment Advisors, LLC
  Class IB                                                                Sub-advised by Wellington
                                                                          Management Company, LLP
 Hartford Global Research HLS Fund   Seeks long-term capital              HL Investment Advisors, LLC
  -- Class IB                        appreciation                         Sub-advised by Wellington
                                                                          Management Company, LLP
 Hartford Growth HLS Fund -- Class   Seeks long-term capital              HL Investment Advisors, LLC
  IB                                 appreciation                         Sub-advised by Wellington
                                                                          Management Company, LLP
 Hartford Healthcare HLS Fund --     Seeks long-term capital              HL Investment Advisors, LLC
  Class IB (1)(a)                    appreciation                         Sub-advised by Wellington
                                                                          Management Company, LLP
 Hartford High Yield HLS Fund --     Seeks to provide high current        HL Investment Advisors, LLC
  Class IB                           income, and long-term return         Sub-advised by Wellington
                                                                          Management Company, LLP

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FUNDING OPTION                          INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------
 Hartford Index HLS Fund -- Class    Seeks to provide investment results  HL Investment Advisors, LLC
  IB                                 which approximate the price and      Sub-advised by Hartford Investment
                                     yield performance of publicly        Management Company
                                     traded common stocks in the
                                     aggregate.
 Hartford International              Seeks long-term growth of capital    HL Investment Advisors, LLC
  Opportunities HLS Fund -- Class                                         Sub-advised by Wellington
  IB                                                                      Management Company, LLP
 Hartford MidCap HLS Fund -- Class   Seeks long-term growth of capital    HL Investment Advisors, LLC
  IB+                                                                     Sub-advised by Wellington
                                                                          Management Company, LLP
 Hartford MidCap Value HLS Fund --   Seeks long-term capital              HL Investment Advisors, LLC
  Class IB+                          appreciation                         Sub-advised by Wellington
                                                                          Management Company, LLP
 Hartford Money Market HLS Fund --   Maximum current income consistent    HL Investment Advisors, LLC
  Class IB*                          with liquidity and preservation of   Sub-advised by Hartford Investment
                                     capital                              Management Company
 Hartford Small Company HLS Fund --  Seeks growth of capital              HL Investment Advisors, LLC
  Class IB                                                                Sub-advised by Wellington
                                                                          Management Company, LLP
 Hartford Stock HLS Fund -- Class    Seeks long-term growth of capital    HL Investment Advisors, LLC
  IB                                                                      Sub-advised by Wellington
                                                                          Management Company, LLP
 Hartford Total Return Bond HLS      Seeks a competitive total return,    HL Investment Advisors, LLC
  Fund -- Class IB                   with income as a secondary           Sub-advised by Wellington
                                     objective                            Management Company, LLP
 Hartford Value HLS Fund -- Class    Seeks long-term total return         HL Investment Advisors, LLC
  IB                                                                      Sub-advised by Wellington
                                                                          Management Company, LLP
 Fixed Accumulation Feature**        Preservation of capital              General Account



+      Closed to new and subsequent Premium Payments and transfers of Contract
       Value.




* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



*** Effective June 4, 2012, Wellington Management Company, LLP will replace
    Hartford Investment Management Company as the sub-adviser for the Fund.



(a)  Closed to Contracts issued on or after 8/13/2004.



NOTES



(1)  Formerly Hartford Global Health HLS Fund -- Class IB


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at

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the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2011, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):



AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company.

14

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In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2011, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2011, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $122.5 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Separate Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

IF YOU SIGNED THE APPLICATION FOR YOUR CONTRACT ON OR AFTER DECEMBER 12, 2002, OR IF YOUR CONTRACT WAS ISSUED ON OR AFTER DECEMBER 12, 2002, YOU CANNOT ALLOCATE ANY

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PREMIUM PAYMENTS OR TRANSFER ANY CONTRACT VALUE TO THE FIXED ACCUMULATION FEATURE UNTIL FURTHER NOTICE.

Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account. Premium Payments (and any applicable Payment Enhancements) and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE RIDER FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was issued before May 1, 2002. Series IR of the Contract is issued on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

16

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HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien ("NRA") application submissions require our prior approval.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Premium Payment, both being in good order. If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why it could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. The firm that sold this Contract to you, and we, may directly or indirectly earn income on your Premium Payments. For more information, contact your Registered Representative.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

X 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

X 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to

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your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

-   The length of time you plan to continue to own your Contract.

-   The frequency, amount and timing of any partial Surrenders.

-   The amount of your Premium Payments.

-   When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

If you cancel a Plus Contract, we will recapture any Payment Enhancements we previously credited to your Contract, and you will assume the risk of any investment loss on those Payment Enhancements.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

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To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response

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Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

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HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year, you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary or Contract issue date or the largest sum of any prior transfers. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

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CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        8%
          5                        7%
          6                        6%
          7                        5%
      8 or more                    0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments, or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

-   Your total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
          1                        8%
          2                        8%
          3                        8%
          4                        7%
          5                        6%
          6                        5%
          7                        4%
      8 or more                    0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to

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  Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis and then from Payment Enhancements. Only Premium Payments invested for less than the requisite holding period are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

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PREMIUM TAXES

We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge. You will be subject to fee increases if you elect to step-up the Benefit Amount. The Hartford's Principal First is closed to new sales.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION DEATH BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

YOU MAY ELECT THIS BENEFIT AT ANY TIME, PROVIDED WE ARE STILL OFFERING THIS RIDER FOR NEW SALES. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment, not including Payment Enhancements, is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

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IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step-up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step-up" we will charge you the current charge. Before you decide to "step-up," you should request a current prospectus which will describe the current charge for this benefit.

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

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- If an election form is received in good order within the 30 days prior to an election date, the "step up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

We do not automatically increase payments under the Automatic Income Program if your Benefit Payment increases. If you are enrolled in our Automatic Income Program to make Benefit Payments and your eligible Benefit Payment increases, please note that you need to request an increase in your Automatic Income Program. We will not individually notify you of this privilege.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each

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Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract any Payment Enhancements and proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York,. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York,. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete

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the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

-   minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

WAIVER OF CONTRACTUAL PROVISIONS AFFECTING THE CALCULATION OF THE DEATH BENEFIT -- According to your Contract's Death Benefit provisions, when we calculate the Death Benefit we deduct any Payment Enhancements that we credit to your Contract within 12 months of death. However, Hartford has agreed to waive this deduction for as long as you own this Contract. When we calculate your Death Benefit we will not deduct any Payment Enhancements that we credit to your Contract within 12 months of death.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

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HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

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If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

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- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

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MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship, unemployment or retirement may still be subject to a federal income tax penalty of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   What is the Assumed Investment Return?

-   Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90 (or 92 in certain states), the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for variable dollar amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time

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period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity

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Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

-   the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

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OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semi-annual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such

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as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DCA PLUS -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date your instructions are received. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must make at least 7 but no more than 12 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make at least 3 but no more than 6 transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

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OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

SPECULATIVE INVESTING -- Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. By purchasing this Contract you represent and warrant that you

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are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2011. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE                                                           WHAT IT'S USED FOR
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Access                             Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment              Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                          Joint marketing campaigns and/or Financial Intermediary event advertising/participation;
                                   sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances       Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Support                            Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites;
                                   shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                           Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                         Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial
                                   Intermediary publications highlighting our products and services.
Volume                             Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2011, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc.,
H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


As of December 31, 2011, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds

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Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


For the fiscal year ended December 31, 2011, Additional Payments did not in the aggregate exceed approximately $33 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.4 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.



Financial Intermediaries that received Additional Payments in 2011, but do not have an ongoing contractual relationship, are listed in the SAI.


LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


The Hartford Wealth Management -- Individual Annuities
PO Box 14293
Lexington, KY 40512-4293


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized

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for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner is generally required to currently include in gross income for each taxable year the excess of (a) the sum of the net surrender value of the contract as of the end of the taxable year plus all distributions under the contract received during the taxable year or any prior taxable year, over (b) the sum of the amount of net premiums under the contract for the taxable year and prior taxable years and amounts includible in gross income for prior taxable years with respect to such contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

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    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iii. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

iv. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

v. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity

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Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a taxpayer's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

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ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.


The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").



The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.



Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.



If a transfer falls within the scope of the Rev. Proc. but is not described above (for example -- if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.


    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government

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securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

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Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

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may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA

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under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,000 for 2012). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

                                                                     APP I-5

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the

APP I-6

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actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of

                                                                     APP I-7

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Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

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EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

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MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appears in the Statement of Additional Information, which you may obtain free of charge by contacting us.



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.087         $0.986         $0.770         $1.145         $1.092
  Accumulation Unit Value at end of
   period                                 $1.088         $1.087         $0.986         $0.770         $1.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,069         36,166         43,088         53,252         71,275
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.304        $13.118        $10.354             --             --
  Accumulation Unit Value at end of
   period                                $14.167        $14.304        $13.118             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.484         $1.296         $0.905         $1.692         $1.473
  Accumulation Unit Value at end of
   period                                 $1.293         $1.484         $1.296         $0.905         $1.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             35,398         46,121         59,210         74,095         94,185
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.748        $14.784        $10.437             --             --
  Accumulation Unit Value at end of
   period                                $14.429        $16.748        $14.784             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              8             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.919         $0.820         $0.663         $1.076         $1.010
  Accumulation Unit Value at end of
   period                                 $0.914         $0.919         $0.820         $0.663         $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,557         13,154         16,046         20,044         25,433
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.119        $12.732        $10.421             --             --
  Accumulation Unit Value at end of
   period                                $13.888        $14.119        $12.732             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.004         $0.952         $0.933         $0.801         $0.945
  Accumulation Unit Value at end of
   period                                 $1.092         $1.004         $0.952         $0.933         $0.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             83,108         96,271        107,368        106,456        304,294
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.285         $1.131         $0.964         $0.688         $0.872
  Accumulation Unit Value at end of
   period                                 $1.473         $1.285         $1.131         $0.964         $0.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            111,269        125,088        138,476        126,672        308,464
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.914         $0.872         $0.818         $0.646         $0.872
  Accumulation Unit Value at end of
   period                                 $1.010         $0.914         $0.872         $0.818         $0.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,410         28,973         27,296         23,837         46,258
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.557         $1.398         $1.141         $1.717         $1.614
  Accumulation Unit Value at end of
   period                                 $1.550         $1.557         $1.398         $1.141         $1.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,761         27,847         34,690         44,341         58,491
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.796        $12.532        $10.337             --             --
  Accumulation Unit Value at end of
   period                                $13.592        $13.796        $12.532             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6             17             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.812         $0.723         $0.542         $1.160         $0.944
  Accumulation Unit Value at end of
   period                                 $0.688         $0.812         $0.723         $0.542         $1.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,156         10,259         12,844         16,514         21,506
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.434        $13.892        $10.533             --             --
  Accumulation Unit Value at end of
   period                                $12.923        $15.434        $13.892             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.795         $8.588         $6.145        $10.476             --
  Accumulation Unit Value at end of
   period                                 $8.736         $9.795         $8.588         $6.145             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                431            552            689            814             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.332        $14.477        $10.474             --             --
  Accumulation Unit Value at end of
   period                                $14.406        $16.332        $14.477             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2             --             --             --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.331         $1.134         $0.860         $1.502         $1.308
  Accumulation Unit Value at end of
   period                                 $1.192         $1.331         $1.134         $0.860         $1.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,664         10,756          8,638         10,916         13,551
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.754        $13.572        $10.398             --             --
  Accumulation Unit Value at end of
   period                                $13.947        $15.754        $13.572             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.364         $1.309         $1.184         $0.950         $1.126
  Accumulation Unit Value at end of
   period                                 $1.614         $1.364         $1.309         $1.184         $0.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             64,481         66,704         61,759         49,341        125,823
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.841         $0.834         $0.712         $0.534         $0.675
  Accumulation Unit Value at end of
   period                                 $0.944         $0.841         $0.834         $0.712         $0.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,790         27,982         28,738         23,896         52,852
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.272         $1.236         $1.118         $0.856         $0.976
  Accumulation Unit Value at end of
   period                                 $1.308         $1.272         $1.236         $1.118         $0.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,482         17,926         15,627         10,655          1,968
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.576         $1.364         $1.070         $2.004         $1.572
  Accumulation Unit Value at end of
   period                                 $1.412         $1.576         $1.364         $1.070         $2.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,318          7,627         10,191         12,317         15,577
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.186        $13.283        $10.539             --             --
  Accumulation Unit Value at end of
   period                                $13.456        $15.186        $13.283             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4             --             --             --
HARTFORD HEALTHCARE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.031         $1.929         $1.599         $2.185         $2.094
  Accumulation Unit Value at end of
   period                                 $2.168         $2.031         $1.929         $1.599         $2.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,660          2,079          2,509          3,493          4,892
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.640        $13.096        $10.975             --             --
  Accumulation Unit Value at end of
   period                                $14.395        $13.640        $13.096             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.641         $1.437         $0.971         $1.322         $1.308
  Accumulation Unit Value at end of
   period                                 $1.689         $1.641         $1.437         $0.971         $1.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,803          6,655          8,550          8,815         10,947
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.155        $15.189        $10.381             --             --
  Accumulation Unit Value at end of
   period                                $17.465        $17.155        $15.189             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              9             --             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.884         $0.783         $0.632         $1.022         $0.988
  Accumulation Unit Value at end of
   period                                 $0.885         $0.884         $0.783         $0.632         $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,495          8,784         11,067         13,004         20,394
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.918        $12.475        $10.172             --             --
  Accumulation Unit Value at end of
   period                                $13.785        $13.918        $12.475             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              7             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.427         $1.248         $1.083         $0.766         $0.986
  Accumulation Unit Value at end of
   period                                 $1.572         $1.427         $1.248         $1.083         $0.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,174         16,357         13,107          8,839          1,392
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD HEALTHCARE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.916         $1.733         $1.563         $1.201         $1.472
  Accumulation Unit Value at end of
   period                                 $2.094         $1.916         $1.733         $1.563         $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,739          6,372          7,065          6,986         19,464
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.197         $1.192         $1.129         $0.932         $1.018
  Accumulation Unit Value at end of
   period                                 $1.308         $1.197         $1.192         $1.129         $0.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,251         12,394         16,852         16,051         25,458
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.870         $0.847         $0.780         $0.619         $0.812
  Accumulation Unit Value at end of
   period                                 $0.988         $0.870         $0.847         $0.780         $0.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,976         25,125         25,446         22,930         44,433
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.122         $0.997         $0.760         $1.339         $1.068
  Accumulation Unit Value at end of
   period                                 $0.949         $1.122         $0.997         $0.760         $1.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,955         21,760         16,014         18,440         23,389
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.448        $13.876        $10.692             --             --
  Accumulation Unit Value at end of
   period                                $12.922        $15.448        $13.876             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              9             --             --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.796         $1.480         $1.149         $1.808         $1.595
  Accumulation Unit Value at end of
   period                                 $1.626         $1.796         $1.480         $1.149         $1.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,221          5,442          6,884          8,864         13,068
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.063        $13.380        $10.508             --             --
  Accumulation Unit Value at end of
   period                                $14.381        $16.063        $13.380             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.751         $1.429         $1.008         $1.715         $1.708
  Accumulation Unit Value at end of
   period                                 $1.574         $1.751         $1.429         $1.008         $1.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,445         18,682         20,907         27,406         35,613
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.704        $15.428        $11.004             --             --
  Accumulation Unit Value at end of
   period                                $16.630        $18.704        $15.428             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              7             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.089         $1.105         $1.121         $1.116         $1.082
  Accumulation Unit Value at end of
   period                                 $1.073         $1.089         $1.105         $1.121         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,740         17,856         26,583         48,695         28,109
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.487         $9.732         $9.978             --             --
  Accumulation Unit Value at end of
   period                                 $9.248         $9.487         $9.732             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             22             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.873         $0.775         $0.667         $0.510         $0.632
  Accumulation Unit Value at end of
   period                                 $1.068         $0.873         $0.775         $0.667         $0.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,412         22,875         19,519          9,080         17,652
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.452         $1.264         $1.104         $0.816         $0.967
  Accumulation Unit Value at end of
   period                                 $1.595         $1.452         $1.264         $1.104         $0.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,432         19,006         21,096         23,916         52,752
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.474         $1.363         $1.192         $0.846         $0.989
  Accumulation Unit Value at end of
   period                                 $1.708         $1.474         $1.363         $1.192         $0.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,085         53,033         66,625         68,887         52,443
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.051         $1.039         $1.047         $1.057         $1.060
  Accumulation Unit Value at end of
   period                                 $1.082         $1.051         $1.039         $1.047         $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,716         20,708         22,517         30,479        101,819
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.948         $0.776         $0.611         $1.045         $0.931
  Accumulation Unit Value at end of
   period                                 $0.900         $0.948         $0.776         $0.611         $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,996          9,182         11,498         15,074         19,383
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.868        $13.144        $10.452             --             --
  Accumulation Unit Value at end of
   period                                $14.907        $15.868        $13.144             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.645         $8.604         $5.918        $10.578             --
  Accumulation Unit Value at end of
   period                                $10.348        $10.645         $8.604         $5.918             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                360            437            335            174             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.134        $14.820        $10.306             --             --
  Accumulation Unit Value at end of
   period                                $17.436        $18.134        $14.820             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.489         $1.109         $0.833         $1.354         $1.403
  Accumulation Unit Value at end of
   period                                 $1.485         $1.489         $1.109         $0.833         $1.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,554          7,635          9,122         10,662         13,621
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.603        $14.010        $10.641             --             --
  Accumulation Unit Value at end of
   period                                $18.347        $18.603        $14.010             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.878         $0.778         $0.559         $1.000         $0.960
  Accumulation Unit Value at end of
   period                                 $0.854         $0.878         $0.778         $0.559         $1.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,370         28,253         36,076         45,492         58,124
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.867        $14.213        $10.327             --             --
  Accumulation Unit Value at end of
   period                                $15.259        $15.867        $14.213             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.827         $0.695         $0.630         $0.411         $0.600
  Accumulation Unit Value at end of
   period                                 $0.931         $0.827         $0.695         $0.630         $0.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,562         22,297         27,730         33,978         61,128
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.336         $1.223         $1.078         $0.731         $0.932
  Accumulation Unit Value at end of
   period                                 $1.403         $1.336         $1.223         $1.078         $0.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,889         21,118         18,790          9,263          1,830
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.852         $0.791         $0.772         $0.621         $0.833
  Accumulation Unit Value at end of
   period                                 $0.960         $0.852         $0.791         $0.772         $0.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             67,499         74,657         79,386         75,867        184,257
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.596         $1.510         $1.335         $1.470         $1.429
  Accumulation Unit Value at end of
   period                                 $1.679         $1.596         $1.510         $1.335         $1.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,892         22,987         27,657         32,136         40,654
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.987        $11.466        $10.252             --             --
  Accumulation Unit Value at end of
   period                                $12.471        $11.987        $11.466             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2             21             --             --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.144         $1.121         $1.103         $1.129         $1.100
  Accumulation Unit Value at end of
   period                                 $1.179         $1.144         $1.121         $1.103         $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,661         26,487         32,236         42,486         28,795
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.169        $10.075        $10.023             --             --
  Accumulation Unit Value at end of
   period                                $10.370        $10.169        $10.075             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             10              2             --             --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.274         $1.130         $0.924         $1.425         $1.330
  Accumulation Unit Value at end of
   period                                 $1.228         $1.274         $1.130         $0.924         $1.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,026         17,411          9,372         11,975         16,547
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.895        $12.461        $10.304             --             --
  Accumulation Unit Value at end of
   period                                $13.246        $13.895        $12.461             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              1             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.387         $1.377         $1.339         $1.262         $1.166
  Accumulation Unit Value at end of
   period                                 $1.429         $1.387         $1.377         $1.339         $1.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             41,467         40,901         39,937         36,130        105,013
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.076         $1.078         $1.074         $1.069         $1.007
  Accumulation Unit Value at end of
   period                                 $1.100         $1.076         $1.078         $1.074         $1.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,728         37,908         39,572         46,580         37,697
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.110         $1.045         $0.960         $0.759         $0.998
  Accumulation Unit Value at end of
   period                                 $1.330         $1.110         $1.045         $0.960         $0.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,703         21,272         23,226         27,362         21,066
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

To obtain a Statement of Additional Information for Series I and Series IR of The Director Plus variable annuity, please complete the form below and mail to:


     The Hartford Wealth Management -- Individual Annuities
     PO Box 14293
     Lexington, KY 40512-4293


Please send a Statement of Additional Information to me at the following address:

--------------------------------------------------------------------------------
                                      Name
--------------------------------------------------------------------------------
                                    Address
--------------------------------------------------------------------------------
  City/State                                                         Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              SEPARATE ACCOUNT ONE

                  SERIES I AND SERIES IR OF THE DIRECTOR PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to The Hartford Wealth Management -- Individual Annuities, P. O. Box 14293, Lexington, KY 40512-4293



Date of Prospectus: May 1, 2012
Date of Statement of Additional Information: May 1, 2012


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-1

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 9, 2012 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2011: 18,813,072 2010: 9,268,906; and 2009: $6,521,552.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2011 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



ABNB Federal Credit Union, Access Investments, Inc., Addison Avenue Federal C. U., Aegis Investments, Inc., AFA Financial Group, LLC, AIM Distributors, Inc., Allen & Company of Florida, Inc., American Century Brokerage, American Classic Securities, American Funds & Trust, Inc., American Heritage FCU, American Portfolios Financial Services, Ameritas Investment Corp., Amtrust Bank, Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, Bancorpsouth Bank, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., Baxter Credit Union, BB&T Investment Services, Inc., BBVA Compass Investment Solutions, Beacon Federal Credit Union, Bernard Herold & Co., Inc., Bethpage Federal Credit Union, BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Svcs Corp., Bruce A. Lefavi Securities, Inc., CJM Planning Corp., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

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CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Chapin Davis, Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commonwealth Central C.U., Commonwealth Financial Network, Compass Bank, Conservative Financial Services, Inc., Consolidated Federal C.U., Coordinated Capital Securities, Inc., Cresap Inc., Crews & Associates, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, DeWaay Financial Network LLC, Duncan-Williams, Inc., Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Empire Financial Group, Inc., EPlanning Securities, Inc., Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., Feltl & Company, Fidelity Investment Inst. Services, Fifth Third Bank, Fifth Third Securities, Financial Advisors of America, Financial Network Investment Corp., Financial Telesis, Inc., Fintegra LLC, First Allied Securities, First Banking Center, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Securities, First Commonwealth FCU, First Financial Equity Corp., First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresight Financial Group, Inc., Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, Fulton Bank, Geneos Wealth Management, Inc., Gilford Securities, Inc., Girard Securities, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harger and Company, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Heim Young & Associates, Inc., Hightower Securities LLC, Home S&L Company of Youngstown, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., IJL Financial LLC, Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., INVEST Financial Corporation, INVEST / Capital City Bank, INVEST / United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Planners, Inc., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.F. Financial, LLC, L.O. Thomas & Company, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Leonard & Company, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Lord Abbett & Co., LPL Financial Corporation, LPL Financial Services, M Griffith Investment Services, Inc., M & T Bank, M & T Securities, Inc., MB Financial Bank, NA, MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., Midwestern Securities Trading Co. LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services, Inc., National Financial Services Corp., National Planning Corporation, National Securities Corp., Nationwide Planning Associates, Inc., Nationwide Securities LLC, Navy Federal Brokerage Services, NBC Financial Services, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Park Avenue Securities, LLC, Paulson Investment Company Inc., Peak Investments, Peoples Bank, Peoples Securities, Inc., Peoples United Bank, Pershing, Pinnacle Bank, PlanMember Securities Corp., Premier America Credit Union, Prime Capital Services, Inc., Prime Solutions Securities, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Rolan Francis & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Saxony Securities, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Security Service F.C.U., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith, Brown & Groover, Inc., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Spokane Teachers C.U. Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Summit Bank, Summit Brokerage Services Inc., SunMark Community Bank, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Thurston, Springer, Miller, Herd, Tower Bank & Trust Company, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Bank, United Brokerage Services, Inc., United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Wall Street Financial Group, Walnut Street Securities, Inc., Webster Bank, N.A., Wedbush

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, WFG Investments, Inc., Williams Financial Group, Inc., Woodbury Financial Services, Inc., Woodstock Financial Group, Inc., World Equity Group, Inc., WRP Investments, Inc., and Wunderlich Securities Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

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Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Value appears in the prospectus, which assumes you select either no optional benefits or all optional benefits.



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.087         $0.986         $0.770         $1.145         $1.092
  Accumulation Unit Value at end of
   period                                 $1.088         $1.087         $0.986         $0.770         $1.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,069         36,166         43,088         53,252         71,275
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.069         $0.971         $0.760         $1.132         $1.081
  Accumulation Unit Value at end of
   period                                 $1.069         $1.069         $0.971         $0.760         $1.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,348          3,981          4,748          5,729          7,259
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.065         $0.968         $0.758         $1.129         $1.079
  Accumulation Unit Value at end of
   period                                 $1.065         $1.065         $0.968         $0.758         $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,182          3,716          4,173          5,455          6,923
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.048         $0.954         $0.748         $1.116         $1.068
  Accumulation Unit Value at end of
   period                                 $1.046         $1.048         $0.954         $0.748         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,857         29,793         40,192         48,281         67,471
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.048         $0.954         $0.748         $1.116         $1.068
  Accumulation Unit Value at end of
   period                                 $1.046         $1.048         $0.954         $0.748         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,857         29,793         40,192         48,281         67,471
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.035         $0.944         $0.740         $1.107         $1.061
  Accumulation Unit Value at end of
   period                                 $1.031         $1.035         $0.944         $0.740         $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,090         22,384         25,770         28,898         26,743
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.035         $0.944         $0.740         $1.107         $1.061
  Accumulation Unit Value at end of
   period                                 $1.031         $1.035         $0.944         $0.740         $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,090         22,384         25,770         28,898         26,743
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.031         $0.940         $0.738         $1.104         $1.059
  Accumulation Unit Value at end of
   period                                 $1.027         $1.031         $0.940         $0.738         $1.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                792          1,053          1,078          1,155          1,893
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.022         $0.933         $0.733         $1.098         $1.054
  Accumulation Unit Value at end of
   period                                 $1.017         $1.022         $0.933         $0.733         $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,584          2,209          2,560          3,098          3,794

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.004         $0.952         $0.933         $0.801         $0.945
  Accumulation Unit Value at end of
   period                                 $1.092         $1.004         $0.952         $0.933         $0.801
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             83,108         96,271        107,368        106,456        304,294
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.995         $0.945         $0.928         $0.798         $0.942
  Accumulation Unit Value at end of
   period                                 $1.081         $0.995         $0.945         $0.928         $0.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,287         10,399         11,904         12,864         42,248
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.994         $0.945         $0.928         $0.798         $0.943
  Accumulation Unit Value at end of
   period                                 $1.079         $0.994         $0.945         $0.928         $0.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,020          8,617          9,722         11,894         56,013
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.985         $0.938         $0.923         $0.795         $0.764
  Accumulation Unit Value at end of
   period                                 $1.068         $0.985         $0.938         $0.923         $0.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             83,412         91,557        103,510         99,612        108,920
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.985         $0.938         $0.923         $0.795         $0.941
  Accumulation Unit Value at end of
   period                                 $1.068         $0.985         $0.938         $0.923         $0.795
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             83,412         91,557        103,510         99,612        108,920
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.980         $0.934         $0.924             --             --
  Accumulation Unit Value at end of
   period                                 $1.061         $0.980         $0.934             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,710         28,755         27,290             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.980         $0.934         $0.921         $0.794         $0.764
  Accumulation Unit Value at end of
   period                                 $1.061         $0.980         $0.934         $0.921         $0.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             24,710         28,755         27,290          5,171          8,028
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.978         $0.933         $0.920         $0.794         $0.764
  Accumulation Unit Value at end of
   period                                 $1.059         $0.978         $0.933         $0.920         $0.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,460          2,734          3,625          4,189          4,336
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.975         $0.931         $0.922             --             --
  Accumulation Unit Value at end of
   period                                 $1.054         $0.975         $0.931             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,677          4,481          4,714             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                7

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                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.018         $0.930         $0.731         $1.095         $1.052
  Accumulation Unit Value at end of
   period                                 $1.012         $1.018         $0.930         $0.731         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,317          1,713          1,890          2,143          2,682
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.018         $0.930         $0.731         $1.095         $1.052
  Accumulation Unit Value at end of
   period                                 $1.012         $1.018         $0.930         $0.731         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,317          1,713          1,890          2,143          2,682
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.409        $13.168        $10.358             --             --
  Accumulation Unit Value at end of
   period                                $14.322        $14.409        $13.168             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                501            469            150             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.013         $0.927         $0.730         $1.095         $1.053
  Accumulation Unit Value at end of
   period                                 $1.006         $1.013         $0.927         $0.730         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                283            251            480            491            185
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.364        $13.147        $10.356             --             --
  Accumulation Unit Value at end of
   period                                $14.255        $14.364        $13.147             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             22              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.349        $13.139        $10.356             --             --
  Accumulation Unit Value at end of
   period                                $14.233        $14.349        $13.139             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.304        $13.118        $10.354             --             --
  Accumulation Unit Value at end of
   period                                $14.167        $14.304        $13.118             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.484         $1.296         $0.905         $1.692         $1.473
  Accumulation Unit Value at end of
   period                                 $1.293         $1.484         $1.296         $0.905         $1.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             35,398         46,121         59,210         74,095         94,185
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.461         $1.277         $0.893         $1.672         $1.458
  Accumulation Unit Value at end of
   period                                 $1.270         $1.461         $1.277         $0.893         $1.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,623          4,522          5,776          7,168         10,173
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.455         $1.273         $0.891         $1.669         $1.456
  Accumulation Unit Value at end of
   period                                 $1.265         $1.455         $1.273         $0.891         $1.669
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,239          5,128          6,619          8,965         12,851

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.973         $0.930         $0.921             --             --
  Accumulation Unit Value at end of
   period                                 $1.052         $0.973         $0.930             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,806          2,944          3,343             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.973         $0.930         $0.918         $0.794         $0.764
  Accumulation Unit Value at end of
   period                                 $1.052         $0.973         $0.930         $0.918         $0.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,806          2,944          3,343          3,577          4,162
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.976         $0.934         $0.927             --             --
  Accumulation Unit Value at end of
   period                                 $1.053         $0.976         $0.934             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             13             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.285         $1.131         $0.964         $0.688         $0.872
  Accumulation Unit Value at end of
   period                                 $1.473         $1.285         $1.131         $0.964         $0.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            111,269        125,088        138,476        126,672        308,464
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.274         $1.123         $0.958         $0.686         $0.870
  Accumulation Unit Value at end of
   period                                 $1.458         $1.274         $1.123         $0.958         $0.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,576         14,335         15,303         15,958         43,164
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.272         $1.122         $0.958         $0.686         $0.870
  Accumulation Unit Value at end of
   period                                 $1.456         $1.272         $1.122         $0.958         $0.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,637         14,869         16,159         16,427         60,306

8                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.432         $1.254         $0.879         $1.649         $1.441
  Accumulation Unit Value at end of
   period                                 $1.243         $1.432         $1.254         $0.879         $1.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,046         36,178         51,139         61,395         85,369
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.432         $1.254         $0.879         $1.649         $1.441
  Accumulation Unit Value at end of
   period                                 $1.243         $1.432         $1.254         $0.879         $1.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,046         36,178         51,139         61,395         85,369
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.414         $1.241         $0.871         $1.636         $1.431
  Accumulation Unit Value at end of
   period                                 $1.225         $1.414         $1.241         $0.871         $1.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,661         38,547         50,484         53,578         46,522
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.414         $1.241         $0.871         $1.636         $1.431
  Accumulation Unit Value at end of
   period                                 $1.225         $1.414         $1.241         $0.871         $1.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,661         38,547         50,484         53,578         46,522
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.408         $1.236         $0.868         $1.631         $1.428
  Accumulation Unit Value at end of
   period                                 $1.220         $1.408         $1.236         $0.868         $1.631
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,004          1,210          1,586          1,853          3,179
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.396         $1.226         $0.862         $1.622         $1.421
  Accumulation Unit Value at end of
   period                                 $1.208         $1.396         $1.226         $0.862         $1.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,437          3,375          3,969          4,544          5,020
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.390         $1.222         $0.859         $1.618         $1.419
  Accumulation Unit Value at end of
   period                                 $1.203         $1.390         $1.222         $0.859         $1.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,010          2,851          3,663          4,243          3,879
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.390         $1.222         $0.859         $1.618         $1.419
  Accumulation Unit Value at end of
   period                                 $1.203         $1.390         $1.222         $0.859         $1.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,010          2,851          3,663          4,243          3,879
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.872        $14.841        $10.441             --             --
  Accumulation Unit Value at end of
   period                                $14.586        $16.872        $14.841             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                991          1,000            344             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.388         $1.222         $0.861         $1.623         $1.425
  Accumulation Unit Value at end of
   period                                 $1.199         $1.388         $1.222         $0.861         $1.623
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                348            399            640            563            195

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.261         $1.114         $0.953         $0.683         $0.616
  Accumulation Unit Value at end of
   period                                 $1.441         $1.261         $1.114         $0.953         $0.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            107,600        125,285        140,499        131,443        121,568
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.261         $1.114         $0.953         $0.683         $0.868
  Accumulation Unit Value at end of
   period                                 $1.441         $1.261         $1.114         $0.953         $0.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                            107,600        125,285        140,499        131,443        121,568
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.255         $1.110         $0.964             --             --
  Accumulation Unit Value at end of
   period                                 $1.431         $1.255         $1.110             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,762         53,974         56,699             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.255         $1.110         $0.951         $0.683         $0.616
  Accumulation Unit Value at end of
   period                                 $1.431         $1.255         $1.110         $0.951         $0.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             46,762         53,974         56,699          5,739          8,807
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.253         $1.109         $0.950         $0.682         $0.616
  Accumulation Unit Value at end of
   period                                 $1.428         $1.253         $1.109         $0.950         $0.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,383          5,651          5,937          5,696          6,230
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.248         $1.106         $0.962             --             --
  Accumulation Unit Value at end of
   period                                 $1.421         $1.248         $1.106             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,845          7,298          7,633             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.246         $1.105         $0.962             --             --
  Accumulation Unit Value at end of
   period                                 $1.419         $1.246         $1.105             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,953          3,976          4,007             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.246         $1.105         $0.948         $0.682         $0.616
  Accumulation Unit Value at end of
   period                                 $1.419         $1.246         $1.105         $0.948         $0.682
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,953          3,976          4,007          4,078          4,052
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.254         $1.113         $0.970             --             --
  Accumulation Unit Value at end of
   period                                 $1.425         $1.254         $1.113             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             45             32             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.819        $14.816        $10.439             --             --
  Accumulation Unit Value at end of
   period                                $14.518        $16.819        $14.816             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             44              4             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.801        $14.808        $10.439             --             --
  Accumulation Unit Value at end of
   period                                $14.496        $16.801        $14.808             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11             18              7             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.748        $14.784        $10.437             --             --
  Accumulation Unit Value at end of
   period                                $14.429        $16.748        $14.784             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4              8             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.919         $0.820         $0.663         $1.076         $1.010
  Accumulation Unit Value at end of
   period                                 $0.914         $0.919         $0.820         $0.663         $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,557         13,154         16,046         20,044         25,433
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.904         $0.808         $0.655         $1.063         $1.000
  Accumulation Unit Value at end of
   period                                 $0.898         $0.904         $0.808         $0.655         $1.063
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                799            870          1,326          1,890          2,217
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.901         $0.805         $0.653         $1.061         $0.998
  Accumulation Unit Value at end of
   period                                 $0.894         $0.901         $0.805         $0.653         $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,561          1,917          2,231          2,562          3,069
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.886         $0.793         $0.644         $1.049         $0.988
  Accumulation Unit Value at end of
   period                                 $0.878         $0.886         $0.793         $0.644         $1.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,205          8,694         11,492         14,278         19,422
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.886         $0.793         $0.644         $1.049         $0.988
  Accumulation Unit Value at end of
   period                                 $0.878         $0.886         $0.793         $0.644         $1.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,205          8,694         11,492         14,278         19,422
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.875         $0.785         $0.638         $1.040         $0.981
  Accumulation Unit Value at end of
   period                                 $0.866         $0.875         $0.785         $0.638         $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,042         17,943         23,103         25,222         26,959
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.875         $0.785         $0.638         $1.040         $0.981
  Accumulation Unit Value at end of
   period                                 $0.866         $0.875         $0.785         $0.638         $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,042         17,943         23,103         25,222         26,959

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.914         $0.872         $0.818         $0.646         $0.872
  Accumulation Unit Value at end of
   period                                 $1.010         $0.914         $0.872         $0.818         $0.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,410         28,973         27,296         23,837         46,258
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.906         $0.866         $0.813         $0.643         $0.870
  Accumulation Unit Value at end of
   period                                 $1.000         $0.906         $0.866         $0.813         $0.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,382          2,621          2,651          2,602          6,457
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.905         $0.865         $0.813         $0.643         $0.870
  Accumulation Unit Value at end of
   period                                 $0.998         $0.905         $0.865         $0.813         $0.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,088          3,492          2,073          1,700          7,468
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.897         $0.859         $0.809         $0.641         $0.608
  Accumulation Unit Value at end of
   period                                 $0.988         $0.897         $0.859         $0.809         $0.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,161         23,321         23,430         20,564         15,064
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.897         $0.859         $0.809         $0.641         $0.868
  Accumulation Unit Value at end of
   period                                 $0.988         $0.897         $0.859         $0.809         $0.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,161         23,321         23,430         20,564         15,064
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.892         $0.856         $0.818             --             --
  Accumulation Unit Value at end of
   period                                 $0.981         $0.892         $0.856             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,382         28,929         18,662             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.892         $0.856         $0.807         $0.640         $0.608
  Accumulation Unit Value at end of
   period                                 $0.981         $0.892         $0.856         $0.807         $0.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             27,382         28,929         18,662          1,626            873

10                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.872         $0.782         $0.636         $1.037         $0.979
  Accumulation Unit Value at end of
   period                                 $0.862         $0.872         $0.782         $0.636         $1.037
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35            142            255            232            341
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.864         $0.776         $0.632         $1.031         $0.975
  Accumulation Unit Value at end of
   period                                 $0.854         $0.864         $0.776         $0.632         $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                625            946          1,042          1,149          1,315
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.861         $0.773         $0.630         $1.029         $0.973
  Accumulation Unit Value at end of
   period                                 $0.850         $0.861         $0.773         $0.630         $1.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                395            426            495            525            696
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.861         $0.773         $0.630         $1.029         $0.973
  Accumulation Unit Value at end of
   period                                 $0.850         $0.861         $0.773         $0.630         $1.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                395            426            495            525            696
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.223        $12.781        $10.424             --             --
  Accumulation Unit Value at end of
   period                                $14.039        $14.223        $12.781             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                333            210             92             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.852         $0.766         $0.625         $1.023         $0.968
  Accumulation Unit Value at end of
   period                                 $0.840         $0.852         $0.766         $0.625         $1.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                117            174            216            216            102
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.179        $12.760        $10.423             --             --
  Accumulation Unit Value at end of
   period                                $13.974        $14.179        $12.760             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.164        $12.753        $10.422             --             --
  Accumulation Unit Value at end of
   period                                $13.952        $14.164        $12.753             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.119        $12.732        $10.421             --             --
  Accumulation Unit Value at end of
   period                                $13.888        $14.119        $12.732             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.891         $0.855         $0.806         $0.640         $0.608
  Accumulation Unit Value at end of
   period                                 $0.979         $0.891         $0.855         $0.806         $0.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                511            502            437            244            435
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.887         $0.852         $0.816             --             --
  Accumulation Unit Value at end of
   period                                 $0.975         $0.887         $0.852             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,223          1,319          1,356             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.886         $0.852         $0.816             --             --
  Accumulation Unit Value at end of
   period                                 $0.973         $0.886         $0.852             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                579            557            648             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.886         $0.852         $0.805         $0.640         $0.608
  Accumulation Unit Value at end of
   period                                 $0.973         $0.886         $0.852         $0.805         $0.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                579            557            648            918            237
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.883         $0.850         $0.816             --             --
  Accumulation Unit Value at end of
   period                                 $0.968         $0.883         $0.850             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.557         $1.398         $1.141         $1.717         $1.614
  Accumulation Unit Value at end of
   period                                 $1.550         $1.557         $1.398         $1.141         $1.717
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,761         27,847         34,690         44,341         58,491
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.531         $1.378         $1.126         $1.697         $1.597
  Accumulation Unit Value at end of
   period                                 $1.523         $1.531         $1.378         $1.126         $1.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,990          2,408          2,989          3,768          5,223
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.526         $1.374         $1.123         $1.694         $1.595
  Accumulation Unit Value at end of
   period                                 $1.517         $1.526         $1.374         $1.123         $1.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,415          2,823          3,897          4,564          6,983
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.501         $1.354         $1.108         $1.674         $1.578
  Accumulation Unit Value at end of
   period                                 $1.490         $1.501         $1.354         $1.108         $1.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,077         22,337         31,987         39,816         58,435
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.501         $1.354         $1.108         $1.674         $1.578
  Accumulation Unit Value at end of
   period                                 $1.490         $1.501         $1.354         $1.108         $1.674
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,077         22,337         31,987         39,816         58,435
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.483         $1.339         $1.098         $1.661         $1.568
  Accumulation Unit Value at end of
   period                                 $1.469         $1.483         $1.339         $1.098         $1.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,826         27,693         36,966         41,001         39,554
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.483         $1.339         $1.098         $1.661         $1.568
  Accumulation Unit Value at end of
   period                                 $1.469         $1.483         $1.339         $1.098         $1.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,826         27,693         36,966         41,001         39,554
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.476         $1.334         $1.094         $1.656         $1.565
  Accumulation Unit Value at end of
   period                                 $1.462         $1.476         $1.334         $1.094         $1.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                582            792          1,069          1,184          1,604
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.463         $1.323         $1.087         $1.646         $1.557
  Accumulation Unit Value at end of
   period                                 $1.448         $1.463         $1.323         $1.087         $1.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,706          2,067          2,278          2,601          2,808
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.458         $1.319         $1.084         $1.643         $1.554
  Accumulation Unit Value at end of
   period                                 $1.442         $1.458         $1.319         $1.084         $1.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,240          1,554          1,803          2,103          2,318

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.364         $1.309         $1.184         $0.950         $1.126
  Accumulation Unit Value at end of
   period                                 $1.614         $1.364         $1.309         $1.184         $0.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             64,481         66,704         61,759         49,341        125,823
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.352         $1.300         $1.178         $0.946         $1.123
  Accumulation Unit Value at end of
   period                                 $1.597         $1.352         $1.300         $1.178         $0.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,773          6,066          6,268          6,921         17,352
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.350         $1.299         $1.177         $0.946         $1.124
  Accumulation Unit Value at end of
   period                                 $1.595         $1.350         $1.299         $1.177         $0.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,183          7,550          6,360          6,039         24,418
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.339         $1.289         $1.171         $0.942         $0.899
  Accumulation Unit Value at end of
   period                                 $1.578         $1.339         $1.289         $1.171         $0.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             68,945         73,107         75,497         67,761         64,542
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.339         $1.289         $1.171         $0.942         $1.121
  Accumulation Unit Value at end of
   period                                 $1.578         $1.339         $1.289         $1.171         $0.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             68,945         73,107         75,497         67,761         64,542
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.332         $1.285         $1.170             --             --
  Accumulation Unit Value at end of
   period                                 $1.568         $1.332         $1.285             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             38,359         41,584         32,465             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.332         $1.285         $1.168         $0.942         $0.899
  Accumulation Unit Value at end of
   period                                 $1.568         $1.332         $1.285         $1.168         $0.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             38,359         41,584         32,465          4,661          4,731
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.329         $1.283         $1.167         $0.942         $0.899
  Accumulation Unit Value at end of
   period                                 $1.565         $1.329         $1.283         $1.167         $0.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,215          2,552          2,307          2,277          2,777
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.324         $1.280         $1.166             --             --
  Accumulation Unit Value at end of
   period                                 $1.557         $1.324         $1.280             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,708          3,035          3,072             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.323         $1.279         $1.166             --             --
  Accumulation Unit Value at end of
   period                                 $1.554         $1.323         $1.279             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,437          2,458          2,199             --             --

12                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.458         $1.319         $1.084         $1.643         $1.554
  Accumulation Unit Value at end of
   period                                 $1.442         $1.458         $1.319         $1.084         $1.643
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,240          1,554          1,803          2,103          2,318
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.898        $12.580        $10.340             --             --
  Accumulation Unit Value at end of
   period                                $13.740        $13.898        $12.580             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                941            814            351             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.210         $1.097         $0.902         $1.370         $1.298
  Accumulation Unit Value at end of
   period                                 $1.195         $1.210         $1.097         $0.902         $1.370
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                319            418            600            567            302
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.854        $12.559        $10.339             --             --
  Accumulation Unit Value at end of
   period                                $13.676        $13.854        $12.559             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 51             45              3             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.840        $12.552        $10.338             --             --
  Accumulation Unit Value at end of
   period                                $13.655        $13.840        $12.552             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              4              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.796        $12.532        $10.337             --             --
  Accumulation Unit Value at end of
   period                                $13.592        $13.796        $12.532             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6             17             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.812         $0.723         $0.542         $1.160         $0.944
  Accumulation Unit Value at end of
   period                                 $0.688         $0.812         $0.723         $0.542         $1.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,156         10,259         12,844         16,514         21,506
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.799         $0.713         $0.535         $1.147         $0.934
  Accumulation Unit Value at end of
   period                                 $0.676         $0.799         $0.713         $0.535         $1.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                633            817          1,030          1,259          1,950
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.796         $0.710         $0.534         $1.144         $0.933
  Accumulation Unit Value at end of
   period                                 $0.673         $0.796         $0.710         $0.534         $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                717            924          1,315          1,561          2,264
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.784         $0.700         $0.527         $1.131         $0.923
  Accumulation Unit Value at end of
   period                                 $0.661         $0.784         $0.700         $0.527         $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,843          5,841          8,204          9,845         14,815

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.323         $1.279         $1.165         $0.941         $0.899
  Accumulation Unit Value at end of
   period                                 $1.554         $1.323         $1.279         $1.165         $0.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,437          2,458          2,199          1,886          2,167
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.106         $1.071         $0.978             --             --
  Accumulation Unit Value at end of
   period                                 $1.298         $1.106         $1.071             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58             48             50             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.841         $0.834         $0.712         $0.534         $0.675
  Accumulation Unit Value at end of
   period                                 $0.944         $0.841         $0.834         $0.712         $0.534
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,790         27,982         28,738         23,896         52,852
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.834         $0.828         $0.708         $0.532         $0.673
  Accumulation Unit Value at end of
   period                                 $0.934         $0.834         $0.828         $0.708         $0.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,208          2,304          2,571          2,242          5,211
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.833         $0.827         $0.707         $0.532         $0.673
  Accumulation Unit Value at end of
   period                                 $0.933         $0.833         $0.827         $0.707         $0.532
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,066          2,247          2,171          1,727          9,414
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.826         $0.821         $0.703         $0.530         $0.517
  Accumulation Unit Value at end of
   period                                 $0.923         $0.826         $0.821         $0.703         $0.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,158         21,093         22,810         16,775         16,085

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.784         $0.700         $0.527         $1.131         $0.923
  Accumulation Unit Value at end of
   period                                 $0.661         $0.784         $0.700         $0.527         $1.131
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,843          5,841          8,204          9,845         14,815
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.774         $0.692         $0.522         $1.122         $0.917
  Accumulation Unit Value at end of
   period                                 $0.652         $0.774         $0.692         $0.522         $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,101         11,192         14,439         16,310         16,141
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.774         $0.692         $0.522         $1.122         $0.917
  Accumulation Unit Value at end of
   period                                 $0.652         $0.774         $0.692         $0.522         $1.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,101         11,192         14,439         16,310         16,141
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.770         $0.690         $0.520         $1.119         $0.915
  Accumulation Unit Value at end of
   period                                 $0.649         $0.770         $0.690         $0.520         $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                124            131            222            228            310
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.764         $0.684         $0.517         $1.112         $0.911
  Accumulation Unit Value at end of
   period                                 $0.642         $0.764         $0.684         $0.517         $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                347            469            498            600            865
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.761         $0.682         $0.515         $1.110         $0.909
  Accumulation Unit Value at end of
   period                                 $0.640         $0.761         $0.682         $0.515         $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                389            415            445            436            495
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.761         $0.682         $0.515         $1.110         $0.909
  Accumulation Unit Value at end of
   period                                 $0.640         $0.761         $0.682         $0.515         $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                389            415            445            436            495
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.548        $13.946        $10.536             --             --
  Accumulation Unit Value at end of
   period                                $13.064        $15.548        $13.946             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                149            102             43             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.753         $0.676         $0.511         $1.103         $0.905
  Accumulation Unit Value at end of
   period                                 $0.632         $0.753         $0.676         $0.511         $1.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            122            152            144             69
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.499        $13.923        $10.535             --             --
  Accumulation Unit Value at end of
   period                                $13.004        $15.499        $13.923             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              8             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.826         $0.821         $0.703         $0.530         $0.671
  Accumulation Unit Value at end of
   period                                 $0.923         $0.826         $0.821         $0.703         $0.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             18,158         21,093         22,810         16,775         16,085
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.821         $0.818         $0.728             --             --
  Accumulation Unit Value at end of
   period                                 $0.917         $0.821         $0.818             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,248         19,356         16,523             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.821         $0.818         $0.702         $0.529         $0.517
  Accumulation Unit Value at end of
   period                                 $0.917         $0.821         $0.818         $0.702         $0.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,248         19,356         16,523          1,242            473
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.820         $0.817         $0.701         $0.529         $0.517
  Accumulation Unit Value at end of
   period                                 $0.915         $0.820         $0.817         $0.701         $0.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                475            483            505            301            518
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.817         $0.815         $0.726             --             --
  Accumulation Unit Value at end of
   period                                 $0.911         $0.817         $0.815             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                815            830            919             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.816         $0.814         $0.726             --             --
  Accumulation Unit Value at end of
   period                                 $0.909         $0.816         $0.814             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                405            413            387             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.816         $0.814         $0.700         $0.529         $0.517
  Accumulation Unit Value at end of
   period                                 $0.909         $0.816         $0.814         $0.700         $0.529
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                405            413            387            166            736
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.813         $0.813         $0.725             --             --
  Accumulation Unit Value at end of
   period                                 $0.905         $0.813         $0.813             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

14                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.483        $13.915        $10.534             --             --
  Accumulation Unit Value at end of
   period                                $12.983        $15.483        $13.915             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1             --              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.434        $13.892        $10.533             --             --
  Accumulation Unit Value at end of
   period                                $12.923        $15.434        $13.892             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.795         $8.588         $6.145        $10.476             --
  Accumulation Unit Value at end of
   period                                 $8.736         $9.795         $8.588         $6.145             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                431            552            689            814             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.753         $8.564         $6.137        $10.474             --
  Accumulation Unit Value at end of
   period                                 $8.685         $9.753         $8.564         $6.137             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             64             73             76             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.740         $8.556         $6.135        $10.473             --
  Accumulation Unit Value at end of
   period                                 $8.669         $9.740         $8.556         $6.135             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73             73             79             95             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.698         $8.532         $6.127        $10.470             --
  Accumulation Unit Value at end of
   period                                 $8.619         $9.698         $8.532         $6.127             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                308            401            557            647             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.698         $8.532         $6.127        $10.470             --
  Accumulation Unit Value at end of
   period                                 $8.619         $9.698         $8.532         $6.127             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                308            401            557            647             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.657         $8.509         $6.119        $10.467             --
  Accumulation Unit Value at end of
   period                                 $8.570         $9.657         $8.509         $6.119             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            184            277            270             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.657         $8.509         $6.119        $10.467             --
  Accumulation Unit Value at end of
   period                                 $8.570         $9.657         $8.509         $6.119             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                163            184            277            270             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.643         $8.501         $6.117        $10.466             --
  Accumulation Unit Value at end of
   period                                 $8.553         $9.643         $8.501         $6.117             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8              6              8             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.616         $8.486         $6.112        $10.465             --
  Accumulation Unit Value at end of
   period                                 $8.520         $9.616         $8.486         $6.112             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             33             43             54             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.602         $8.478         $6.109        $10.464             --
  Accumulation Unit Value at end of
   period                                 $8.504         $9.602         $8.478         $6.109             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131            115            117            112             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.602         $8.478         $6.109        $10.464             --
  Accumulation Unit Value at end of
   period                                 $8.504         $9.602         $8.478         $6.109             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                131            115            117            112             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.589         $8.470         $6.107             --             --
  Accumulation Unit Value at end of
   period                                 $8.488         $9.589         $8.470             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 80             88             39             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.562         $8.454         $6.101        $10.461             --
  Accumulation Unit Value at end of
   period                                 $8.455         $9.562         $8.454         $6.101             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              2              4              4             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.401        $14.509        $10.476             --             --
  Accumulation Unit Value at end of
   period                                $14.495        $16.401        $14.509             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              8              4             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.383        $14.501        $10.476             --             --
  Accumulation Unit Value at end of
   period                                $14.473        $16.383        $14.501             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.332        $14.477        $10.474             --             --
  Accumulation Unit Value at end of
   period                                $14.406        $16.332        $14.477             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2             --             --             --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.331         $1.134         $0.860         $1.502         $1.308
  Accumulation Unit Value at end of
   period                                 $1.192         $1.331         $1.134         $0.860         $1.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,664         10,756          8,638         10,916         13,551
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.314         $1.121         $0.851         $1.489         $1.299
  Accumulation Unit Value at end of
   period                                 $1.174         $1.314         $1.121         $0.851         $1.489
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                655            965            716            856          1,227

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.272         $1.236         $1.118         $0.856         $0.976
  Accumulation Unit Value at end of
   period                                 $1.308         $1.272         $1.236         $1.118         $0.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,482         17,926         15,627         10,655          1,968
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.265         $1.231         $1.115         $0.855         $1.000
  Accumulation Unit Value at end of
   period                                 $1.299         $1.265         $1.231         $1.115         $0.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,392          1,496          1,095            827            574

16                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.308         $1.117         $0.848         $1.485         $1.296
  Accumulation Unit Value at end of
   period                                 $1.169         $1.308         $1.117         $0.848         $1.485
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,071          1,077            758            963          1,181
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.292         $1.104         $0.840         $1.472         $1.287
  Accumulation Unit Value at end of
   period                                 $1.152         $1.292         $1.104         $0.840         $1.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,930         12,380         12,543         16,245         25,339
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.292         $1.104         $0.840         $1.472         $1.287
  Accumulation Unit Value at end of
   period                                 $1.152         $1.292         $1.104         $0.840         $1.472
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,930         12,380         12,543         16,245         25,339
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.275         $1.092         $0.832         $1.461         $1.279
  Accumulation Unit Value at end of
   period                                 $1.136         $1.275         $1.092         $0.832         $1.461
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,577          9,941          8,911         11,015          8,582
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.275         $1.092         $0.832         $1.461         $1.279
  Accumulation Unit Value at end of
   period                                 $1.136         $1.275         $1.092         $0.832         $1.461
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,577          9,941          8,911         11,015          8,582
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.270         $1.088         $0.829         $1.457         $1.276
  Accumulation Unit Value at end of
   period                                 $1.130         $1.270         $1.088         $0.829         $1.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                300            400            600            710            949
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.259         $1.080         $0.823         $1.448         $1.270
  Accumulation Unit Value at end of
   period                                 $1.119         $1.259         $1.080         $0.823         $1.448
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                726            980            820            828            775
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.254         $1.076         $0.821         $1.445         $1.267
  Accumulation Unit Value at end of
   period                                 $1.115         $1.254         $1.076         $0.821         $1.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,575          2,150          1,105            735            800
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.254         $1.076         $0.821         $1.445         $1.267
  Accumulation Unit Value at end of
   period                                 $1.115         $1.254         $1.076         $0.821         $1.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,575          2,150          1,105            735            800
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.250         $1.073         $0.819             --             --
  Accumulation Unit Value at end of
   period                                 $1.110         $1.250         $1.073             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,632          3,067          1,461             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.263         $1.229         $1.114         $0.855         $1.000
  Accumulation Unit Value at end of
   period                                 $1.296         $1.263         $1.229         $1.114         $0.855
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,231          1,751          1,623            923            314
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.256         $1.225         $1.111         $0.854         $0.767
  Accumulation Unit Value at end of
   period                                 $1.287         $1.256         $1.225         $1.111         $0.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             35,593         48,396         44,621         34,144          3,533
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.256         $1.225         $1.111         $0.854         $1.000
  Accumulation Unit Value at end of
   period                                 $1.287         $1.256         $1.225         $1.111         $0.854
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             35,593         48,396         44,621         34,144          3,533
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.249         $1.220         $1.143             --             --
  Accumulation Unit Value at end of
   period                                 $1.279         $1.249         $1.220             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,283          8,651          6,515             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.249         $1.220         $1.109         $0.853         $0.767
  Accumulation Unit Value at end of
   period                                 $1.279         $1.249         $1.220         $1.109         $0.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,283          8,651          6,515          2,682            399
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.247         $1.219         $1.108         $0.853         $0.767
  Accumulation Unit Value at end of
   period                                 $1.276         $1.247         $1.219         $1.108         $0.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,335          1,453          1,428          1,160            138
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.242         $1.215         $1.140             --             --
  Accumulation Unit Value at end of
   period                                 $1.270         $1.242         $1.215             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                785            801            798             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.241         $1.214         $1.140             --             --
  Accumulation Unit Value at end of
   period                                 $1.267         $1.241         $1.214             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,134          1,208          1,038             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.241         $1.214         $1.106         $0.853         $0.767
  Accumulation Unit Value at end of
   period                                 $1.267         $1.241         $1.214         $1.106         $0.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,134          1,208          1,038            907            103
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.241         $1.066         $0.815         $1.436         $1.262
  Accumulation Unit Value at end of
   period                                 $1.101         $1.241         $1.066         $0.815         $1.436
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             37             27             83             70
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.820        $13.602        $10.400             --             --
  Accumulation Unit Value at end of
   period                                $14.034        $15.820        $13.602             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10              9              4             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.804        $13.595        $10.400             --             --
  Accumulation Unit Value at end of
   period                                $14.012        $15.804        $13.595             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              6             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.754        $13.572        $10.398             --             --
  Accumulation Unit Value at end of
   period                                $13.947        $15.754        $13.572             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1             --             --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.576         $1.364         $1.070         $2.004         $1.572
  Accumulation Unit Value at end of
   period                                 $1.412         $1.576         $1.364         $1.070         $2.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,318          7,627         10,191         12,317         15,577
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.556         $1.348         $1.060         $1.987         $1.561
  Accumulation Unit Value at end of
   period                                 $1.392         $1.556         $1.348         $1.060         $1.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                696            864          1,194          1,669          2,775
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.549         $1.343         $1.056         $1.981         $1.557
  Accumulation Unit Value at end of
   period                                 $1.385         $1.549         $1.343         $1.056         $1.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                588            687            901          1,438          2,120
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.529         $1.328         $1.046         $1.964         $1.546
  Accumulation Unit Value at end of
   period                                 $1.365         $1.529         $1.328         $1.046         $1.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,040          7,738         11,493         14,456         21,760
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.529         $1.328         $1.046         $1.964         $1.546
  Accumulation Unit Value at end of
   period                                 $1.365         $1.529         $1.328         $1.046         $1.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,040          7,738         11,493         14,456         21,760
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.510         $1.313         $1.036         $1.948         $1.536
  Accumulation Unit Value at end of
   period                                 $1.346         $1.510         $1.313         $1.036         $1.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,002          9,149         12,149         13,244         11,919

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.237         $1.212         $1.140             --             --
  Accumulation Unit Value at end of
   period                                 $1.262         $1.237         $1.212             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             36             44             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.427         $1.248         $1.083         $0.766         $0.986
  Accumulation Unit Value at end of
   period                                 $1.572         $1.427         $1.248         $1.083         $0.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,174         16,357         13,107          8,839          1,392
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.419         $1.243         $1.080         $0.765         $0.986
  Accumulation Unit Value at end of
   period                                 $1.561         $1.419         $1.243         $1.080         $0.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,451          2,623          1,000          1,229            184
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.416         $1.241         $1.079         $0.765         $0.986
  Accumulation Unit Value at end of
   period                                 $1.557         $1.416         $1.241         $1.079         $0.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,852          1,975          1,157            778            223
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.408         $1.236         $1.077         $0.764         $0.716
  Accumulation Unit Value at end of
   period                                 $1.546         $1.408         $1.236         $1.077         $0.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,294         30,034         28,664         24,172          3,737
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.408         $1.236         $1.077         $0.764         $0.986
  Accumulation Unit Value at end of
   period                                 $1.546         $1.408         $1.236         $1.077         $0.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,294         30,034         28,664         24,172          3,737
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.401         $1.232         $1.106             --             --
  Accumulation Unit Value at end of
   period                                 $1.536         $1.401         $1.232             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,732         10,436          5,829             --             --

18                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.510         $1.313         $1.036         $1.948         $1.536
  Accumulation Unit Value at end of
   period                                 $1.346         $1.510         $1.313         $1.036         $1.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,002          9,149         12,149         13,244         11,919
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.504         $1.308         $1.032         $1.943         $1.533
  Accumulation Unit Value at end of
   period                                 $1.340         $1.504         $1.308         $1.032         $1.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                261            290            503            559            731
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.491         $1.298         $1.025         $1.932         $1.526
  Accumulation Unit Value at end of
   period                                 $1.327         $1.491         $1.298         $1.025         $1.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                619            780            788            788            743
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.485         $1.294         $1.022         $1.927         $1.523
  Accumulation Unit Value at end of
   period                                 $1.321         $1.485         $1.294         $1.022         $1.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,324          1,557          1,032            682            783
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.485         $1.294         $1.022         $1.927         $1.523
  Accumulation Unit Value at end of
   period                                 $1.321         $1.485         $1.294         $1.022         $1.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,324          1,557          1,032            682            783
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.480         $1.290         $1.020             --             --
  Accumulation Unit Value at end of
   period                                 $1.316         $1.480         $1.290             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,402          4,040          2,184             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.469         $1.282         $1.015         $1.916         $1.516
  Accumulation Unit Value at end of
   period                                 $1.305         $1.469         $1.282         $1.015         $1.916
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            124            138            135             65
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.249        $13.312        $10.541             --             --
  Accumulation Unit Value at end of
   period                                $13.539        $15.249        $13.312             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              6              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.233        $13.305        $10.541             --             --
  Accumulation Unit Value at end of
   period                                $13.519        $15.233        $13.305             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             13              3             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.401         $1.232         $1.074         $0.764         $0.715
  Accumulation Unit Value at end of
   period                                 $1.536         $1.401         $1.232         $1.074         $0.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,732         10,436          5,829          1,420            289
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.399         $1.230         $1.074         $0.764         $0.715
  Accumulation Unit Value at end of
   period                                 $1.533         $1.399         $1.230         $1.074         $0.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                907          1,204          1,150          1,064             84
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.394         $1.227         $1.103             --             --
  Accumulation Unit Value at end of
   period                                 $1.526         $1.394         $1.227             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                517            618            578             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.392         $1.226         $1.102             --             --
  Accumulation Unit Value at end of
   period                                 $1.523         $1.392         $1.226             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                938          1,054            858             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.392         $1.226         $1.071         $0.763         $0.715
  Accumulation Unit Value at end of
   period                                 $1.523         $1.392         $1.226         $1.071         $0.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                938          1,054            858          1,134             52
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.388         $1.224         $1.102             --             --
  Accumulation Unit Value at end of
   period                                 $1.516         $1.388         $1.224             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             23              3             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               19

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.186        $13.283        $10.539             --             --
  Accumulation Unit Value at end of
   period                                $13.456        $15.186        $13.283             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              4             --             --             --
HARTFORD HEALTHCARE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.031         $1.929         $1.599         $2.185         $2.094
  Accumulation Unit Value at end of
   period                                 $2.168         $2.031         $1.929         $1.599         $2.185
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,660          2,079          2,509          3,493          4,892
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.999         $1.901         $1.578         $2.160         $2.073
  Accumulation Unit Value at end of
   period                                 $2.130         $1.999         $1.901         $1.578         $2.160
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                130            175            256            337            555
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.991         $1.895         $1.574         $2.155         $2.070
  Accumulation Unit Value at end of
   period                                 $2.121         $1.991         $1.895         $1.574         $2.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            289            313            406            531
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.960         $1.868         $1.554         $2.130         $2.049
  Accumulation Unit Value at end of
   period                                 $2.084         $1.960         $1.868         $1.554         $2.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                787          1,344          1,942          2,331          3,789
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.960         $1.868         $1.554         $2.130         $2.049
  Accumulation Unit Value at end of
   period                                 $2.084         $1.960         $1.868         $1.554         $2.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                787          1,344          1,942          2,331          3,789
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.935         $1.847         $1.539         $2.113         $2.035
  Accumulation Unit Value at end of
   period                                 $2.055         $1.935         $1.847         $1.539         $2.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                521            720            970          1,189            864
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.935         $1.847         $1.539         $2.113         $2.035
  Accumulation Unit Value at end of
   period                                 $2.055         $1.935         $1.847         $1.539         $2.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                521            720            970          1,189            864
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.927         $1.840         $1.534         $2.107         $2.031
  Accumulation Unit Value at end of
   period                                 $2.045         $1.927         $1.840         $1.534         $2.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47             50             68             79            115
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.910         $1.826         $1.523         $2.095         $2.021
  Accumulation Unit Value at end of
   period                                 $2.025         $1.910         $1.826         $1.523         $2.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 58            111            133            169            153

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD HEALTHCARE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.916         $1.733         $1.563         $1.201         $1.472
  Accumulation Unit Value at end of
   period                                 $2.094         $1.916         $1.733         $1.563         $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,739          6,372          7,065          6,986         19,464
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.900         $1.721         $1.554         $1.197         $1.468
  Accumulation Unit Value at end of
   period                                 $2.073         $1.900         $1.721         $1.554         $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                738            775            898          1,066          2,667
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.897         $1.720         $1.554         $1.197         $1.469
  Accumulation Unit Value at end of
   period                                 $2.070         $1.897         $1.720         $1.554         $1.197
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                611            705            905            994          4,061
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.881         $1.708         $1.545         $1.192         $1.122
  Accumulation Unit Value at end of
   period                                 $2.049         $1.881         $1.708         $1.545         $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,791          6,089          7,207          7,606          7,025
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.881         $1.708         $1.545         $1.192         $1.465
  Accumulation Unit Value at end of
   period                                 $2.049         $1.881         $1.708         $1.545         $1.192
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,791          6,089          7,207          7,606          7,025
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.871         $1.702         $1.600             --             --
  Accumulation Unit Value at end of
   period                                 $2.035         $1.871         $1.702             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                745            852            893             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.871         $1.702         $1.542         $1.191         $1.122
  Accumulation Unit Value at end of
   period                                 $2.035         $1.871         $1.702         $1.542         $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                745            852            893            222            275
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.868         $1.699         $1.541         $1.191         $1.122
  Accumulation Unit Value at end of
   period                                 $2.031         $1.868         $1.699         $1.541         $1.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                220            281            325            300            332
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.861         $1.695         $1.596             --             --
  Accumulation Unit Value at end of
   period                                 $2.021         $1.861         $1.695             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                193            265            329             --             --

20                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.903         $1.820         $1.519         $2.090         $2.018
  Accumulation Unit Value at end of
   period                                 $2.016         $1.903         $1.820         $1.519         $2.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                172            186            209            234            386
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.903         $1.820         $1.519         $2.090         $2.018
  Accumulation Unit Value at end of
   period                                 $2.016         $1.903         $1.820         $1.519         $2.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                172            186            209            234            386
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.740        $13.147        $10.979             --             --
  Accumulation Unit Value at end of
   period                                $14.552        $13.740        $13.147             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             51             15             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.883         $1.803         $1.508         $2.078         $2.008
  Accumulation Unit Value at end of
   period                                 $1.992         $1.883         $1.803         $1.508         $2.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             14             17              9              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.697        $13.125        $10.978             --             --
  Accumulation Unit Value at end of
   period                                $14.485        $13.697        $13.125             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              5             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.683        $13.118        $10.977             --             --
  Accumulation Unit Value at end of
   period                                $14.462        $13.683        $13.118             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.640        $13.096        $10.975             --             --
  Accumulation Unit Value at end of
   period                                $14.395        $13.640        $13.096             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.641         $1.437         $0.971         $1.322         $1.308
  Accumulation Unit Value at end of
   period                                 $1.689         $1.641         $1.437         $0.971         $1.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,803          6,655          8,550          8,815         10,947
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.615         $1.416         $0.959         $1.306         $1.295
  Accumulation Unit Value at end of
   period                                 $1.660         $1.615         $1.416         $0.959         $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                330            507            510            581            787
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.609         $1.412         $0.956         $1.303         $1.292
  Accumulation Unit Value at end of
   period                                 $1.653         $1.609         $1.412         $0.956         $1.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                731            885          1,035            866          1,203

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.859         $1.693         $1.596             --             --
  Accumulation Unit Value at end of
   period                                 $2.018         $1.859         $1.693             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                378            384            333             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.859         $1.693         $1.538         $1.190         $1.121
  Accumulation Unit Value at end of
   period                                 $2.018         $1.859         $1.693         $1.538         $1.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                378            384            333            275            174
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.853         $1.691         $1.595             --             --
  Accumulation Unit Value at end of
   period                                 $2.008         $1.853         $1.691             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              4             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.197         $1.192         $1.129         $0.932         $1.018
  Accumulation Unit Value at end of
   period                                 $1.308         $1.197         $1.192         $1.129         $0.932
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,251         12,394         16,852         16,051         25,458
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.186         $1.183         $1.122         $0.928         $1.016
  Accumulation Unit Value at end of
   period                                 $1.295         $1.186         $1.183         $1.122         $0.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                974          1,068          1,386          1,941          3,463
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.185         $1.183         $1.122         $0.929         $1.017
  Accumulation Unit Value at end of
   period                                 $1.292         $1.185         $1.183         $1.122         $0.929
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,427          1,640          1,748          1,997          8,345

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               21

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.583         $1.391         $0.944         $1.288         $1.279
  Accumulation Unit Value at end of
   period                                 $1.624         $1.583         $1.391         $0.944         $1.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,483          9,199         13,659         13,301         17,411
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.583         $1.391         $0.944         $1.288         $1.279
  Accumulation Unit Value at end of
   period                                 $1.624         $1.583         $1.391         $0.944         $1.288
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,483          9,199         13,659         13,301         17,411
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.563         $1.376         $0.935         $1.278         $1.271
  Accumulation Unit Value at end of
   period                                 $1.601         $1.563         $1.376         $0.935         $1.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,139          7,787          8,197          7,348          6,229
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.563         $1.376         $0.935         $1.278         $1.271
  Accumulation Unit Value at end of
   period                                 $1.601         $1.563         $1.376         $0.935         $1.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,139          7,787          8,197          7,348          6,229
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.557         $1.371         $0.932         $1.274         $1.268
  Accumulation Unit Value at end of
   period                                 $1.593         $1.557         $1.371         $0.932         $1.274
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                219            168            226            283            685
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.543         $1.360         $0.925         $1.267         $1.262
  Accumulation Unit Value at end of
   period                                 $1.578         $1.543         $1.360         $0.925         $1.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                502            553            544            586            562
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.537         $1.355         $0.923         $1.264         $1.260
  Accumulation Unit Value at end of
   period                                 $1.571         $1.537         $1.355         $0.923         $1.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                383            598            705            752            822
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.537         $1.355         $0.923         $1.264         $1.260
  Accumulation Unit Value at end of
   period                                 $1.571         $1.537         $1.355         $0.923         $1.264
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                383            598            705            752            822
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.282        $15.247        $10.385             --             --
  Accumulation Unit Value at end of
   period                                $17.655        $17.282        $15.247             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                298            262            118             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.521         $1.343         $0.916         $1.257         $1.254
  Accumulation Unit Value at end of
   period                                 $1.552         $1.521         $1.343         $0.916         $1.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 56             61             72             66             16

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.175         $1.174         $1.116         $0.925         $0.881
  Accumulation Unit Value at end of
   period                                 $1.279         $1.175         $1.174         $1.116         $0.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,328         20,093         23,049         22,992         10,400
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.175         $1.174         $1.116         $0.925         $1.014
  Accumulation Unit Value at end of
   period                                 $1.279         $1.175         $1.174         $1.116         $0.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,328         20,093         23,049         22,992         10,400
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.169         $1.170         $1.124             --             --
  Accumulation Unit Value at end of
   period                                 $1.271         $1.169         $1.170             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,297          5,951          5,320             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.169         $1.170         $1.114         $0.924         $0.881
  Accumulation Unit Value at end of
   period                                 $1.271         $1.169         $1.170         $1.114         $0.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,297          5,951          5,320          1,595          1,007
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.167         $1.169         $1.113         $0.924         $0.881
  Accumulation Unit Value at end of
   period                                 $1.268         $1.167         $1.169         $1.113         $0.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                792            847            889            710            408
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.162         $1.165         $1.121             --             --
  Accumulation Unit Value at end of
   period                                 $1.262         $1.162         $1.165             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                580            632            733             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.161         $1.164         $1.120             --             --
  Accumulation Unit Value at end of
   period                                 $1.260         $1.161         $1.164             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                900            863            861             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.161         $1.164         $1.110         $0.923         $0.881
  Accumulation Unit Value at end of
   period                                 $1.260         $1.161         $1.164         $1.110         $0.923
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                900            863            861            793          1,819
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.157         $1.163         $1.120             --             --
  Accumulation Unit Value at end of
   period                                 $1.254         $1.157         $1.163             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

22                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.227        $15.222        $10.383             --             --
  Accumulation Unit Value at end of
   period                                $17.574        $17.227        $15.222             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             10              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.209        $15.214        $10.383             --             --
  Accumulation Unit Value at end of
   period                                $17.547        $17.209        $15.214             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              3              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.155        $15.189        $10.381             --             --
  Accumulation Unit Value at end of
   period                                $17.465        $17.155        $15.189             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              9             --             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.884         $0.783         $0.632         $1.022         $0.988
  Accumulation Unit Value at end of
   period                                 $0.885         $0.884         $0.783         $0.632         $1.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,495          8,784         11,067         13,004         20,394
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.869         $0.772         $0.623         $1.010         $0.978
  Accumulation Unit Value at end of
   period                                 $0.869         $0.869         $0.772         $0.623         $1.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                617            968            999          1,305          1,885
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.866         $0.769         $0.622         $1.008         $0.976
  Accumulation Unit Value at end of
   period                                 $0.866         $0.866         $0.769         $0.622         $1.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                310            434            513            726          1,364
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.852         $0.758         $0.614         $0.996         $0.966
  Accumulation Unit Value at end of
   period                                 $0.850         $0.852         $0.758         $0.614         $0.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,378          6,708          8,432         10,270         14,674
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.852         $0.758         $0.614         $0.996         $0.966
  Accumulation Unit Value at end of
   period                                 $0.850         $0.852         $0.758         $0.614         $0.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,378          6,708          8,432         10,270         14,674
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.842         $0.750         $0.608         $0.988         $0.960
  Accumulation Unit Value at end of
   period                                 $0.838         $0.842         $0.750         $0.608         $0.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,800          4,414          5,964          6,865          7,676
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.842         $0.750         $0.608         $0.988         $0.960
  Accumulation Unit Value at end of
   period                                 $0.838         $0.842         $0.750         $0.608         $0.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,800          4,414          5,964          6,865          7,676

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.870         $0.847         $0.780         $0.619         $0.812
  Accumulation Unit Value at end of
   period                                 $0.988         $0.870         $0.847         $0.780         $0.619
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,976         25,125         25,446         22,930         44,433
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.863         $0.841         $0.776         $0.617         $0.810
  Accumulation Unit Value at end of
   period                                 $0.978         $0.863         $0.841         $0.776         $0.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,262          2,155          2,265          2,555          6,997
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.862         $0.840         $0.776         $0.617         $0.811
  Accumulation Unit Value at end of
   period                                 $0.976         $0.862         $0.840         $0.776         $0.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,196          3,040          4,167          4,204          8,254
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.854         $0.834         $0.771         $0.614         $0.584
  Accumulation Unit Value at end of
   period                                 $0.966         $0.854         $0.834         $0.771         $0.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,700         22,109         22,376         21,747         18,744
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.854         $0.834         $0.771         $0.614         $0.809
  Accumulation Unit Value at end of
   period                                 $0.966         $0.854         $0.834         $0.771         $0.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,700         22,109         22,376         21,747         18,744
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.850         $0.831         $0.782             --             --
  Accumulation Unit Value at end of
   period                                 $0.960         $0.850         $0.831             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,825          7,632          5,728             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.850         $0.831         $0.770         $0.614         $0.584
  Accumulation Unit Value at end of
   period                                 $0.960         $0.850         $0.831         $0.770         $0.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,825          7,632          5,728          2,065          1,628

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               23

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.838         $0.747         $0.606         $0.985         $0.958
  Accumulation Unit Value at end of
   period                                 $0.835         $0.838         $0.747         $0.606         $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                113            148            174            323            535
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.831         $0.741         $0.602         $0.979         $0.953
  Accumulation Unit Value at end of
   period                                 $0.826         $0.831         $0.741         $0.602         $0.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                263            277            304            306            420
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.828         $0.739         $0.600         $0.977         $0.951
  Accumulation Unit Value at end of
   period                                 $0.823         $0.828         $0.739         $0.600         $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                294            353            417            436            473
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.828         $0.739         $0.600         $0.977         $0.951
  Accumulation Unit Value at end of
   period                                 $0.823         $0.828         $0.739         $0.600         $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                294            353            417            436            473
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.021        $12.523        $10.175             --             --
  Accumulation Unit Value at end of
   period                                $13.935        $14.021        $12.523             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             63             31             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.819         $0.732         $0.595         $0.971         $0.947
  Accumulation Unit Value at end of
   period                                 $0.813         $0.819         $0.732         $0.595         $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 41            102            109            108             13
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.977        $12.502        $10.173             --             --
  Accumulation Unit Value at end of
   period                                $13.871        $13.977        $12.502             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.962        $12.495        $10.173             --             --
  Accumulation Unit Value at end of
   period                                $13.849        $13.962        $12.495             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.918        $12.475        $10.172             --             --
  Accumulation Unit Value at end of
   period                                $13.785        $13.918        $12.475             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              7             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.848         $0.830         $0.769         $0.614         $0.584
  Accumulation Unit Value at end of
   period                                 $0.958         $0.848         $0.830         $0.769         $0.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                635            619            610            581            302
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.845         $0.828         $0.780             --             --
  Accumulation Unit Value at end of
   period                                 $0.953         $0.845         $0.828             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                413            527            415             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.844         $0.827         $0.780             --             --
  Accumulation Unit Value at end of
   period                                 $0.951         $0.844         $0.827             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                534            523            459             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.844         $0.827         $0.768         $0.614         $0.584
  Accumulation Unit Value at end of
   period                                 $0.951         $0.844         $0.827         $0.768         $0.614
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                534            523            459            402          1,406
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.841         $0.826         $0.780             --             --
  Accumulation Unit Value at end of
   period                                 $0.947         $0.841         $0.826             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

24                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.122         $0.997         $0.760         $1.339         $1.068
  Accumulation Unit Value at end of
   period                                 $0.949         $1.122         $0.997         $0.760         $1.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,955         21,760         16,014         18,440         23,389
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.104         $0.983         $0.750         $1.323         $1.058
  Accumulation Unit Value at end of
   period                                 $0.933         $1.104         $0.983         $0.750         $1.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                561            784            571            825          1,503
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.100         $0.980         $0.748         $1.320         $1.056
  Accumulation Unit Value at end of
   period                                 $0.929         $1.100         $0.980         $0.748         $1.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,807          3,002          1,569          2,157          2,288
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.083         $0.965         $0.738         $1.305         $1.045
  Accumulation Unit Value at end of
   period                                 $0.913         $1.083         $0.965         $0.738         $1.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,853         15,362         11,500         13,310         17,837
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.083         $0.965         $0.738         $1.305         $1.045
  Accumulation Unit Value at end of
   period                                 $0.913         $1.083         $0.965         $0.738         $1.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,853         15,362         11,500         13,310         17,837
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.069         $0.955         $0.731         $1.294         $1.038
  Accumulation Unit Value at end of
   period                                 $0.900         $1.069         $0.955         $0.731         $1.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,146         27,688         22,738         24,104         25,122
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.069         $0.955         $0.731         $1.294         $1.038
  Accumulation Unit Value at end of
   period                                 $0.900         $1.069         $0.955         $0.731         $1.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,146         27,688         22,738         24,104         25,122
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.065         $0.951         $0.729         $1.291         $1.036
  Accumulation Unit Value at end of
   period                                 $0.895         $1.065         $0.951         $0.729         $1.291
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                381            567            317            361            545
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.055         $0.944         $0.724         $1.283         $1.031
  Accumulation Unit Value at end of
   period                                 $0.887         $1.055         $0.944         $0.724         $1.283
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,349          1,854          1,333            940          1,378
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.051         $0.941         $0.722         $1.280         $1.029
  Accumulation Unit Value at end of
   period                                 $0.883         $1.051         $0.941         $0.722         $1.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                824          1,030            565            702            707

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.873         $0.775         $0.667         $0.510         $0.632
  Accumulation Unit Value at end of
   period                                 $1.068         $0.873         $0.775         $0.667         $0.510
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,412         22,875         19,519          9,080         17,652
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.866         $0.769         $0.664         $0.508         $0.630
  Accumulation Unit Value at end of
   period                                 $1.058         $0.866         $0.769         $0.664         $0.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,706          1,518          1,469          1,196          2,608
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.865         $0.769         $0.664         $0.508         $0.631
  Accumulation Unit Value at end of
   period                                 $1.056         $0.865         $0.769         $0.664         $0.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,456          2,633          1,175            688          2,968
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.857         $0.763         $0.660         $0.506         $0.515
  Accumulation Unit Value at end of
   period                                 $1.045         $0.857         $0.763         $0.660         $0.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,651         18,037         16,643          8,802          7,764
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.857         $0.763         $0.660         $0.506         $0.629
  Accumulation Unit Value at end of
   period                                 $1.045         $0.857         $0.763         $0.660         $0.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,651         18,037         16,643          8,802          7,764
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.853         $0.761         $0.665             --             --
  Accumulation Unit Value at end of
   period                                 $1.038         $0.853         $0.761             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,767         29,764         22,973             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.853         $0.761         $0.658         $0.506         $0.515
  Accumulation Unit Value at end of
   period                                 $1.038         $0.853         $0.761         $0.658         $0.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,767         29,764         22,973            481            524
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.851         $0.760         $0.658         $0.506         $0.515
  Accumulation Unit Value at end of
   period                                 $1.036         $0.851         $0.760         $0.658         $0.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                617            671            589            315            337
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.848         $0.758         $0.664             --             --
  Accumulation Unit Value at end of
   period                                 $1.031         $0.848         $0.758             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,342            929            756             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.847         $0.757         $0.663             --             --
  Accumulation Unit Value at end of
   period                                 $1.029         $0.847         $0.757             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                681            499            473             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               25

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.051         $0.941         $0.722         $1.280         $1.029
  Accumulation Unit Value at end of
   period                                 $0.883         $1.051         $0.941         $0.722         $1.280
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                824          1,030            565            702            707
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.562        $13.930        $10.696             --             --
  Accumulation Unit Value at end of
   period                                $13.063        $15.562        $13.930             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                642            578            109             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.270         $0.977         $1.735         $1.397
  Accumulation Unit Value at end of
   period                                 $1.189         $1.418         $1.270         $0.977         $1.735
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                151            222             97             84             91
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.513        $13.907        $10.694             --             --
  Accumulation Unit Value at end of
   period                                $13.003        $15.513        $13.907             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              8             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.497        $13.899        $10.694             --             --
  Accumulation Unit Value at end of
   period                                $12.982        $15.497        $13.899             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              4              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.448        $13.876        $10.692             --             --
  Accumulation Unit Value at end of
   period                                $12.922        $15.448        $13.876             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              9             --             --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.796         $1.480         $1.149         $1.808         $1.595
  Accumulation Unit Value at end of
   period                                 $1.626         $1.796         $1.480         $1.149         $1.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,221          5,442          6,884          8,864         13,068
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.767         $1.458         $1.134         $1.787         $1.578
  Accumulation Unit Value at end of
   period                                 $1.597         $1.767         $1.458         $1.134         $1.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                739            895          1,084          1,371          2,452
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.761         $1.453         $1.131         $1.783         $1.576
  Accumulation Unit Value at end of
   period                                 $1.590         $1.761         $1.453         $1.131         $1.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                502            539            840          1,015          1,459
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.732         $1.432         $1.116         $1.762         $1.560
  Accumulation Unit Value at end of
   period                                 $1.562         $1.732         $1.432         $1.116         $1.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                273            407            501            550            980

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.847         $0.757         $0.657         $0.505         $0.515
  Accumulation Unit Value at end of
   period                                 $1.029         $0.847         $0.757         $0.657         $0.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                681            499            473            641            545
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.151         $1.030         $0.904             --             --
  Accumulation Unit Value at end of
   period                                 $1.397         $1.151         $1.030             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.452         $1.264         $1.104         $0.816         $0.967
  Accumulation Unit Value at end of
   period                                 $1.595         $1.452         $1.264         $1.104         $0.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,432         19,006         21,096         23,916         52,752
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.439         $1.255         $1.098         $0.813         $0.965
  Accumulation Unit Value at end of
   period                                 $1.578         $1.439         $1.255         $1.098         $0.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,950          3,193          3,603          4,197          9,321
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.437         $1.254         $1.098         $0.813         $0.966
  Accumulation Unit Value at end of
   period                                 $1.576         $1.437         $1.254         $1.098         $0.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,793          2,551          2,670          2,920         10,644
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.425         $1.245         $1.092         $0.809         $0.763
  Accumulation Unit Value at end of
   period                                 $1.560         $1.425         $1.245         $1.092         $0.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,278          1,369          1,554          1,791          5,064

26                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.732         $1.432         $1.116         $1.762         $1.560
  Accumulation Unit Value at end of
   period                                 $1.562         $1.732         $1.432         $1.116         $1.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                273            407            501            550            980
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.711         $1.416         $1.106         $1.748         $1.550
  Accumulation Unit Value at end of
   period                                 $1.541         $1.711         $1.416         $1.106         $1.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                157            228            283            356            379
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.711         $1.416         $1.106         $1.748         $1.550
  Accumulation Unit Value at end of
   period                                 $1.541         $1.711         $1.416         $1.106         $1.748
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                157            228            283            356            379
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.703         $1.411         $1.102         $1.743         $1.546
  Accumulation Unit Value at end of
   period                                 $1.533         $1.703         $1.411         $1.102         $1.743
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             40             40             46             46
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.688         $1.400         $1.095         $1.733         $1.539
  Accumulation Unit Value at end of
   period                                 $1.518         $1.688         $1.400         $1.095         $1.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5            113            130            131
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.682         $1.395         $1.092         $1.729         $1.536
  Accumulation Unit Value at end of
   period                                 $1.512         $1.682         $1.395         $1.092         $1.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              8              8             17
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.682         $1.395         $1.092         $1.729         $1.536
  Accumulation Unit Value at end of
   period                                 $1.512         $1.682         $1.395         $1.092         $1.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              8              8             17
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.182        $13.432        $10.512             --             --
  Accumulation Unit Value at end of
   period                                $14.537        $16.182        $13.432             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              3             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.664         $1.383         $1.083         $1.719         $1.529
  Accumulation Unit Value at end of
   period                                 $1.494         $1.664         $1.383         $1.083         $1.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              9              9              9
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.131        $13.410        $10.510             --             --
  Accumulation Unit Value at end of
   period                                $14.470        $16.131        $13.410             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.425         $1.245         $1.092         $0.809         $0.963
  Accumulation Unit Value at end of
   period                                 $1.560         $1.425         $1.245         $1.092         $0.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,278          1,369          1,554          1,791          5,064
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.241         $1.112             --             --
  Accumulation Unit Value at end of
   period                                 $1.550         $1.418         $1.241             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                331            255            253             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.418         $1.241         $1.089         $0.809         $0.763
  Accumulation Unit Value at end of
   period                                 $1.550         $1.418         $1.241         $1.089         $0.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                331            255            253             26             12
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.415         $1.239         $1.089         $0.809         $0.763
  Accumulation Unit Value at end of
   period                                 $1.546         $1.415         $1.239         $1.089         $0.809
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 59             60             62             59             47
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.410         $1.236         $1.110             --             --
  Accumulation Unit Value at end of
   period                                 $1.539         $1.410         $1.236             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                142            142             11             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.408         $1.235         $1.109             --             --
  Accumulation Unit Value at end of
   period                                 $1.536         $1.408         $1.235             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.408         $1.235         $1.086         $0.808         $0.763
  Accumulation Unit Value at end of
   period                                 $1.536         $1.408         $1.235         $1.086         $0.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             10             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.404         $1.233         $1.109             --             --
  Accumulation Unit Value at end of
   period                                 $1.529         $1.404         $1.233             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             12             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               27

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.114        $13.402        $10.510             --             --
  Accumulation Unit Value at end of
   period                                $14.448        $16.114        $13.402             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.063        $13.380        $10.508             --             --
  Accumulation Unit Value at end of
   period                                $14.381        $16.063        $13.380             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.751         $1.429         $1.008         $1.715         $1.708
  Accumulation Unit Value at end of
   period                                 $1.574         $1.751         $1.429         $1.008         $1.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,445         18,682         20,907         27,406         35,613
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.726         $1.410         $0.996         $1.698         $1.693
  Accumulation Unit Value at end of
   period                                 $1.549         $1.726         $1.410         $0.996         $1.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,420          1,693          1,939          2,593          4,049
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.718         $1.404         $0.993         $1.692         $1.689
  Accumulation Unit Value at end of
   period                                 $1.541         $1.718         $1.404         $0.993         $1.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,638          3,027          3,446          4,488          6,943
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.693         $1.386         $0.981         $1.675         $1.674
  Accumulation Unit Value at end of
   period                                 $1.517         $1.693         $1.386         $0.981         $1.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,803         14,739         18,824         24,444         39,745
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.693         $1.386         $0.981         $1.675         $1.674
  Accumulation Unit Value at end of
   period                                 $1.517         $1.693         $1.386         $0.981         $1.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,803         14,739         18,824         24,444         39,745
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.672         $1.371         $0.972         $1.662         $1.663
  Accumulation Unit Value at end of
   period                                 $1.495         $1.672         $1.371         $0.972         $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,105         11,426         11,967         13,828         11,977
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.672         $1.371         $0.972         $1.662         $1.663
  Accumulation Unit Value at end of
   period                                 $1.495         $1.672         $1.371         $0.972         $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,105         11,426         11,967         13,828         11,977
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.665         $1.366         $0.969         $1.657         $1.660
  Accumulation Unit Value at end of
   period                                 $1.488         $1.665         $1.366         $0.969         $1.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                523            713          1,118          1,393          1,935

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.474         $1.363         $1.192         $0.846         $0.989
  Accumulation Unit Value at end of
   period                                 $1.708         $1.474         $1.363         $1.192         $0.846
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,085         53,033         66,625         68,887         52,443
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.463         $1.355         $1.187         $0.844         $0.988
  Accumulation Unit Value at end of
   period                                 $1.693         $1.463         $1.355         $1.187         $0.844
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,059          6,588          8,288          8,330          6,588
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.460         $1.353         $1.185         $0.843         $0.988
  Accumulation Unit Value at end of
   period                                 $1.689         $1.460         $1.353         $1.185         $0.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,383         10,245         11,698         12,095         10,946
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.450         $1.345         $1.181         $0.841         $0.817
  Accumulation Unit Value at end of
   period                                 $1.674         $1.450         $1.345         $1.181         $0.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             57,809         78,263         98,694         95,514         26,425
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.450         $1.345         $1.181         $0.841         $0.987
  Accumulation Unit Value at end of
   period                                 $1.674         $1.450         $1.345         $1.181         $0.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             57,809         78,263         98,694         95,514         26,425
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.442         $1.340         $1.196             --             --
  Accumulation Unit Value at end of
   period                                 $1.663         $1.442         $1.340             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,746         12,789         14,331             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.442         $1.340         $1.178         $0.841         $0.817
  Accumulation Unit Value at end of
   period                                 $1.663         $1.442         $1.340         $1.178         $0.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,746         12,789         14,331          8,869          2,399
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.440         $1.339         $1.177         $0.840         $0.817
  Accumulation Unit Value at end of
   period                                 $1.660         $1.440         $1.339         $1.177         $0.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,747          3,732          4,192          4,131            806

28                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.650         $1.355         $0.962         $1.648         $1.652
  Accumulation Unit Value at end of
   period                                 $1.474         $1.650         $1.355         $0.962         $1.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,114          1,451          1,651          2,247          2,389
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.644         $1.351         $0.959         $1.644         $1.649
  Accumulation Unit Value at end of
   period                                 $1.467         $1.644         $1.351         $0.959         $1.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,345          2,320          1,814          1,867          2,114
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.644         $1.351         $0.959         $1.644         $1.649
  Accumulation Unit Value at end of
   period                                 $1.467         $1.644         $1.351         $0.959         $1.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,345          2,320          1,814          1,867          2,114
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.638         $1.346         $0.957             --             --
  Accumulation Unit Value at end of
   period                                 $1.462         $1.638         $1.346             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,966          3,847          1,712             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.627         $1.338         $0.952         $1.634         $1.641
  Accumulation Unit Value at end of
   period                                 $1.450         $1.627         $1.338         $0.952         $1.634
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                240            255            270            367            247
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.782        $15.462        $11.006             --             --
  Accumulation Unit Value at end of
   period                                $16.733        $18.782        $15.462             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             20              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.762        $15.454        $11.006             --             --
  Accumulation Unit Value at end of
   period                                $16.707        $18.762        $15.454             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             24              7             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.704        $15.428        $11.004             --             --
  Accumulation Unit Value at end of
   period                                $16.630        $18.704        $15.428             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              7             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.089         $1.105         $1.121         $1.116         $1.082
  Accumulation Unit Value at end of
   period                                 $1.073         $1.089         $1.105         $1.121         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,740         17,856         26,583         48,695         28,109
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.072         $1.089         $1.106         $1.103         $1.071
  Accumulation Unit Value at end of
   period                                 $1.055         $1.072         $1.089         $1.106         $1.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,162          1,843          2,514          3,990          2,209

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.434         $1.335         $1.193             --             --
  Accumulation Unit Value at end of
   period                                 $1.652         $1.434         $1.335             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,674          1,721          1,762             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.432         $1.334         $1.193             --             --
  Accumulation Unit Value at end of
   period                                 $1.649         $1.432         $1.334             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,246          3,074          3,328             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.432         $1.334         $1.175         $0.840         $0.817
  Accumulation Unit Value at end of
   period                                 $1.649         $1.432         $1.334         $1.175         $0.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,246          3,074          3,328          2,944            365
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.428         $1.332         $1.193             --             --
  Accumulation Unit Value at end of
   period                                 $1.641         $1.428         $1.332             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22              9             10             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.051         $1.039         $1.047         $1.057         $1.060
  Accumulation Unit Value at end of
   period                                 $1.082         $1.051         $1.039         $1.047         $1.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             23,716         20,708         22,517         30,479        101,819
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.042         $1.032         $1.041         $1.053         $1.057
  Accumulation Unit Value at end of
   period                                 $1.071         $1.042         $1.032         $1.041         $1.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,458          1,498          1,596          2,381         12,810

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               29

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.068         $1.085         $1.103         $1.101         $1.069
  Accumulation Unit Value at end of
   period                                 $1.050         $1.068         $1.085         $1.103         $1.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                850          1,650          1,745          2,576          2,252
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.051         $1.070         $1.088         $1.088         $1.058
  Accumulation Unit Value at end of
   period                                 $1.032         $1.051         $1.070         $1.088         $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,234         15,533         23,756         37,299         30,785
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.051         $1.070         $1.088         $1.088         $1.058
  Accumulation Unit Value at end of
   period                                 $1.032         $1.051         $1.070         $1.088         $1.088
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,234         15,533         23,756         37,299         30,785
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.037         $1.058         $1.078         $1.079         $1.051
  Accumulation Unit Value at end of
   period                                 $1.017         $1.037         $1.058         $1.078         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,596         14,608         22,634         34,940         10,975
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.037         $1.058         $1.078         $1.079         $1.051
  Accumulation Unit Value at end of
   period                                 $1.017         $1.037         $1.058         $1.078         $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             13,596         14,608         22,634         34,940         10,975
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.033         $1.054         $1.075         $1.076         $1.049
  Accumulation Unit Value at end of
   period                                 $1.013         $1.033         $1.054         $1.075         $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                154             73            846            893            639
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.024         $1.046         $1.067         $1.070         $1.044
  Accumulation Unit Value at end of
   period                                 $1.003         $1.024         $1.046         $1.067         $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                531            612          1,286          3,510            852
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.020         $1.042         $1.064         $1.067         $1.042
  Accumulation Unit Value at end of
   period                                 $0.998         $1.020         $1.042         $1.064         $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            404            410          1,197            764
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.020         $1.042         $1.064         $1.067         $1.042
  Accumulation Unit Value at end of
   period                                 $0.998         $1.020         $1.042         $1.064         $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                260            404            410          1,197            764
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.556         $9.769         $9.981             --             --
  Accumulation Unit Value at end of
   period                                 $9.348         $9.556         $9.769             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                498            391            218             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.040         $1.031         $1.041         $1.053         $1.058
  Accumulation Unit Value at end of
   period                                 $1.069         $1.040         $1.031         $1.041         $1.053
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,246          2,020          1,541          1,826         18,301
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.031         $1.024         $1.035         $1.049         $1.052
  Accumulation Unit Value at end of
   period                                 $1.058         $1.031         $1.024         $1.035         $1.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,519         13,986         18,029         16,901         25,556
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.031         $1.024         $1.035         $1.049         $1.055
  Accumulation Unit Value at end of
   period                                 $1.058         $1.031         $1.024         $1.035         $1.049
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,519         13,986         18,029         16,901         25,556
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.026         $1.020         $1.032             --             --
  Accumulation Unit Value at end of
   period                                 $1.051         $1.026         $1.020             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,505          6,974          4,529             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.026         $1.020         $1.033         $1.048         $1.052
  Accumulation Unit Value at end of
   period                                 $1.051         $1.026         $1.020         $1.033         $1.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,505          6,974          4,529            880          1,987
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.024         $1.019         $1.032         $1.048         $1.052
  Accumulation Unit Value at end of
   period                                 $1.049         $1.024         $1.019         $1.032         $1.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                863            895          1,004          1,220          1,534
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.021         $1.016         $1.029             --             --
  Accumulation Unit Value at end of
   period                                 $1.044         $1.021         $1.016             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                510            208            346             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.019         $1.015         $1.028             --             --
  Accumulation Unit Value at end of
   period                                 $1.042         $1.019         $1.015             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                646            797            965             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.019         $1.015         $1.030         $1.047         $1.052
  Accumulation Unit Value at end of
   period                                 $1.042         $1.019         $1.015         $1.030         $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                646            797            965            971          1,319
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

30                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.959         $0.982         $1.004         $1.009         $0.986
  Accumulation Unit Value at end of
   period                                 $0.938         $0.959         $0.982         $1.004         $1.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                104            197            405            458             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.526         $9.753         $9.980             --             --
  Accumulation Unit Value at end of
   period                                 $9.305         $9.526         $9.753             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.516         $9.748         $9.979             --             --
  Accumulation Unit Value at end of
   period                                 $9.291         $9.516         $9.748             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.487         $9.732         $9.978             --             --
  Accumulation Unit Value at end of
   period                                 $9.248         $9.487         $9.732             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             22             --             --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.948         $0.776         $0.611         $1.045         $0.931
  Accumulation Unit Value at end of
   period                                 $0.900         $0.948         $0.776         $0.611         $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,996          9,182         11,498         15,074         19,383
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.932         $0.765         $0.602         $1.033         $0.921
  Accumulation Unit Value at end of
   period                                 $0.884         $0.932         $0.765         $0.602         $1.033
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                767            949          1,050          1,354          2,078
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.929         $0.763         $0.601         $1.031         $0.920
  Accumulation Unit Value at end of
   period                                 $0.881         $0.929         $0.763         $0.601         $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                419            495            840            976          1,225
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.914         $0.751         $0.593         $1.019         $0.910
  Accumulation Unit Value at end of
   period                                 $0.865         $0.914         $0.751         $0.593         $1.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,654          4,086          7,070          9,083         13,797
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.914         $0.751         $0.593         $1.019         $0.910
  Accumulation Unit Value at end of
   period                                 $0.865         $0.914         $0.751         $0.593         $1.019
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,654          4,086          7,070          9,083         13,797
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.902         $0.743         $0.587         $1.010         $0.904
  Accumulation Unit Value at end of
   period                                 $0.853         $0.902         $0.743         $0.587         $1.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,054          4,261          7,916          8,238          7,622

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.966         $0.963         $0.977             --             --
  Accumulation Unit Value at end of
   period                                 $0.986         $0.966         $0.963             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.827         $0.695         $0.630         $0.411         $0.600
  Accumulation Unit Value at end of
   period                                 $0.931         $0.827         $0.695         $0.630         $0.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             22,562         22,297         27,730         33,978         61,128
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.820         $0.690         $0.627         $0.410         $0.598
  Accumulation Unit Value at end of
   period                                 $0.921         $0.820         $0.690         $0.627         $0.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,523          2,818          3,030          4,029          7,224
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.819         $0.690         $0.627         $0.410         $0.599
  Accumulation Unit Value at end of
   period                                 $0.920         $0.819         $0.690         $0.627         $0.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,514          1,647          1,936          3,314         11,097
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.812         $0.685         $0.623         $0.408         $0.399
  Accumulation Unit Value at end of
   period                                 $0.910         $0.812         $0.685         $0.623         $0.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,017         14,841         19,440         21,492         19,327
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.812         $0.685         $0.623         $0.408         $0.597
  Accumulation Unit Value at end of
   period                                 $0.910         $0.812         $0.685         $0.623         $0.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,017         14,841         19,440         21,492         19,327
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.808         $0.682         $0.646             --             --
  Accumulation Unit Value at end of
   period                                 $0.904         $0.808         $0.682             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,396          3,232          4,591             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               31

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.902         $0.743         $0.587         $1.010         $0.904
  Accumulation Unit Value at end of
   period                                 $0.853         $0.902         $0.743         $0.587         $1.010
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,054          4,261          7,916          8,238          7,622
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.899         $0.740         $0.585         $1.008         $0.902
  Accumulation Unit Value at end of
   period                                 $0.849         $0.899         $0.740         $0.585         $1.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            150            288            295            524
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.891         $0.735         $0.581         $1.002         $0.898
  Accumulation Unit Value at end of
   period                                 $0.841         $0.891         $0.735         $0.581         $1.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                464            448            520            736            583
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.887         $0.732         $0.580         $1.000         $0.896
  Accumulation Unit Value at end of
   period                                 $0.837         $0.887         $0.732         $0.580         $1.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                356            439            485            527          1,010
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.887         $0.732         $0.580         $1.000         $0.896
  Accumulation Unit Value at end of
   period                                 $0.837         $0.887         $0.732         $0.580         $1.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                356            439            485            527          1,010
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.984        $13.195        $10.455             --             --
  Accumulation Unit Value at end of
   period                                $15.069        $15.984        $13.195             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                137            174             25             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.374         $1.135         $0.900         $1.554         $1.396
  Accumulation Unit Value at end of
   period                                 $1.294         $1.374         $1.135         $0.900         $1.554
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13             14             16             13              4
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.934        $13.173        $10.454             --             --
  Accumulation Unit Value at end of
   period                                $15.000        $15.934        $13.173             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              4              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.918        $13.166        $10.453             --             --
  Accumulation Unit Value at end of
   period                                $14.976        $15.918        $13.166             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.808         $0.682         $0.622         $0.408         $0.399
  Accumulation Unit Value at end of
   period                                 $0.904         $0.808         $0.682         $0.622         $0.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,396          3,232          4,591          1,476          1,468
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.806         $0.682         $0.621         $0.408         $0.399
  Accumulation Unit Value at end of
   period                                 $0.902         $0.806         $0.682         $0.621         $0.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                458            478            528            565            759
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.803         $0.680         $0.644             --             --
  Accumulation Unit Value at end of
   period                                 $0.898         $0.803         $0.680             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                611            587            655             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.802         $0.679         $0.644             --             --
  Accumulation Unit Value at end of
   period                                 $0.896         $0.802         $0.679             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,000            969            995             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.802         $0.679         $0.620         $0.407         $0.399
  Accumulation Unit Value at end of
   period                                 $0.896         $0.802         $0.679         $0.620         $0.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,000            969            995          1,068            949
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.251         $1.061         $1.008             --             --
  Accumulation Unit Value at end of
   period                                 $1.396         $1.251         $1.061             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              5             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

32                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.868        $13.144        $10.452             --             --
  Accumulation Unit Value at end of
   period                                $14.907        $15.868        $13.144             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.645         $8.604         $5.918        $10.578             --
  Accumulation Unit Value at end of
   period                                $10.348        $10.645         $8.604         $5.918             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                360            437            335            174             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.601         $8.581         $5.911        $10.576             --
  Accumulation Unit Value at end of
   period                                $10.290        $10.601         $8.581         $5.911             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36             47             42             15             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.586         $8.574         $5.909        $10.576             --
  Accumulation Unit Value at end of
   period                                $10.271        $10.586         $8.574         $5.909             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             66             56             10             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.543         $8.551         $5.902        $10.575             --
  Accumulation Unit Value at end of
   period                                $10.213        $10.543         $8.551         $5.902             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            343            364            186             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.543         $8.551         $5.902        $10.575             --
  Accumulation Unit Value at end of
   period                                $10.213        $10.543         $8.551         $5.902             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                291            343            364            186             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.499         $8.529         $5.896        $10.573             --
  Accumulation Unit Value at end of
   period                                $10.156        $10.499         $8.529         $5.896             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                406            690            470            213             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.499         $8.529         $5.896        $10.573             --
  Accumulation Unit Value at end of
   period                                $10.156        $10.499         $8.529         $5.896             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                406            690            470            213             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.485         $8.521         $5.893        $10.573             --
  Accumulation Unit Value at end of
   period                                $10.137        $10.485         $8.521         $5.893             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              8             16              8             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.456         $8.506         $5.889        $10.572             --
  Accumulation Unit Value at end of
   period                                $10.099        $10.456         $8.506         $5.889             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39             35             42             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD SMALL/MID CAP EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               33

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.442         $8.499         $5.887        $10.572             --
  Accumulation Unit Value at end of
   period                                $10.080        $10.442         $8.499         $5.887             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118             84             21              1             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.442         $8.499         $5.887        $10.572             --
  Accumulation Unit Value at end of
   period                                $10.080        $10.442         $8.499         $5.887             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                118             84             21              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.427         $8.491         $5.885             --             --
  Accumulation Unit Value at end of
   period                                $10.061        $10.427         $8.491             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                185            168             65             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.398         $8.477         $5.880        $10.570             --
  Accumulation Unit Value at end of
   period                                $10.023        $10.398         $8.477         $5.880             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              8              9             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.210        $14.852        $10.308             --             --
  Accumulation Unit Value at end of
   period                                $17.545        $18.210        $14.852             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.191        $14.844        $10.307             --             --
  Accumulation Unit Value at end of
   period                                $17.518        $18.191        $14.844             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              1             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.134        $14.820        $10.306             --             --
  Accumulation Unit Value at end of
   period                                $17.436        $18.134        $14.820             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.489         $1.109         $0.833         $1.354         $1.403
  Accumulation Unit Value at end of
   period                                 $1.485         $1.489         $1.109         $0.833         $1.354
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,554          7,635          9,122         10,662         13,621
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.470         $1.096         $0.825         $1.343         $1.393
  Accumulation Unit Value at end of
   period                                 $1.463         $1.470         $1.096         $0.825         $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                867          1,278          1,479          1,872          2,406
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.463         $1.092         $0.822         $1.339         $1.390
  Accumulation Unit Value at end of
   period                                 $1.456         $1.463         $1.092         $0.822         $1.339
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                751            970          1,226          1,542          1,779

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.336         $1.223         $1.078         $0.731         $0.932
  Accumulation Unit Value at end of
   period                                 $1.403         $1.336         $1.223         $1.078         $0.731
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,889         21,118         18,790          9,263          1,830
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.328         $1.218         $1.075         $0.730         $0.932
  Accumulation Unit Value at end of
   period                                 $1.393         $1.328         $1.218         $1.075         $0.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,954          3,451          2,756          1,807            345
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.326         $1.217         $1.074         $0.730         $0.932
  Accumulation Unit Value at end of
   period                                 $1.390         $1.326         $1.217         $1.074         $0.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,852          1,957          1,552            706            192

34                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.444         $1.080         $0.814         $1.328         $1.381
  Accumulation Unit Value at end of
   period                                 $1.435         $1.444         $1.080         $0.814         $1.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,774          7,506          9,704         11,433         17,330
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.444         $1.080         $0.814         $1.328         $1.381
  Accumulation Unit Value at end of
   period                                 $1.435         $1.444         $1.080         $0.814         $1.328
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,774          7,506          9,704         11,433         17,330
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.426         $1.068         $0.806         $1.317         $1.371
  Accumulation Unit Value at end of
   period                                 $1.415         $1.426         $1.068         $0.806         $1.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,475          9,534         12,226         13,619         14,063
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.426         $1.068         $0.806         $1.317         $1.371
  Accumulation Unit Value at end of
   period                                 $1.415         $1.426         $1.068         $0.806         $1.317
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,475          9,534         12,226         13,619         14,063
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.420         $1.064         $0.804         $1.313         $1.368
  Accumulation Unit Value at end of
   period                                 $1.408         $1.420         $1.064         $0.804         $1.313
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 98            156            335            392            569
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.408         $1.055         $0.798         $1.306         $1.362
  Accumulation Unit Value at end of
   period                                 $1.395         $1.408         $1.055         $0.798         $1.306
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                515            746            846            986          1,083
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.402         $1.052         $0.796         $1.303         $1.359
  Accumulation Unit Value at end of
   period                                 $1.389         $1.402         $1.052         $0.796         $1.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,286          2,299          1,088            719            940
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.402         $1.052         $0.796         $1.303         $1.359
  Accumulation Unit Value at end of
   period                                 $1.389         $1.402         $1.052         $0.796         $1.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,286          2,299          1,088            719            940
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.397         $1.049         $0.794             --             --
  Accumulation Unit Value at end of
   period                                 $1.383         $1.397         $1.049             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,877          3,668          2,940             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.388         $1.043         $0.790         $1.295         $1.353
  Accumulation Unit Value at end of
   period                                 $1.372         $1.388         $1.043         $0.790         $1.295
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            194            226            270            120

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.319         $1.212         $1.072         $0.729         $0.674
  Accumulation Unit Value at end of
   period                                 $1.381         $1.319         $1.212         $1.072         $0.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,143         42,784         38,584         27,649          4,878
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.319         $1.212         $1.072         $0.729         $0.932
  Accumulation Unit Value at end of
   period                                 $1.381         $1.319         $1.212         $1.072         $0.729
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             25,143         42,784         38,584         27,649          4,878
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.312         $1.208         $1.131             --             --
  Accumulation Unit Value at end of
   period                                 $1.371         $1.312         $1.208             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,759         19,431         13,575             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.312         $1.208         $1.069         $0.728         $0.673
  Accumulation Unit Value at end of
   period                                 $1.371         $1.312         $1.208         $1.069         $0.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,759         19,431         13,575          2,499            466
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.310         $1.206         $1.069         $0.728         $0.673
  Accumulation Unit Value at end of
   period                                 $1.368         $1.310         $1.206         $1.069         $0.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                897          1,083          1,016            867            155
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.305         $1.203         $1.128             --             --
  Accumulation Unit Value at end of
   period                                 $1.362         $1.305         $1.203             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,085          1,160            936             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.303         $1.202         $1.128             --             --
  Accumulation Unit Value at end of
   period                                 $1.359         $1.303         $1.202             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,053          1,061          1,064             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.303         $1.202         $1.066         $0.728         $0.673
  Accumulation Unit Value at end of
   period                                 $1.359         $1.303         $1.202         $1.066         $0.728
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,053          1,061          1,064          1,214             64
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.299         $1.200         $1.128             --             --
  Accumulation Unit Value at end of
   period                                 $1.353         $1.299         $1.200             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             23             32             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               35

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.681        $14.041        $10.643             --             --
  Accumulation Unit Value at end of
   period                                $18.461        $18.681        $14.041             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8             11              1             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.661        $14.033        $10.643             --             --
  Accumulation Unit Value at end of
   period                                $18.432        $18.661        $14.033             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.603        $14.010        $10.641             --             --
  Accumulation Unit Value at end of
   period                                $18.347        $18.603        $14.010             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.878         $0.778         $0.559         $1.000         $0.960
  Accumulation Unit Value at end of
   period                                 $0.854         $0.878         $0.778         $0.559         $1.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,370         28,253         36,076         45,492         58,124
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.864         $0.767         $0.552         $0.988         $0.951
  Accumulation Unit Value at end of
   period                                 $0.839         $0.864         $0.767         $0.552         $0.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,895          2,280          2,943          4,662          6,165
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.861         $0.764         $0.550         $0.986         $0.949
  Accumulation Unit Value at end of
   period                                 $0.835         $0.861         $0.764         $0.550         $0.986
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,568          4,188          5,259          6,621          8,180
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.847         $0.753         $0.543         $0.975         $0.940
  Accumulation Unit Value at end of
   period                                 $0.821         $0.847         $0.753         $0.543         $0.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,760         13,760         20,142         24,867         36,304
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.847         $0.753         $0.543         $0.975         $0.940
  Accumulation Unit Value at end of
   period                                 $0.821         $0.847         $0.753         $0.543         $0.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              9,760         13,760         20,142         24,867         36,304
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.836         $0.745         $0.538         $0.967         $0.933
  Accumulation Unit Value at end of
   period                                 $0.809         $0.836         $0.745         $0.538         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,973         22,453         29,466         33,966         34,667
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.836         $0.745         $0.538         $0.967         $0.933
  Accumulation Unit Value at end of
   period                                 $0.809         $0.836         $0.745         $0.538         $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             16,973         22,453         29,466         33,966         34,667

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $0.852         $0.791         $0.772         $0.621         $0.833
  Accumulation Unit Value at end of
   period                                 $0.960         $0.852         $0.791         $0.772         $0.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             67,499         74,657         79,386         75,867        184,257
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.845         $0.785         $0.768         $0.618         $0.831
  Accumulation Unit Value at end of
   period                                 $0.951         $0.845         $0.785         $0.768         $0.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,587          8,598          9,553         10,715         28,090
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.844         $0.784         $0.767         $0.618         $0.832
  Accumulation Unit Value at end of
   period                                 $0.949         $0.844         $0.784         $0.767         $0.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              8,962          9,505          9,682          9,799         35,962
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.836         $0.779         $0.763         $0.616         $0.583
  Accumulation Unit Value at end of
   period                                 $0.940         $0.836         $0.779         $0.763         $0.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,741         48,810         52,397         49,165         58,700
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $0.836         $0.779         $0.763         $0.616         $0.830
  Accumulation Unit Value at end of
   period                                 $0.940         $0.836         $0.779         $0.763         $0.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             44,741         48,810         52,397         49,165         58,700
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.832         $0.776         $0.764             --             --
  Accumulation Unit Value at end of
   period                                 $0.933         $0.832         $0.776             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,809         39,868         30,065             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.832         $0.776         $0.761         $0.615         $0.583
  Accumulation Unit Value at end of
   period                                 $0.933         $0.832         $0.776         $0.761         $0.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             36,809         39,868         30,065          3,382          3,737

36                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.833         $0.742         $0.536         $0.964         $0.931
  Accumulation Unit Value at end of
   period                                 $0.805         $0.833         $0.742         $0.536         $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                356            457            600            809          1,308
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.826         $0.736         $0.533         $0.959         $0.927
  Accumulation Unit Value at end of
   period                                 $0.798         $0.826         $0.736         $0.533         $0.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                835          1,447          1,682          1,876          2,357
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.822         $0.734         $0.531         $0.956         $0.925
  Accumulation Unit Value at end of
   period                                 $0.794         $0.822         $0.734         $0.531         $0.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                858            985          1,204          1,277          1,140
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.822         $0.734         $0.531         $0.956         $0.925
  Accumulation Unit Value at end of
   period                                 $0.794         $0.822         $0.734         $0.531         $0.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                858            985          1,204          1,277          1,140
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.983        $14.268        $10.331             --             --
  Accumulation Unit Value at end of
   period                                $15.426        $15.983        $14.268             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                320            239             97             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.874         $0.781         $0.566         $1.021         $0.989
  Accumulation Unit Value at end of
   period                                 $0.842         $0.874         $0.781         $0.566         $1.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                129            220            295            317            116
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.933        $14.244        $10.329             --             --
  Accumulation Unit Value at end of
   period                                $15.354        $15.933        $14.244             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12             14              3             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.917        $14.237        $10.329             --             --
  Accumulation Unit Value at end of
   period                                $15.330        $15.917        $14.237             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              3             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $15.867        $14.213        $10.327             --             --
  Accumulation Unit Value at end of
   period                                $15.259        $15.867        $14.213             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.831         $0.775         $0.761         $0.615         $0.583
  Accumulation Unit Value at end of
   period                                 $0.931         $0.831         $0.775         $0.761         $0.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,676          2,310          2,627          2,897          1,671
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.828         $0.773         $0.762             --             --
  Accumulation Unit Value at end of
   period                                 $0.927         $0.828         $0.773             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,416          2,496          2,294             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $0.826         $0.772         $0.762             --             --
  Accumulation Unit Value at end of
   period                                 $0.925         $0.826         $0.772             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,040          1,210          1,267             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.826         $0.772         $0.759         $0.615         $0.583
  Accumulation Unit Value at end of
   period                                 $0.925         $0.826         $0.772         $0.759         $0.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,040          1,210          1,267          1,685          2,130
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $0.885         $0.828         $0.818             --             --
  Accumulation Unit Value at end of
   period                                 $0.989         $0.885         $0.828             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 66             67             55             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               37

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.596         $1.510         $1.335         $1.470         $1.429
  Accumulation Unit Value at end of
   period                                 $1.679         $1.596         $1.510         $1.335         $1.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             17,892         22,987         27,657         32,136         40,654
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.570         $1.488         $1.318         $1.453         $1.414
  Accumulation Unit Value at end of
   period                                 $1.649         $1.570         $1.488         $1.318         $1.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,493          1,331          1,930          1,987          2,967
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.565         $1.483         $1.314         $1.450         $1.412
  Accumulation Unit Value at end of
   period                                 $1.643         $1.565         $1.483         $1.314         $1.450
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,834          2,290          2,788          2,884          3,885
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.540         $1.462         $1.297         $1.433         $1.398
  Accumulation Unit Value at end of
   period                                 $1.614         $1.540         $1.462         $1.297         $1.433
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,771         20,841         27,037         29,230         38,626
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.540         $1.462         $1.297         $1.433         $1.398
  Accumulation Unit Value at end of
   period                                 $1.614         $1.540         $1.462         $1.297         $1.433
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             15,771         20,841         27,037         29,230         38,626
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.520         $1.445         $1.285         $1.422         $1.388
  Accumulation Unit Value at end of
   period                                 $1.591         $1.520         $1.445         $1.285         $1.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,516         26,365         29,843         30,497         30,848
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.520         $1.445         $1.285         $1.422         $1.388
  Accumulation Unit Value at end of
   period                                 $1.591         $1.520         $1.445         $1.285         $1.422
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             20,516         26,365         29,843         30,497         30,848
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.514         $1.440         $1.281         $1.418         $1.385
  Accumulation Unit Value at end of
   period                                 $1.584         $1.514         $1.440         $1.281         $1.418
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                463            535            760            813          1,211
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.501         $1.429         $1.272         $1.410         $1.379
  Accumulation Unit Value at end of
   period                                 $1.568         $1.501         $1.429         $1.272         $1.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,455          1,942          2,707          2,729          2,165
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.495         $1.424         $1.268         $1.406         $1.376
  Accumulation Unit Value at end of
   period                                 $1.561         $1.495         $1.424         $1.268         $1.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                731            964          1,137          1,166          1,422

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.387         $1.377         $1.339         $1.262         $1.166
  Accumulation Unit Value at end of
   period                                 $1.429         $1.387         $1.377         $1.339         $1.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             41,467         40,901         39,937         36,130        105,013
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.375         $1.367         $1.331         $1.257         $1.163
  Accumulation Unit Value at end of
   period                                 $1.414         $1.375         $1.367         $1.331         $1.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,354          3,265          3,840          4,536         12,388
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.373         $1.366         $1.331         $1.258         $1.164
  Accumulation Unit Value at end of
   period                                 $1.412         $1.373         $1.366         $1.331         $1.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,170          4,287          3,753          4,023         16,319
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.361         $1.356         $1.323         $1.252         $1.186
  Accumulation Unit Value at end of
   period                                 $1.398         $1.361         $1.356         $1.323         $1.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             43,530         44,223         44,372         40,369         35,950
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.361         $1.356         $1.323         $1.252         $1.161
  Accumulation Unit Value at end of
   period                                 $1.398         $1.361         $1.356         $1.323         $1.252
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             43,530         44,223         44,372         40,369         35,950
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.354         $1.351         $1.329             --             --
  Accumulation Unit Value at end of
   period                                 $1.388         $1.354         $1.351             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,169         27,811         19,753             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.354         $1.351         $1.320         $1.251         $1.186
  Accumulation Unit Value at end of
   period                                 $1.388         $1.354         $1.351         $1.320         $1.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,169         27,811         19,753          3,091          2,653
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.352         $1.350         $1.319         $1.251         $1.186
  Accumulation Unit Value at end of
   period                                 $1.385         $1.352         $1.350         $1.319         $1.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,392          1,458          1,407          1,512          1,442
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.347         $1.346         $1.326             --             --
  Accumulation Unit Value at end of
   period                                 $1.379         $1.347         $1.346             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,767          1,635          1,683             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.345         $1.345         $1.325             --             --
  Accumulation Unit Value at end of
   period                                 $1.376         $1.345         $1.345             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,181          1,059          1,081             --             --

38                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.495         $1.424         $1.268         $1.406         $1.376
  Accumulation Unit Value at end of
   period                                 $1.561         $1.495         $1.424         $1.268         $1.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                731            964          1,137          1,166          1,422
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.076        $11.510        $10.256             --             --
  Accumulation Unit Value at end of
   period                                $12.607        $12.076        $11.510             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,071            873            351             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.318         $1.257         $1.122         $1.245         $1.221
  Accumulation Unit Value at end of
   period                                 $1.375         $1.318         $1.257         $1.122         $1.245
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                265            555            698            524             36
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.038        $11.491        $10.254             --             --
  Accumulation Unit Value at end of
   period                                $12.549        $12.038        $11.491             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11              7              2             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.025        $11.485        $10.254             --             --
  Accumulation Unit Value at end of
   period                                $12.529        $12.025        $11.485             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6              4              2             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.987        $11.466        $10.252             --             --
  Accumulation Unit Value at end of
   period                                $12.471        $11.987        $11.466             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2             21             --             --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.144         $1.121         $1.103         $1.129         $1.100
  Accumulation Unit Value at end of
   period                                 $1.179         $1.144         $1.121         $1.103         $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,661         26,487         32,236         42,486         28,795
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.129         $1.108         $1.092         $1.120         $1.093
  Accumulation Unit Value at end of
   period                                 $1.162         $1.129         $1.108         $1.092         $1.120
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,823          3,387          4,246          5,479          4,374
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.124         $1.104         $1.088         $1.116         $1.090
  Accumulation Unit Value at end of
   period                                 $1.157         $1.124         $1.104         $1.088         $1.116
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,227          2,658          3,372          4,497          3,001
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.110         $1.091         $1.077         $1.107         $1.082
  Accumulation Unit Value at end of
   period                                 $1.140         $1.110         $1.091         $1.077         $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,908         29,421         41,231         54,798         46,273

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.345         $1.345         $1.317         $1.250         $1.186
  Accumulation Unit Value at end of
   period                                 $1.376         $1.345         $1.345         $1.317         $1.250
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,181          1,059          1,081          1,139          1,731
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.195         $1.196         $1.181             --             --
  Accumulation Unit Value at end of
   period                                 $1.221         $1.195         $1.196             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.076         $1.078         $1.074         $1.069         $1.007
  Accumulation Unit Value at end of
   period                                 $1.100         $1.076         $1.078         $1.074         $1.069
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             28,728         37,908         39,572         46,580         37,697
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.070         $1.073         $1.071         $1.068         $1.007
  Accumulation Unit Value at end of
   period                                 $1.093         $1.070         $1.073         $1.071         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              4,108          4,498          2,592          3,935          3,878
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.068         $1.072         $1.070         $1.068         $1.007
  Accumulation Unit Value at end of
   period                                 $1.090         $1.068         $1.072         $1.070         $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,914          3,117          3,571          4,883          6,046
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.062         $1.068         $1.068         $1.067         $1.042
  Accumulation Unit Value at end of
   period                                 $1.082         $1.062         $1.068         $1.068         $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             55,260         70,946         75,068         84,034         22,114

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               39

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.110         $1.091         $1.077         $1.107         $1.082
  Accumulation Unit Value at end of
   period                                 $1.140         $1.110         $1.091         $1.077         $1.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,908         29,421         41,231         54,798         46,273
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.096         $1.079         $1.067         $1.098         $1.075
  Accumulation Unit Value at end of
   period                                 $1.124         $1.096         $1.079         $1.067         $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,784         28,699         35,027         38,321         26,068
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.096         $1.079         $1.067         $1.098         $1.075
  Accumulation Unit Value at end of
   period                                 $1.124         $1.096         $1.079         $1.067         $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             21,784         28,699         35,027         38,321         26,068
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.091         $1.075         $1.064         $1.095         $1.073
  Accumulation Unit Value at end of
   period                                 $1.119         $1.091         $1.075         $1.064         $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                680            900          1,338          1,929          1,732
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.082         $1.067         $1.057         $1.089         $1.068
  Accumulation Unit Value at end of
   period                                 $1.108         $1.082         $1.067         $1.057         $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,328          1,716          1,964          2,919          1,442
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.077         $1.063         $1.054         $1.086         $1.066
  Accumulation Unit Value at end of
   period                                 $1.103         $1.077         $1.063         $1.054         $1.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,090          5,187          3,346          2,148          1,783
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.077         $1.063         $1.054         $1.086         $1.066
  Accumulation Unit Value at end of
   period                                 $1.103         $1.077         $1.063         $1.054         $1.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              6,090          5,187          3,346          2,148          1,783
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.074         $1.060         $1.051             --             --
  Accumulation Unit Value at end of
   period                                 $1.099         $1.074         $1.060             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,672          7,806          4,452             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.066         $1.054         $1.046         $1.080         $1.061
  Accumulation Unit Value at end of
   period                                 $1.090         $1.066         $1.054         $1.046         $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                428            808            852            746             66
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.211        $10.097        $10.024             --             --
  Accumulation Unit Value at end of
   period                                $10.434        $10.211        $10.097             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             20             12             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.062         $1.068         $1.068         $1.067         $1.007
  Accumulation Unit Value at end of
   period                                 $1.082         $1.062         $1.068         $1.068         $1.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             55,260         70,946         75,068         84,034         22,114
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.057         $1.064         $1.069             --             --
  Accumulation Unit Value at end of
   period                                 $1.075         $1.057         $1.064             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,429         21,471         15,805             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.057         $1.064         $1.065         $1.066         $1.042
  Accumulation Unit Value at end of
   period                                 $1.075         $1.057         $1.064         $1.065         $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,429         21,471         15,805          6,116          2,715
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.055         $1.063         $1.065         $1.066         $1.042
  Accumulation Unit Value at end of
   period                                 $1.073         $1.055         $1.063         $1.065         $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,023          2,355          2,555          2,997            951
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.051         $1.060         $1.066             --             --
  Accumulation Unit Value at end of
   period                                 $1.068         $1.051         $1.060             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                795            813            747             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.050         $1.059         $1.066             --             --
  Accumulation Unit Value at end of
   period                                 $1.066         $1.050         $1.059             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,673          2,465          2,927             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.050         $1.059         $1.062         $1.065         $1.042
  Accumulation Unit Value at end of
   period                                 $1.066         $1.050         $1.059         $1.062         $1.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,673          2,465          2,927          3,430          1,017
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.046         $1.057         $1.066             --             --
  Accumulation Unit Value at end of
   period                                 $1.061         $1.046         $1.057             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

40                               HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.201        $10.092        $10.024             --             --
  Accumulation Unit Value at end of
   period                                $10.418        $10.201        $10.092             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             13              7             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.169        $10.075        $10.023             --             --
  Accumulation Unit Value at end of
   period                                $10.370        $10.169        $10.075             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6             10              2             --             --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.274         $1.130         $0.924         $1.425         $1.330
  Accumulation Unit Value at end of
   period                                 $1.228         $1.274         $1.130         $0.924         $1.425
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             14,026         17,411          9,372         11,975         16,547
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.256         $1.115         $0.914         $1.411         $1.319
  Accumulation Unit Value at end of
   period                                 $1.208         $1.256         $1.115         $0.914         $1.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,916          2,353          1,240          1,733          2,065
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.249         $1.111         $0.910         $1.406         $1.315
  Accumulation Unit Value at end of
   period                                 $1.202         $1.249         $1.111         $0.910         $1.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,997          2,339          1,667          2,453          2,912
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.231         $1.096         $0.900         $1.392         $1.304
  Accumulation Unit Value at end of
   period                                 $1.183         $1.231         $1.096         $0.900         $1.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,124         17,141         10,483         12,727         21,153
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.231         $1.096         $0.900         $1.392         $1.304
  Accumulation Unit Value at end of
   period                                 $1.183         $1.231         $1.096         $0.900         $1.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             12,124         17,141         10,483         12,727         21,153
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.216         $1.084         $0.891         $1.381         $1.295
  Accumulation Unit Value at end of
   period                                 $1.166         $1.216         $1.084         $0.891         $1.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,392         15,431          7,086          7,906          7,251
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.216         $1.084         $0.891         $1.381         $1.295
  Accumulation Unit Value at end of
   period                                 $1.166         $1.216         $1.084         $0.891         $1.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             10,392         15,431          7,086          7,906          7,251
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.211         $1.080         $0.888         $1.377         $1.292
  Accumulation Unit Value at end of
   period                                 $1.161         $1.211         $1.080         $0.888         $1.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                427            611            422            591            822

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.110         $1.045         $0.960         $0.759         $0.998
  Accumulation Unit Value at end of
   period                                 $1.330         $1.110         $1.045         $0.960         $0.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             19,703         21,272         23,226         27,362         21,066
 WITH OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.103         $1.039         $0.956         $0.757         $0.997
  Accumulation Unit Value at end of
   period                                 $1.319         $1.103         $1.039         $0.956         $0.757
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,399          2,578          2,069          2,142          1,691
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.100         $1.037         $0.955         $0.756         $0.996
  Accumulation Unit Value at end of
   period                                 $1.315         $1.100         $1.037         $0.955         $0.756
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,830          4,566          5,024          5,051          4,767
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.092         $1.031         $0.951         $0.755         $0.746
  Accumulation Unit Value at end of
   period                                 $1.304         $1.092         $1.031         $0.951         $0.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,346         34,018         35,037         37,853          9,947
 WITH EARNINGS PROTECTION BENEFIT AND
  OPTIONAL DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                              $1.092         $1.031         $0.951         $0.755         $0.995
  Accumulation Unit Value at end of
   period                                 $1.304         $1.092         $1.031         $0.951         $0.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                             29,346         34,018         35,037         37,853          9,947
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.087         $1.027         $0.954             --             --
  Accumulation Unit Value at end of
   period                                 $1.295         $1.087         $1.027             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,234          6,652          5,192             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.087         $1.027         $0.949         $0.754         $0.746
  Accumulation Unit Value at end of
   period                                 $1.295         $1.087         $1.027         $0.949         $0.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              7,234          6,652          5,192          3,194            891
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.085         $1.026         $0.948         $0.754         $0.746
  Accumulation Unit Value at end of
   period                                 $1.292         $1.085         $1.026         $0.948         $0.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                919          1,025          1,150          1,059            273

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                               41

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009           2008           2007
-----------------------------------------------------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.200         $1.072         $0.882         $1.369         $1.286
  Accumulation Unit Value at end of
   period                                 $1.149         $1.200         $1.072         $0.882         $1.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,336          1,577          1,226          1,459            908
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.196         $1.068         $0.880         $1.366         $1.284
  Accumulation Unit Value at end of
   period                                 $1.145         $1.196         $1.068         $0.880         $1.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,650          2,930            969            780            760
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.196         $1.068         $0.880         $1.366         $1.284
  Accumulation Unit Value at end of
   period                                 $1.145         $1.196         $1.068         $0.880         $1.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              2,650          2,930            969            780            760
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.192         $1.065         $0.877             --             --
  Accumulation Unit Value at end of
   period                                 $1.140         $1.192         $1.065             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              5,023          5,482          1,080             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.183         $1.058         $0.873         $1.358         $1.278
  Accumulation Unit Value at end of
   period                                 $1.131         $1.183         $1.058         $0.873         $1.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                242            337            194            190            119
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.953        $12.488        $10.306             --             --
  Accumulation Unit Value at end of
   period                                $13.329        $13.953        $12.488             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19             25              3             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.938        $12.481        $10.305             --             --
  Accumulation Unit Value at end of
   period                                $13.308        $13.938        $12.481             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              4              3             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.895        $12.461        $10.304             --             --
  Accumulation Unit Value at end of
   period                                $13.246        $13.895        $12.461             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              5              1             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2006           2005           2004           2003           2002
--------------------------------------  --------------------------------------------------------------------
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.081         $1.023         $0.952             --             --
  Accumulation Unit Value at end of
   period                                 $1.286         $1.081         $1.023             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                575            460            569             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $1.079         $1.023         $0.951             --             --
  Accumulation Unit Value at end of
   period                                 $1.284         $1.079         $1.023             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                726            758            666             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.079         $1.023         $0.946         $0.753         $0.746
  Accumulation Unit Value at end of
   period                                 $1.284         $1.079         $1.023         $0.946         $0.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                726            758            666            672             87
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $1.076         $1.021         $0.951             --             --
  Accumulation Unit Value at end of
   period                                 $1.278         $1.076         $1.021             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 57              9              9             --             --
 WITH OPTIONAL DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT ONE
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2011, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 13, 2012

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          WELLS FARGO
                                          ADVANTAGE VT           HARTFORD
                                             OMEGA               ADVISERS
                                          GROWTH FUND            HLS FUND
                                          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             330,702             87,220,764
                                          ============       ================
  Cost                                      $6,115,418         $1,679,012,484
                                          ============       ================
  Market value                              $7,448,683         $1,690,727,609
 Due from Sponsor Company                           --                     --
 Receivable from fund shares sold                3,790              1,406,861
 Other assets                                       --                    168
                                          ------------       ----------------
 Total assets                                7,452,473          1,692,134,638
                                          ------------       ----------------
LIABILITIES:
 Due to Sponsor Company                          3,790              1,406,861
 Payable for fund shares purchased                  --                     --
 Other liabilities                                  --                     --
                                          ------------       ----------------
 Total liabilities                               3,790              1,406,861
                                          ------------       ----------------
NET ASSETS:
 For contract liabilities                   $7,448,683         $1,690,727,777
                                          ============       ================
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               1,941,663            661,661,519
 Minimum unit fair value #*                  $0.750044              $1.006012
 Maximum unit fair value #*                 $16.176593             $14.410079
 Contract liability                         $7,398,672         $1,673,227,720
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                   4,249              3,848,657
 Minimum unit fair value #*                 $11.771159              $1.088414
 Maximum unit fair value #*                 $11.771159              $5.339755
 Contract liability                            $50,011            $17,500,057

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD         HARTFORD          HARTFORD
                                         TOTAL           CAPITAL          DIVIDEND            HARTFORD
                                      RETURN BOND     APPRECIATION       AND GROWTH       GLOBAL RESEARCH
                                       HLS FUND         HLS FUND          HLS FUND            HLS FUND
                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       92,146,965       62,776,621        87,386,642         3,817,314
                                    ===============  ===============  ================      ============
  Cost                               $1,030,442,579   $2,375,010,262    $1,419,458,338       $35,822,805
                                    ===============  ===============  ================      ============
  Market value                       $1,069,183,718   $2,330,915,835    $1,688,889,998       $34,366,492
 Due from Sponsor Company                        --               --            77,508             1,035
 Receivable from fund shares sold         1,384,835        1,591,005                --                --
 Other assets                                   126              128                --                --
                                    ---------------  ---------------  ----------------      ------------
 Total assets                         1,070,568,679    2,332,506,968     1,688,967,506        34,367,527
                                    ---------------  ---------------  ----------------      ------------
LIABILITIES:
 Due to Sponsor Company                   1,384,835        1,591,005                --                --
 Payable for fund shares purchased               --               --            77,508             1,035
 Other liabilities                               --               --               200                 3
                                    ---------------  ---------------  ----------------      ------------
 Total liabilities                        1,384,835        1,591,005            77,708             1,038
                                    ---------------  ---------------  ----------------      ------------
NET ASSETS:
 For contract liabilities            $1,069,183,844   $2,330,915,963    $1,688,889,798       $34,366,489
                                    ===============  ===============  ================      ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          456,516,943      651,044,915       725,437,515         3,908,003
 Minimum unit fair value #*               $1.374545        $1.198861         $1.195332         $8.455145
 Maximum unit fair value #*              $15.640080       $14.675811        $13.824084        $14.651712
 Contract liability                  $1,065,103,620   $2,319,906,748    $1,680,719,072       $34,266,837
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #            1,180,667        1,372,208         2,364,150            11,244
 Minimum unit fair value #*               $1.678918        $1.292974         $1.520249         $8.735617
 Maximum unit fair value #*               $3.904128       $11.954620         $3.841324         $8.886766
 Contract liability                      $4,080,224      $11,009,215        $8,170,726           $99,652

                                                                           HARTFORD
                                          HARTFORD          HARTFORD      DISCIPLINED
                                         HEALTHCARE       GLOBAL GROWTH     EQUITY
                                          HLS FUND          HLS FUND       HLS FUND
                                      SUB-ACCOUNT (A)      SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------  --------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         4,349,826         13,038,134     22,029,518
                                        ============      =============  =============
  Cost                                   $56,043,923       $201,525,925   $254,824,298
                                        ============      =============  =============
  Market value                           $64,983,679       $174,866,685   $259,096,596
 Due from Sponsor Company                         --                 --             --
 Receivable from fund shares sold             32,788            202,355        254,058
 Other assets                                      7                 --             --
                                        ------------      -------------  -------------
 Total assets                             65,016,474        175,069,040    259,350,654
                                        ------------      -------------  -------------
LIABILITIES:
 Due to Sponsor Company                       32,788            202,355        254,058
 Payable for fund shares purchased                --                 --             --
 Other liabilities                                --                  3             --
                                        ------------      -------------  -------------
 Total liabilities                            32,788            202,358        254,058
                                        ------------      -------------  -------------
NET ASSETS:
 For contract liabilities                $64,983,686       $174,866,682   $259,096,596
                                        ============      =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            28,885,388        153,293,219    224,894,120
 Minimum unit fair value #*                $1.992288          $0.631966      $0.839769
 Maximum unit fair value #*               $14.552282         $13.064140     $14.126094
 Contract liability                      $64,780,513       $174,113,770   $258,089,004
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                90,129            523,386        798,839
 Minimum unit fair value #*                $2.167608          $0.687742      $0.913887
 Maximum unit fair value #*                $2.281177          $1.574235      $1.319506
 Contract liability                         $203,173           $752,912     $1,007,592

(a)  Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        HARTFORD
                                        HARTFORD         GROWTH
                                         GROWTH      OPPORTUNITIES
                                        HLS FUND        HLS FUND
                                      SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       12,971,691       5,850,063
                                     ==============  ==============
  Cost                                 $134,093,184    $132,230,287
                                     ==============  ==============
  Market value                         $140,618,582    $137,044,897
 Due from Sponsor Company                        --              --
 Receivable from fund shares sold           419,199          70,127
 Other assets                                    --              --
                                     --------------  --------------
 Total assets                           141,037,781     137,115,024
                                     --------------  --------------
LIABILITIES:
 Due to Sponsor Company                     419,199          70,127
 Payable for fund shares purchased               --              --
 Other liabilities                               40              25
                                     --------------  --------------
 Total liabilities                          419,239          70,152
                                     --------------  --------------
NET ASSETS:
 For contract liabilities              $140,618,542    $137,044,872
                                     ==============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          116,466,073      92,834,650
 Minimum unit fair value #*               $1.101285       $1.305291
 Maximum unit fair value #*              $14.188450      $14.288128
 Contract liability                    $140,237,520    $136,683,243
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #              306,231         245,624
 Minimum unit fair value #*               $1.196854       $1.412372
 Maximum unit fair value #*               $1.244686       $1.489016
 Contract liability                        $381,022        $361,629

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    HARTFORD           HARTFORD
                                      HARTFORD       HARTFORD     INTERNATIONAL     SMALL/MID CAP
                                     HIGH YIELD        INDEX      OPPORTUNITIES         EQUITY
                                      HLS FUND       HLS FUND       HLS FUND           HLS FUND
                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     31,287,286      8,076,414     52,324,972         6,280,223
                                    =============  =============  =============      ============
  Cost                               $289,017,723   $184,327,189   $594,826,525       $44,842,497
                                    =============  =============  =============      ============
  Market value                       $270,761,355   $211,417,891   $562,378,165       $55,971,272
 Due from Sponsor Company               1,503,951             --             --                --
 Receivable from fund shares sold              --         77,329        794,340           703,759
 Other assets                                  10             --              3                --
                                    -------------  -------------  -------------      ------------
 Total assets                         272,265,316    211,495,220    563,172,508        56,675,031
                                    -------------  -------------  -------------      ------------
LIABILITIES:
 Due to Sponsor Company                        --         77,329        794,340           703,759
 Payable for fund shares purchased      1,503,951             --             --                --
 Other liabilities                             --             17             --                 5
                                    -------------  -------------  -------------      ------------
 Total liabilities                      1,503,951         77,346        794,340           703,764
                                    -------------  -------------  -------------      ------------
NET ASSETS:
 For contract liabilities            $270,761,365   $211,417,874   $562,378,168       $55,971,267
                                    =============  =============  =============      ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        146,829,094     92,673,600    372,680,769         5,494,981
 Minimum unit fair value #*             $1.552321      $0.813006      $0.882913         $9.787955
 Maximum unit fair value #*            $17.764246     $14.017487     $13.143833        $17.729955
 Contract liability                  $269,754,920   $209,908,140   $560,487,429       $55,948,698
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #            538,951        386,649        859,091             2,215
 Minimum unit fair value #*             $1.689222      $0.884758      $0.949327        $10.190634
 Maximum unit fair value #*             $1.879292      $4.941835      $2.339482        $10.190634
 Contract liability                    $1,006,445     $1,509,734     $1,890,739           $22,569


                                      HARTFORD       HARTFORD       HARTFORD
                                       MIDCAP      MIDCAP VALUE   MONEY MARKET
                                      HLS FUND       HLS FUND       HLS FUND
                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                     11,492,066     25,955,279    348,699,196
                                    =============  =============  =============
  Cost                               $171,165,436   $257,524,373   $348,699,196
                                    =============  =============  =============
  Market value                       $272,950,610   $244,404,723   $348,699,196
 Due from Sponsor Company                      --             --             --
 Receivable from fund shares sold          99,312         54,742      1,221,721
 Other assets                                  --              3             --
                                    -------------  -------------  -------------
 Total assets                         273,049,922    244,459,468    349,920,917
                                    -------------  -------------  -------------
LIABILITIES:
 Due to Sponsor Company                    99,312         54,742      1,221,721
 Payable for fund shares purchased             --             --             --
 Other liabilities                             41             --             41
                                    -------------  -------------  -------------
 Total liabilities                         99,353         54,742      1,221,762
                                    -------------  -------------  -------------
NET ASSETS:
 For contract liabilities            $272,950,569   $244,404,726   $348,699,155
                                    =============  =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         73,248,849    152,123,110    253,060,090
 Minimum unit fair value #*             $1.493737      $1.449868      $0.937674
 Maximum unit fair value #*            $14.951731     $16.915576      $9.348458
 Contract liability                  $271,170,244   $243,755,024   $347,311,805
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #            440,672        394,615        746,736
 Minimum unit fair value #*             $1.625576      $1.574308      $1.073479
 Maximum unit fair value #*             $4.260160      $1.668103      $2.009547
 Contract liability                    $1,780,325       $649,702     $1,387,350

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            HARTFORD                HARTFORD
                                         SMALL COMPANY          SMALLCAP GROWTH
                                            HLS FUND                HLS FUND
                                          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          11,260,040               7,424,283
                                          ============            ============
  Cost                                    $141,745,109            $118,110,800
                                          ============            ============
  Market value                            $190,769,896            $160,234,051
 Due from Sponsor Company                           --                 418,093
 Receivable from fund shares sold               89,290                      --
 Other assets                                        9                       7
                                          ------------            ------------
 Total assets                              190,859,195             160,652,151
                                          ------------            ------------
LIABILITIES:
 Due to Sponsor Company                         89,290                      --
 Payable for fund shares purchased                  --                 418,093
 Other liabilities                                  --                      --
                                          ------------            ------------
 Total liabilities                              89,290                 418,093
                                          ------------            ------------
NET ASSETS:
 For contract liabilities                 $190,769,905            $160,234,058
                                          ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             107,011,207             103,638,563
 Minimum unit fair value #*                  $0.836969               $1.372068
 Maximum unit fair value #*                 $15.159602              $18.661819
 Contract liability                       $189,783,986            $159,876,872
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 432,807                 231,564
 Minimum unit fair value #*                  $0.899999               $1.484655
 Maximum unit fair value #*                  $2.545063               $1.558538
 Contract liability                           $985,919                $357,186

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD
                                     HARTFORD      U.S. GOVERNMENT     HARTFORD           BLACKROCK
                                       STOCK         SECURITIES          VALUE              GLOBAL
                                     HLS FUND         HLS FUND         HLS FUND    OPPORTUNITIES V.I. FUND
                                    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   21,710,850       33,494,194       27,947,992           113,762
                                    ===========      ===========      ===========         =========
  Cost                              $805,474,642     $369,253,493     $274,144,013        $1,424,292
                                    ===========      ===========      ===========         =========
  Market value                      $867,187,175     $356,895,113     $289,724,525        $1,394,722
 Due from Sponsor Company                    --               --               --                --
 Receivable from fund shares sold       777,854        1,125,353          290,449               123
 Other assets                                 9               --                1                --
                                    -----------      -----------      -----------         ---------
 Total assets                       867,965,038      358,020,466      290,014,975         1,394,845
                                    -----------      -----------      -----------         ---------
LIABILITIES:
 Due to Sponsor Company                 777,854        1,125,353          290,449               123
 Payable for fund shares purchased           --               --               --                --
 Other liabilities                           --               20               --                --
                                    -----------      -----------      -----------         ---------
 Total liabilities                      777,854        1,125,373          290,449               123
                                    -----------      -----------      -----------         ---------
NET ASSETS:
 For contract liabilities           $867,187,184     $356,895,093     $289,724,526        $1,394,722
                                    ===========      ===========      ===========         =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      384,157,084      297,919,508      229,810,968         1,237,908
 Minimum unit fair value #*           $0.794069        $1.090044        $1.130854         $0.998631
 Maximum unit fair value #*          $15.521369       $10.548042       $13.474084         $12.993253
 Contract liability                 $859,710,612     $355,587,858     $288,262,038        $1,394,722
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #        1,467,813        1,068,805        1,138,387                --
 Minimum unit fair value #*           $0.853854        $1.179454        $1.227862                --
 Maximum unit fair value #*           $6.117084        $1.243445        $1.350602                --
 Contract liability                  $7,476,572       $1,307,235       $1,462,488                --


                                        BLACKROCK       JENNISON 20/20
                                        LARGE CAP            FOCUS         JENNISON
                                    GROWTH V.I. FUND       PORTFOLIO       PORTFOLIO
                                       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
----------------------------------  -------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        129,919              8,439           6,770
                                        =========          =========       =========
  Cost                                  $1,132,156          $100,766        $128,892
                                        =========          =========       =========
  Market value                          $1,427,812          $123,385        $154,985
 Due from Sponsor Company                      --                 --              --
 Receivable from fund shares sold             135                 13              14
 Other assets                                   1                 --              --
                                        ---------          ---------       ---------
 Total assets                           1,427,948            123,398         154,999
                                        ---------          ---------       ---------
LIABILITIES:
 Due to Sponsor Company                       135                 13              14
 Payable for fund shares purchased             --                 --              --
 Other liabilities                             --                 --              --
                                        ---------          ---------       ---------
 Total liabilities                            135                 13              14
                                        ---------          ---------       ---------
NET ASSETS:
 For contract liabilities               $1,427,813          $123,385        $154,985
                                        =========          =========       =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          1,491,129             77,035         214,730
 Minimum unit fair value #*             $0.853309          $1.318656       $0.643961
 Maximum unit fair value #*             $14.673667         $15.364831     $15.136640
 Contract liability                     $1,427,813          $123,385        $154,985
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                 --                 --              --
 Minimum unit fair value #*                    --                 --              --
 Maximum unit fair value #*                    --                 --              --
 Contract liability                            --                 --              --

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          PRUDENTIAL            PRUDENTIAL SP
                                             VALUE              INTERNATIONAL
                                           PORTFOLIO          GROWTH PORTFOLIO
                                          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              8,394                 17,434
                                          ===========            ===========
  Cost                                       $136,982                $86,862
                                          ===========            ===========
  Market value                               $134,644                $74,967
 Due from Sponsor Company                          --                     --
 Receivable from fund shares sold                  12                      8
 Other assets                                      --                     --
                                          -----------            -----------
 Total assets                                 134,656                 74,975
                                          -----------            -----------
LIABILITIES:
 Due to Sponsor Company                            12                      8
 Payable for fund shares purchased                 --                     --
 Other liabilities                                 --                     --
                                          -----------            -----------
 Total liabilities                                 12                      8
                                          -----------            -----------
NET ASSETS:
 For contract liabilities                    $134,644                $74,967
                                          ===========            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                117,890                 90,923
 Minimum unit fair value #*                 $1.114204              $0.790577
 Maximum unit fair value #*                 $1.156582              $0.862317
 Contract liability                          $134,644                $74,967
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                     --                     --
 Minimum unit fair value #*                        --                     --
 Maximum unit fair value #*                        --                     --
 Contract liability                                --                     --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        WELLS FARGO           WELLS FARGO          WELLS FARGO          WELLS FARGO
                                        ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT         ADVANTAGE VT
                                        INDEX ASSET          TOTAL RETURN           INTRINSIC          INTERNATIONAL
                                      ALLOCATION FUND          BOND FUND           VALUE FUND           EQUITY FUND
                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           848,297              933,479              495,569            1,287,646
                                        ============          ===========          ===========          ===========
  Cost                                    $9,754,262           $9,733,651           $6,849,037           $6,322,076
                                        ============          ===========          ===========          ===========
  Market value                           $10,255,914           $9,838,868           $6,154,964           $6,148,966
 Due from Sponsor Company                         --                   56                   --                   --
 Receivable from fund shares sold             46,558                   --                  878                  715
 Other assets                                      3                  113                   --                   --
                                        ------------          -----------          -----------          -----------
 Total assets                             10,302,475            9,839,037            6,155,842            6,149,681
                                        ------------          -----------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                       46,558                   --                  878                  715
 Payable for fund shares purchased                --                   56                   --                   --
 Other liabilities                                --                   --                    3                    1
                                        ------------          -----------          -----------          -----------
 Total liabilities                            46,558                   56                  881                  716
                                        ------------          -----------          -----------          -----------
NET ASSETS:
 For contract liabilities                $10,255,917           $9,838,981           $6,154,961           $6,148,965
                                        ============          ===========          ===========          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             8,084,380            6,535,875            5,672,233            3,409,293
 Minimum unit fair value #*                $1.198063            $1.443061            $1.020168            $0.838666
 Maximum unit fair value #*               $13.449999            $1.597306            $1.138271           $11.870207
 Contract liability                      $10,192,298           $9,838,981           $6,087,782           $6,148,965
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                48,050                   --               59,774                   --
 Minimum unit fair value #*                $1.305148                   --            $1.105718                   --
 Maximum unit fair value #*                $1.325194                   --            $1.128433                   --
 Contract liability                          $63,619                   --              $67,179                   --

                                        WELLS FARGO                               WELLS FARGO
                                       ADVANTAGE VT          WELLS FARGO         ADVANTAGE VT          WELLS FARGO
                                         SMALL CAP          ADVANTAGE VT           SMALL CAP          ADVANTAGE VT
                                        GROWTH FUND        DISCOVERY FUND         VALUE FUND        OPPORTUNITY FUND
                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (B)
----------------------------------  ----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          309,174               35,881              314,383              105,564
                                        ===========          ===========          ===========          ===========
  Cost                                   $2,044,626             $610,967           $2,523,409           $1,741,544
                                        ===========          ===========          ===========          ===========
  Market value                           $2,376,951             $766,783           $2,618,380           $1,835,919
 Due from Sponsor Company                        --                   --                   --                   --
 Receivable from fund shares sold               315                   72                  958                  226
 Other assets                                    13                   --                   --                   38
                                        -----------          -----------          -----------          -----------
 Total assets                             2,377,279              766,855            2,619,338            1,836,183
                                        -----------          -----------          -----------          -----------
LIABILITIES:
 Due to Sponsor Company                         315                   72                  958                  226
 Payable for fund shares purchased               --                   --                   --                   --
 Other liabilities                               --                   --                   --                   --
                                        -----------          -----------          -----------          -----------
 Total liabilities                              315                   72                  958                  226
                                        -----------          -----------          -----------          -----------
NET ASSETS:
 For contract liabilities                $2,376,964             $766,783           $2,618,380           $1,835,957
                                        ===========          ===========          ===========          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,169,275               50,732              232,956              165,296
 Minimum unit fair value #*               $1.491525           $14.675055           $11.015731           $10.452910
 Maximum unit fair value #*              $12.085448           $15.570971           $12.549726           $12.557748
 Contract liability                      $2,375,778             $766,783           $2,618,380           $1,834,408
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                   98                   --                   --                  125
 Minimum unit fair value #*              $12.085448                   --                   --           $12.352702
 Maximum unit fair value #*              $12.085448                   --                   --           $12.352702
 Contract liability                          $1,186                   --                   --               $1,549

(b) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                    ADVANTAGE VT          HARTFORD
                                        OMEGA             ADVISERS
                                     GROWTH FUND          HLS FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $124          $28,395,529
                                     -----------       --------------
EXPENSES:
 Mortality and expense risk
  charges                               (149,066)         (25,686,841)
                                     -----------       --------------
  Total expenses                        (149,066)         (25,686,841)
                                     -----------       --------------
  Net investment income (loss)          (148,942)           2,708,688
                                     -----------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  426,222          (11,679,890)
 Net realized gain on
  distributions                           72,656                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (886,050)          18,207,252
                                     -----------       --------------
  Net gain (loss) on
   investments                          (387,172)           6,527,362
                                     -----------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(536,114)          $9,236,050
                                     ===========       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD              HARTFORD
                                   TOTAL                CAPITAL              DIVIDEND                 HARTFORD
                                RETURN BOND          APPRECIATION           AND GROWTH             GLOBAL RESEARCH
                                  HLS FUND             HLS FUND              HLS FUND                 HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $2,385,418           $18,886,830          $34,606,500                   $5,867
                               --------------       ---------------       --------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                         (17,194,875)          (40,435,237)         (26,517,979)                (654,258)
                               --------------       ---------------       --------------            -------------
  Total expenses                  (17,194,875)          (40,435,237)         (26,517,979)                (654,258)
                               --------------       ---------------       --------------            -------------
  Net investment income
   (loss)                         (14,809,457)          (21,548,407)           8,088,521                 (648,391)
                               --------------       ---------------       --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (5,937,852)           11,473,436           34,237,206                  463,595
 Net realized gain on
  distributions                            --                    --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      79,012,700          (348,969,185)         (43,300,306)              (4,322,804)
                               --------------       ---------------       --------------            -------------
  Net gain (loss) on
   investments                     73,074,848          (337,495,749)          (9,063,100)              (3,859,209)
                               --------------       ---------------       --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $58,265,391         $(359,044,156)           $(974,579)             $(4,507,600)
                               ==============       ===============       ==============            =============

                                                                               HARTFORD
                                      HARTFORD             HARTFORD           DISCIPLINED
                                     HEALTHCARE         GLOBAL GROWTH           EQUITY
                                      HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT (A)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $20,123              $50,284          $2,900,958
                                    -------------       --------------       -------------
EXPENSES:
 Mortality and expense risk
  charges                              (1,070,490)          (3,311,338)         (4,580,631)
                                    -------------       --------------       -------------
  Total expenses                       (1,070,490)          (3,311,338)         (4,580,631)
                                    -------------       --------------       -------------
  Net investment income
   (loss)                              (1,050,367)          (3,261,054)         (1,679,673)
                                    -------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,835,021           (4,332,699)          3,185,610
 Net realized gain on
  distributions                                --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,547,974          (24,732,432)         (1,283,682)
                                    -------------       --------------       -------------
  Net gain (loss) on
   investments                          6,382,995          (29,065,131)          1,901,928
                                    -------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,332,628         $(32,326,185)           $222,255
                                    =============       ==============       =============

(a)  Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        HARTFORD
                                   HARTFORD              GROWTH
                                    GROWTH           OPPORTUNITIES
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $160,767                 $ --
                                --------------       --------------
EXPENSES:
 Mortality and expense risk
  charges                           (2,744,514)          (2,736,429)
                                --------------       --------------
  Total expenses                    (2,744,514)          (2,736,429)
                                --------------       --------------
  Net investment income (loss)      (2,583,747)          (2,736,429)
                                --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              4,112,902             (311,950)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (18,051,950)         (12,859,644)
                                --------------       --------------
  Net gain (loss) on
   investments                     (13,939,048)         (13,171,594)
                                --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(16,522,795)        $(15,908,023)
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           HARTFORD                  HARTFORD
                                  HARTFORD            HARTFORD           INTERNATIONAL             SMALL/MID CAP
                                 HIGH YIELD             INDEX            OPPORTUNITIES                EQUITY
                                  HLS FUND            HLS FUND             HLS FUND                  HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $24,378,194          $3,629,115              $301,670                     $ --
                               --------------       -------------       ---------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                          (4,581,238)         (3,265,472)          (10,440,995)              (1,067,862)
                               --------------       -------------       ---------------            -------------
  Total expenses                   (4,581,238)         (3,265,472)          (10,440,995)              (1,067,862)
                               --------------       -------------       ---------------            -------------
  Net investment income
   (loss)                          19,796,956             363,643           (10,139,325)              (1,067,862)
                               --------------       -------------       ---------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             9,557,537           2,445,763             5,915,402                2,661,845
 Net realized gain on
  distributions                            --                  --                    --                4,622,996
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (20,114,950)         (1,529,007)         (102,512,064)              (8,466,840)
                               --------------       -------------       ---------------            -------------
  Net gain (loss) on
   investments                    (10,557,413)            916,756           (96,596,662)              (1,181,999)
                               --------------       -------------       ---------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $9,239,543          $1,280,399         $(106,735,987)             $(2,249,861)
                               ==============       =============       ===============            =============


                                  HARTFORD             HARTFORD                 HARTFORD
                                   MIDCAP            MIDCAP VALUE             MONEY MARKET
                                  HLS FUND             HLS FUND                 HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $2,025,815              $28,790                     $ --
                               --------------       --------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                          (4,183,948)          (4,421,087)              (5,788,224)
                               --------------       --------------            -------------
  Total expenses                   (4,183,948)          (4,421,087)              (5,788,224)
                               --------------       --------------            -------------
  Net investment income
   (loss)                          (2,158,133)          (4,392,297)              (5,788,224)
                               --------------       --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            18,599,668             (523,387)                      --
 Net realized gain on
  distributions                            --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (44,350,917)         (23,558,502)                      --
                               --------------       --------------            -------------
  Net gain (loss) on
   investments                    (25,751,249)         (24,081,889)                      --
                               --------------       --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(27,909,382)        $(28,474,186)             $(5,788,224)
                               ==============       ==============            =============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        HARTFORD                 HARTFORD
                                     SMALL COMPANY            SMALLCAP GROWTH
                                        HLS FUND                 HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $ --                     $ --
                                     --------------            -------------
EXPENSES:
 Mortality and expense risk
  charges                                (3,251,111)              (2,944,494)
                                     --------------            -------------
  Total expenses                         (3,251,111)              (2,944,494)
                                     --------------            -------------
  Net investment income (loss)           (3,251,111)              (2,944,494)
                                     --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  11,055,656               10,571,657
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (16,289,851)              (6,281,850)
                                     --------------            -------------
  Net gain (loss) on
   investments                           (5,234,195)               4,289,807
                                     --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(8,485,306)              $1,345,313
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD
                                  HARTFORD              U.S. GOVERNMENT         HARTFORD                   BLACKROCK
                                   STOCK                  SECURITIES             VALUE                      GLOBAL
                                  HLS FUND                 HLS FUND             HLS FUND            OPPORTUNITIES V.I. FUND
                                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $12,047,069              $10,005,117           $5,009,625                   $18,101
                               --------------            -------------       --------------               -----------
EXPENSES:
 Mortality and expense risk
  charges                         (13,514,528)              (6,184,997)          (4,908,332)                  (28,525)
                               --------------            -------------       --------------               -----------
  Total expenses                  (13,514,528)              (6,184,997)          (4,908,332)                  (28,525)
                               --------------            -------------       --------------               -----------
  Net investment income
   (loss)                          (1,467,459)               3,820,120              101,293                   (10,424)
                               --------------            -------------       --------------               -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             4,548,377               (4,390,688)           7,093,957                    10,071
 Net realized gain on
  distributions                            --                       --                   --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (24,650,356)              12,375,353          (17,507,951)                 (256,393)
                               --------------            -------------       --------------               -----------
  Net gain (loss) on
   investments                    (20,101,979)               7,984,665          (10,413,994)                 (246,322)
                               --------------            -------------       --------------               -----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(21,569,438)             $11,804,785         $(10,312,701)                $(256,746)
                               ==============            =============       ==============               ===========


                                     BLACKROCK          JENNISON 20/20
                                     LARGE CAP              FOCUS              JENNISON
                                 GROWTH V.I. FUND         PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $13,039                $ --                $ --
                                    -----------            --------            --------
EXPENSES:
 Mortality and expense risk
  charges                               (29,866)             (2,783)             (3,102)
                                    -----------            --------            --------
  Total expenses                        (29,866)             (2,783)             (3,102)
                                    -----------            --------            --------
  Net investment income
   (loss)                               (16,827)             (2,783)             (3,102)
                                    -----------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 116,383               3,704               9,561
 Net realized gain on
  distributions                           3,369                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (107,281)             (9,251)             (7,371)
                                    -----------            --------            --------
  Net gain (loss) on
   investments                           12,471              (5,547)              2,190
                                    -----------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(4,356)            $(8,330)              $(912)
                                    ===========            ========            ========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    PRUDENTIAL          PRUDENTIAL SP
                                       VALUE            INTERNATIONAL
                                     PORTFOLIO        GROWTH PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $847                 $408
                                     ---------            ---------
EXPENSES:
 Mortality and expense risk
  charges                               (2,482)              (1,958)
                                     ---------            ---------
  Total expenses                        (2,482)              (1,958)
                                     ---------            ---------
  Net investment income (loss)          (1,635)              (1,550)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (5,476)                (539)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,549)             (14,329)
                                     ---------            ---------
  Net gain (loss) on
   investments                         (11,025)             (14,868)
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(12,660)            $(16,418)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO        WELLS FARGO        WELLS FARGO         WELLS FARGO
                                 ADVANTAGE VT       ADVANTAGE VT       ADVANTAGE VT        ADVANTAGE VT
                                  INDEX ASSET       TOTAL RETURN         INTRINSIC         INTERNATIONAL
                                ALLOCATION FUND       BOND FUND         VALUE FUND          EQUITY FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $329,505           $295,460            $37,205              $33,801
                                   ---------          ---------          ---------          -----------
EXPENSES:
 Mortality and expense risk
  charges                           (193,049)          (190,892)          (121,698)            (134,435)
                                   ---------          ---------          ---------          -----------
  Total expenses                    (193,049)          (190,892)          (121,698)            (134,435)
                                   ---------          ---------          ---------          -----------
  Net investment income
   (loss)                            136,456            104,568            (84,493)            (100,634)
                                   ---------          ---------          ---------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               84,020             36,458             21,339              221,115
 Net realized gain on
  distributions                           --            439,332                 --              329,506
 Net unrealized appreciation
  (depreciation) of
  investments during the year        272,667            106,146           (169,105)          (1,487,334)
                                   ---------          ---------          ---------          -----------
  Net gain (loss) on
   investments                       356,687            581,936           (147,766)            (936,713)
                                   ---------          ---------          ---------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $493,143           $686,504          $(232,259)         $(1,037,347)
                                   =========          =========          =========          ===========

                                  WELLS FARGO                           WELLS FARGO
                                 ADVANTAGE VT        WELLS FARGO       ADVANTAGE VT        WELLS FARGO
                                   SMALL CAP        ADVANTAGE VT         SMALL CAP        ADVANTAGE VT
                                  GROWTH FUND      DISCOVERY FUND       VALUE FUND      OPPORTUNITY FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (B)
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --               $ --            $25,889            $16,991
                                   ---------          ---------          ---------          ---------
EXPENSES:
 Mortality and expense risk
  charges                            (48,316)           (14,650)           (56,210)           (36,037)
                                   ---------          ---------          ---------          ---------
  Total expenses                     (48,316)           (14,650)           (56,210)           (36,037)
                                   ---------          ---------          ---------          ---------
  Net investment income
   (loss)                            (48,316)           (14,650)           (30,321)           (19,046)
                                   ---------          ---------          ---------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               93,513             48,741            107,874           (197,745)
 Net realized gain on
  distributions                           --                 --                 --            388,337
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (211,413)           (33,140)          (343,383)          (324,348)
                                   ---------          ---------          ---------          ---------
  Net gain (loss) on
   investments                      (117,900)            15,601           (235,509)          (133,756)
                                   ---------          ---------          ---------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                      $(166,216)              $951          $(265,830)         $(152,802)
                                   =========          =========          =========          =========

(b) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      WELLS FARGO
                                     ADVANTAGE VT            HARTFORD
                                         OMEGA               ADVISERS
                                      GROWTH FUND            HLS FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(148,942)            $2,708,688
 Net realized gain (loss) on
  security transactions                    426,222            (11,679,890)
 Net realized gain on
  distributions                             72,656                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (886,050)            18,207,252
                                     -------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (536,114)             9,236,050
                                     -------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                  32,199             10,331,066
 Net transfers                            (192,130)           (59,563,565)
 Surrenders for benefit
  payments and fees                     (1,118,377)          (242,525,247)
 Other transactions                            119                 33,938
 Death benefits                           (165,201)           (58,926,627)
 Net annuity transactions                   (6,898)             1,133,810
                                     -------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,450,288)          (349,516,625)
                                     -------------       ----------------
 Net increase (decrease) in
  net assets                            (1,986,402)          (340,280,575)
NET ASSETS:
 Beginning of year                       9,435,085          2,031,008,352
                                     -------------       ----------------
 End of year                            $7,448,683         $1,690,727,777
                                     =============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD                 HARTFORD                 HARTFORD
                                     TOTAL                   CAPITAL                  DIVIDEND                    HARTFORD
                                  RETURN BOND              APPRECIATION              AND GROWTH                GLOBAL RESEARCH
                                    HLS FUND                 HLS FUND                 HLS FUND                    HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT                  SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(14,809,457)            $(21,548,407)              $8,088,521                  $(648,391)
 Net realized gain (loss) on
  security transactions                (5,937,852)              11,473,436               34,237,206                    463,595
 Net realized gain on
  distributions                                --                       --                       --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          79,012,700             (348,969,185)             (43,300,306)                (4,322,804)
                               ------------------       ------------------       ------------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                           58,265,391             (359,044,156)                (974,579)                (4,507,600)
                               ------------------       ------------------       ------------------            ---------------
UNIT TRANSACTIONS:
 Purchases                              7,287,594               13,217,067                8,610,170                    385,856
 Net transfers                         26,212,157             (148,170,056)             (19,057,854)                (1,301,736)
 Surrenders for benefit
  payments and fees                  (207,577,568)            (382,692,414)            (268,341,352)                (7,918,327)
 Other transactions                         6,193                   49,386                   25,589                      2,912
 Death benefits                       (27,201,271)             (58,546,219)             (38,761,304)                  (752,832)
 Net annuity transactions                 227,080                  331,311                   40,724                     (1,094)
                               ------------------       ------------------       ------------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (201,045,815)            (575,810,925)            (317,484,027)                (9,585,221)
                               ------------------       ------------------       ------------------            ---------------
 Net increase (decrease) in
  net assets                         (142,780,424)            (934,855,081)            (318,458,606)               (14,092,821)
NET ASSETS:
 Beginning of year                  1,211,964,268            3,265,771,044            2,007,348,404                 48,459,310
                               ------------------       ------------------       ------------------            ---------------
 End of year                       $1,069,183,844           $2,330,915,963           $1,688,889,798                $34,366,489
                               ==================       ==================       ==================            ===============

                                                                                     HARTFORD
                                       HARTFORD               HARTFORD             DISCIPLINED
                                      HEALTHCARE           GLOBAL GROWTH              EQUITY
                                       HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT (A)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,050,367)           $(3,261,054)           $(1,679,673)
 Net realized gain (loss) on
  security transactions                   1,835,021             (4,332,699)             3,185,610
 Net realized gain on
  distributions                                  --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,547,974            (24,732,432)            (1,283,682)
                                    ---------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,332,628            (32,326,185)               222,255
                                    ---------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                  340,988              1,123,414              1,397,010
 Net transfers                           (4,148,361)           (10,706,865)           (13,782,879)
 Surrenders for benefit
  payments and fees                     (10,729,768)           (35,802,395)           (47,812,321)
 Other transactions                             955                 10,105                 16,403
 Death benefits                          (1,495,062)            (3,120,548)            (6,288,210)
 Net annuity transactions                    11,091                117,655                 92,098
                                    ---------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (16,020,157)           (48,378,634)           (66,377,899)
                                    ---------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                            (10,687,529)           (80,704,819)           (66,155,644)
NET ASSETS:
 Beginning of year                       75,671,215            255,571,501            325,252,240
                                    ---------------       ----------------       ----------------
 End of year                            $64,983,686           $174,866,682           $259,096,596
                                    ===============       ================       ================

(a)  Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                     HARTFORD
                                  HARTFORD            GROWTH
                                   GROWTH          OPPORTUNITIES
                                  HLS FUND           HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(2,583,747)       $(2,736,429)
 Net realized gain (loss) on
  security transactions            4,112,902           (311,950)
 Net realized gain on
  distributions                           --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (18,051,950)       (12,859,644)
                                ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                     (16,522,795)       (15,908,023)
                                ------------       ------------
UNIT TRANSACTIONS:
 Purchases                           701,557          1,528,209
 Net transfers                    (8,396,545)        (9,588,462)
 Surrenders for benefit
  payments and fees              (32,715,687)       (25,645,208)
 Other transactions                    9,642              3,627
 Death benefits                   (2,557,113)        (3,721,732)
 Net annuity transactions             16,265            (57,312)
                                ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              (42,941,881)       (37,480,878)
                                ------------       ------------
 Net increase (decrease) in
  net assets                     (59,464,676)       (53,388,901)
NET ASSETS:
 Beginning of year               200,083,218        190,433,773
                                ------------       ------------
 End of year                    $140,618,542       $137,044,872
                                ============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       HARTFORD            HARTFORD
                                 HARTFORD           HARTFORD         INTERNATIONAL       SMALL/MID CAP
                                HIGH YIELD           INDEX           OPPORTUNITIES          EQUITY
                                 HLS FUND           HLS FUND           HLS FUND            HLS FUND
                               SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)   $19,796,956           $363,643       $(10,139,325)        $(1,067,862)
 Net realized gain (loss) on
  security transactions           9,557,537          2,445,763          5,915,402           2,661,845
 Net realized gain on
  distributions                          --                 --                 --           4,622,996
 Net unrealized appreciation
  (depreciation) of
  investments during the year   (20,114,950)        (1,529,007)      (102,512,064)         (8,466,840)
                               ------------       ------------       ------------         -----------
 Net increase (decrease) in
  net assets resulting from
  operations                      9,239,543          1,280,399       (106,735,987)         (2,249,861)
                               ------------       ------------       ------------         -----------
UNIT TRANSACTIONS:
 Purchases                        1,825,299            859,239          4,021,985             531,986
 Net transfers                    3,244,278         (9,279,528)       (17,261,885)         (2,769,202)
 Surrenders for benefit
  payments and fees             (54,097,667)       (30,271,513)      (111,401,181)        (14,062,759)
 Other transactions                   1,025             (8,426)               209              10,863
 Death benefits                  (5,591,302)        (4,524,794)       (14,085,019)           (797,601)
 Net annuity transactions           171,460            (46,160)           184,022              17,508
                               ------------       ------------       ------------         -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (54,446,907)       (43,271,182)      (138,541,869)        (17,069,205)
                               ------------       ------------       ------------         -----------
 Net increase (decrease) in
  net assets                    (45,207,364)       (41,990,783)      (245,277,856)        (19,319,066)
NET ASSETS:
 Beginning of year              315,968,729        253,408,657        807,656,024          75,290,333
                               ------------       ------------       ------------         -----------
 End of year                   $270,761,365       $211,417,874       $562,378,168         $55,971,267
                               ============       ============       ============         ===========


                                 HARTFORD           HARTFORD           HARTFORD
                                  MIDCAP          MIDCAP VALUE       MONEY MARKET
                                 HLS FUND           HLS FUND           HLS FUND
                               SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)   $(2,158,133)       $(4,392,297)       $(5,788,224)
 Net realized gain (loss) on
  security transactions          18,599,668           (523,387)                --
 Net realized gain on
  distributions                          --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year   (44,350,917)       (23,558,502)                --
                               ------------       ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  operations                    (27,909,382)       (28,474,186)        (5,788,224)
                               ------------       ------------       ------------
UNIT TRANSACTIONS:
 Purchases                          800,388          1,465,368          5,124,482
 Net transfers                  (17,276,857)       (13,442,059)       227,526,076
 Surrenders for benefit
  payments and fees             (40,017,078)       (48,396,752)      (251,827,980)
 Other transactions                   9,898             19,791             (1,070)
 Death benefits                  (7,143,518)        (5,200,676)       (14,963,649)
 Net annuity transactions           343,776             14,851            285,068
                               ------------       ------------       ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (63,283,391)       (65,539,477)       (33,857,073)
                               ------------       ------------       ------------
 Net increase (decrease) in
  net assets                    (91,192,773)       (94,013,663)       (39,645,297)
NET ASSETS:
 Beginning of year              364,143,342        338,418,389        388,344,452
                               ------------       ------------       ------------
 End of year                   $272,950,569       $244,404,726       $348,699,155
                               ============       ============       ============

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                  HARTFORD                  HARTFORD
                                               SMALL COMPANY            SMALLCAP GROWTH
                                                  HLS FUND                  HLS FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(3,251,111)              $(2,944,494)
 Net realized gain (loss) on security
  transactions                                     11,055,656                10,571,657
 Net realized gain on distributions                        --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (16,289,851)               (6,281,850)
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                        (8,485,306)                1,345,313
                                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                          1,358,555                 1,311,930
 Net transfers                                     (7,232,731)               (6,664,515)
 Surrenders for benefit payments and
  fees                                            (32,973,974)              (32,992,609)
 Other transactions                                     2,994                     9,258
 Death benefits                                    (5,196,430)               (2,498,632)
 Net annuity transactions                             (89,927)                  (32,598)
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (44,131,513)              (40,867,166)
                                               --------------            --------------
 Net increase (decrease) in net assets            (52,616,819)              (39,521,853)
NET ASSETS:
 Beginning of year                                243,386,724               199,755,911
                                               --------------            --------------
 End of year                                     $190,769,905              $160,234,058
                                               ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD
                                    HARTFORD            U.S. GOVERNMENT        HARTFORD                BLACKROCK
                                     STOCK                SECURITIES            VALUE                    GLOBAL
                                    HLS FUND               HLS FUND            HLS FUND         OPPORTUNITIES V.I. FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(1,467,459)           $3,820,120             $101,293               $(10,424)
 Net realized gain (loss) on
  security transactions               4,548,377            (4,390,688)           7,093,957                 10,071
 Net realized gain on
  distributions                              --                    --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                   (24,650,356)           12,375,353          (17,507,951)              (256,393)
                                 --------------          ------------       --------------             ----------
 Net increase (decrease) in net
  assets resulting from
  operations                        (21,569,438)           11,804,785          (10,312,701)              (256,746)
                                 --------------          ------------       --------------             ----------
UNIT TRANSACTIONS:
 Purchases                            5,115,131             2,099,781            1,561,295                  1,352
 Net transfers                      (49,457,609)              583,057          (35,504,688)              (154,678)
 Surrenders for benefit
  payments and fees                (132,404,338)          (72,646,236)         (49,803,579)              (145,540)
 Other transactions                      (4,135)                 (300)               4,552                     (3)
 Death benefits                     (23,839,181)          (10,171,715)          (6,980,692)                (8,023)
 Net annuity transactions               108,962               289,350             (134,018)                    --
                                 --------------          ------------       --------------             ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                     (200,481,170)          (79,846,063)         (90,857,130)              (306,892)
                                 --------------          ------------       --------------             ----------
 Net increase (decrease) in net
  assets                           (222,050,608)          (68,041,278)        (101,169,831)              (563,638)
NET ASSETS:
 Beginning of year                1,089,237,792           424,936,371          390,894,357              1,958,360
                                 --------------          ------------       --------------             ----------
 End of year                       $867,187,184          $356,895,093         $289,724,526             $1,394,722
                                 ==============          ============       ==============             ==========


                                     BLACKROCK        JENNISON 20/20
                                     LARGE CAP            FOCUS            JENNISON
                                  GROWTH V.I. FUND      PORTFOLIO          PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(16,827)          $(2,783)          $(3,102)
 Net realized gain (loss) on
  security transactions                 116,383             3,704             9,561
 Net realized gain on
  distributions                           3,369                --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      (107,281)           (9,251)           (7,371)
                                     ----------          --------          --------
 Net increase (decrease) in net
  assets resulting from
  operations                             (4,356)           (8,330)             (912)
                                     ----------          --------          --------
UNIT TRANSACTIONS:
 Purchases                                   --                --                --
 Net transfers                         (234,080)          (21,313)               --
 Surrenders for benefit
  payments and fees                    (129,885)           (4,361)          (39,422)
 Other transactions                        (157)               --                 1
 Death benefits                         (13,759)               --                --
 Net annuity transactions                    --                --                --
                                     ----------          --------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (377,881)          (25,674)          (39,421)
                                     ----------          --------          --------
 Net increase (decrease) in net
  assets                               (382,237)          (34,004)          (40,333)
NET ASSETS:
 Beginning of year                    1,810,050           157,389           195,318
                                     ----------          --------          --------
 End of year                         $1,427,813          $123,385          $154,985
                                     ==========          ========          ========

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          PRUDENTIAL          PRUDENTIAL SP
                                            VALUE             INTERNATIONAL
                                          PORTFOLIO          GROWTH PORTFOLIO
                                         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(1,635)              $(1,550)
 Net realized gain (loss) on
  security transactions                       (5,476)                 (539)
 Net realized gain on
  distributions                                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 (5,549)              (14,329)
                                          ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                 (12,660)              (16,418)
                                          ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                        --                    --
 Net transfers                                    46               (35,748)
 Surrenders for benefit
  payments and fees                           (6,569)              (14,469)
 Other transactions                               --                    --
 Death benefits                              (16,995)                   --
 Net annuity transactions                         --                    --
                                          ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          (23,518)              (50,217)
                                          ----------            ----------
 Net increase (decrease) in
  net assets                                 (36,178)              (66,635)
NET ASSETS:
 Beginning of year                           170,822               141,602
                                          ----------            ----------
 End of year                                $134,644               $74,967
                                          ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO              WELLS FARGO              WELLS FARGO              WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                     INDEX ASSET             TOTAL RETURN               INTRINSIC              INTERNATIONAL
                                   ALLOCATION FUND             BOND FUND               VALUE FUND               EQUITY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $136,456                 $104,568                 $(84,493)               $(100,634)
 Net realized gain (loss) on
  security transactions                    84,020                   36,458                   21,339                  221,115
 Net realized gain on
  distributions                                --                  439,332                       --                  329,506
 Net unrealized appreciation
  (depreciation) of
  investments during the year             272,667                  106,146                 (169,105)              (1,487,334)
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              493,143                  686,504                 (232,259)              (1,037,347)
                                    -------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  8,929                   11,389                   13,388                   13,166
 Net transfers                           (402,432)                  91,221                 (244,165)                 223,729
 Surrenders for benefit
  payments and fees                    (1,157,133)              (1,451,777)                (809,746)              (1,664,909)
 Other transactions                           100                      982                      114                   (7,954)
 Death benefits                          (199,935)                (681,810)                (137,766)                (193,880)
 Net annuity transactions                  (8,660)                      --                  (11,198)                      --
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,759,131)              (2,029,995)              (1,189,373)              (1,629,848)
                                    -------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (1,265,988)              (1,343,491)              (1,421,632)              (2,667,195)
NET ASSETS:
 Beginning of year                     11,521,905               11,182,472                7,576,593                8,816,160
                                    -------------            -------------            -------------            -------------
 End of year                          $10,255,917               $9,838,981               $6,154,961               $6,148,965
                                    =============            =============            =============            =============

                                    WELLS FARGO                                     WELLS FARGO
                                    ADVANTAGE VT            WELLS FARGO            ADVANTAGE VT             WELLS FARGO
                                     SMALL CAP             ADVANTAGE VT              SMALL CAP              ADVANTAGE VT
                                    GROWTH FUND           DISCOVERY FUND            VALUE FUND            OPPORTUNITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (B)
-----------------------------  ----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(48,316)              $(14,650)                $(30,321)               $(19,046)
 Net realized gain (loss) on
  security transactions                   93,513                 48,741                  107,874                (197,745)
 Net realized gain on
  distributions                               --                     --                       --                 388,337
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (211,413)               (33,140)                (343,383)               (324,348)
                                    ------------            -----------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (166,216)                   951                 (265,830)               (152,802)
                                    ------------            -----------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 2,199                     --                      990                     960
 Net transfers                          (244,298)               (35,023)                (134,006)                 19,734
 Surrenders for benefit
  payments and fees                     (437,336)              (134,660)                (613,278)               (223,069)
 Other transactions                          (12)                     1                       (1)                     --
 Death benefits                          (33,047)                    --                  (43,463)                (56,294)
 Net annuity transactions                   (111)                    --                       --                    (679)
                                    ------------            -----------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (712,605)              (169,682)                (789,758)               (259,348)
                                    ------------            -----------            -------------            ------------
 Net increase (decrease) in
  net assets                            (878,821)              (168,731)              (1,055,588)               (412,150)
NET ASSETS:
 Beginning of year                     3,255,785                935,514                3,673,968               2,248,107
                                    ------------            -----------            -------------            ------------
 End of year                          $2,376,964               $766,783               $2,618,380              $1,835,957
                                    ============            ===========            =============            ============

(b) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               WELLS FARGO
                                     EVERGREEN VA             ADVANTAGE VT
                                  DIVERSIFIED CAPITAL             OMEGA
                                     BUILDER FUND              GROWTH FUND
                                    SUB-ACCOUNT (A)        SUB-ACCOUNT (B)(C)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $12,345                 $(86,952)
 Net realized gain (loss) on
  security transactions                   (171,895)                 204,456
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              202,588                1,010,686
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                43,038                1,128,190
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                      --                   29,116
 Net transfers                          (1,123,948)                (321,419)
 Surrenders for benefit
  payments and fees                        (92,456)              (1,612,242)
 Other                                          --                       --
 Net annuity transactions                       --                   (6,446)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,216,404)              (1,910,991)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,173,366)                (782,801)
NET ASSETS:
 Beginning of year                       1,173,366               10,217,886
                                     -------------            -------------
 End of year                                  $ --               $9,435,085
                                     =============            =============

(a) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(b) Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(c) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD               HARTFORD               HARTFORD
                                   HARTFORD                TOTAL                 CAPITAL                DIVIDEND
                                   ADVISERS             RETURN BOND            APPRECIATION            AND GROWTH
                                   HLS FUND               HLS FUND               HLS FUND               HLS FUND
                               SUB-ACCOUNT (D)          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(981,773)           $31,066,198           $(23,815,083)            $7,201,828
 Net realized gain (loss) on
  security transactions             (51,723,439)            (2,046,570)           (97,151,248)           (12,202,667)
 Net realized gain on
  distributions                              --                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       251,628,336             43,596,957            551,020,710            216,983,295
                               ----------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                        198,923,124             72,616,585            430,054,379            211,982,456
                               ----------------       ----------------       ----------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           11,408,175              7,577,218             13,416,650              9,832,848
 Net transfers                      (83,953,854)            88,249,222           (128,196,439)           (43,059,212)
 Surrenders for benefit
  payments and fees                (315,063,910)          (226,350,998)          (435,283,304)          (289,876,805)
 Other                                       18                     54                     88                    365
 Net annuity transactions               879,815                (19,617)              (157,043)               947,301
                               ----------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (386,729,756)          (130,544,121)          (550,220,048)          (322,155,503)
                               ----------------       ----------------       ----------------       ----------------
 Net increase (decrease) in
  net assets                       (187,806,632)           (57,927,536)          (120,165,669)          (110,173,047)
NET ASSETS:
 Beginning of year                2,218,814,984          1,269,891,804          3,385,936,713          2,117,521,451
                               ----------------       ----------------       ----------------       ----------------
 End of year                     $2,031,008,352         $1,211,964,268         $3,265,771,044         $2,007,348,404
                               ================       ================       ================       ================


                                      HARTFORD             HARTFORD             HARTFORD
                                   GLOBAL RESEARCH      GLOBAL HEALTH        GLOBAL GROWTH
                                      HLS FUND             HLS FUND             HLS FUND
                                   SUB-ACCOUNT (E)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(207,706)         $(1,103,071)         $(3,193,249)
 Net realized gain (loss) on
  security transactions                  (124,907)            (432,927)         (12,794,382)
 Net realized gain on
  distributions                                --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,213,727            5,576,521           43,976,763
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,881,114            4,040,523           27,989,132
                                    -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                                277,347              309,411            1,339,864
 Net transfers                          1,699,823           (4,738,877)          (9,139,585)
 Surrenders for benefit
  payments and fees                    (7,487,022)         (12,510,831)         (34,636,349)
 Other                                         --                   --                   --
 Net annuity transactions                  11,545               43,444             (105,804)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,498,307)         (16,896,853)         (42,541,874)
                                    -------------       --------------       --------------
 Net increase (decrease) in
  net assets                              382,807          (12,856,330)         (14,552,742)
NET ASSETS:
 Beginning of year                     48,076,503           88,527,545          270,124,243
                                    -------------       --------------       --------------
 End of year                          $48,459,310          $75,671,215         $255,571,501
                                    =============       ==============       ==============

(d) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

(e)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   HARTFORD
                                 DISCIPLINED                 HARTFORD
                                    EQUITY                    GROWTH
                                   HLS FUND                  HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT (F)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,222,754)              $(2,697,483)
 Net realized gain (loss) on
  security transactions             (6,403,943)               (5,023,547)
 Net realized gain on
  distributions                             --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       44,001,472                37,460,728
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        36,374,775                29,739,698
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           1,666,034                   900,059
 Net transfers                      (8,668,118)               (5,704,427)
 Surrenders for benefit
  payments and fees                (48,083,144)              (28,992,015)
 Other                                      --                        --
 Net annuity transactions              120,812                   (41,706)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (54,964,416)              (33,838,089)
                                --------------            --------------
 Net increase (decrease) in
  net assets                       (18,589,641)               (4,098,391)
NET ASSETS:
 Beginning of year                 343,841,881               204,181,609
                                --------------            --------------
 End of year                      $325,252,240              $200,083,218
                                ==============            ==============

(f) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                                                            HARTFORD
                                   GROWTH              HARTFORD             HARTFORD                INTERNATIONAL
                               OPPORTUNITIES          HIGH YIELD             INDEX                  OPPORTUNITIES
                                  HLS FUND             HLS FUND             HLS FUND                  HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT (G)(H)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(2,897,703)         $(2,745,518)            $493,572                $(1,602,710)
 Net realized gain (loss) on
  security transactions           (11,644,972)           8,109,425             (999,266)               (98,079,797)
 Net realized gain on
  distributions                            --                   --                   --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      40,561,194           35,334,226           30,758,274                190,591,349
                               --------------       --------------       --------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       26,018,519           40,698,133           30,252,580                 90,908,842
                               --------------       --------------       --------------            ---------------
UNIT TRANSACTIONS:
 Purchases                          1,229,365            1,650,530            1,131,861                  4,708,663
 Net transfers                    (17,695,159)          11,391,992           (8,759,622)               (35,571,862)
 Surrenders for benefit
  payments and fees               (26,548,423)         (57,542,389)         (36,725,999)              (112,396,160)
 Other                                     --                   --                   --                        134
 Net annuity transactions              21,179               (2,735)             117,291                   (121,520)
                               --------------       --------------       --------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (42,993,038)         (44,502,602)         (44,236,469)              (143,380,745)
                               --------------       --------------       --------------            ---------------
 Net increase (decrease) in
  net assets                      (16,974,519)          (3,804,469)         (13,983,889)               (52,471,903)
NET ASSETS:
 Beginning of year                207,408,292          319,773,198          267,392,546                860,127,927
                               --------------       --------------       --------------            ---------------
 End of year                     $190,433,773         $315,968,729         $253,408,657               $807,656,024
                               ==============       ==============       ==============            ===============

                                      HARTFORD
                                    SMALL/MID CAP          HARTFORD                  HARTFORD
                                       EQUITY               MIDCAP                 MIDCAP VALUE
                                      HLS FUND             HLS FUND                  HLS FUND
                                   SUB-ACCOUNT (I)       SUB-ACCOUNT             SUB-ACCOUNT (J)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(528,234)         $(3,704,641)              $(3,010,951)
 Net realized gain (loss) on
  security transactions                  (147,123)          13,799,971                (8,010,877)
 Net realized gain on
  distributions                                --                   --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          13,506,966           59,053,531                74,906,832
                                    -------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           12,831,609           69,148,861                63,885,004
                                    -------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                594,792              974,765                   878,155
 Net transfers                         21,778,134          (20,814,919)                9,255,061
 Surrenders for benefit
  payments and fees                    (9,561,435)         (45,298,544)              (46,337,665)
 Other                                         --                   --                        --
 Net annuity transactions                 (14,201)            (156,801)                   (8,301)
                                    -------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    12,797,290          (65,295,499)              (36,212,750)
                                    -------------       --------------            --------------
 Net increase (decrease) in
  net assets                           25,628,899            3,853,362                27,672,254
NET ASSETS:
 Beginning of year                     49,661,434          360,289,980               310,746,135
                                    -------------       --------------            --------------
 End of year                          $75,290,333         $364,143,342              $338,418,389
                                    =============       ==============            ==============

(g) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(h) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(i)  Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

(j) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  HARTFORD              HARTFORD
                                MONEY MARKET         SMALL COMPANY
                                  HLS FUND              HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(7,245,013)          $(3,242,979)
 Net realized gain (loss) on
  security transactions                   (1)            2,093,309
 Net realized gain on
  distributions                           --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              1            47,558,869
                                ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (7,245,013)           46,409,199
                                ------------          ------------
UNIT TRANSACTIONS:
 Purchases                         5,627,472               707,302
 Net transfers                   119,230,217           (13,525,336)
 Surrenders for benefit
  payments and fees             (287,689,616)          (33,161,100)
 Other                                    --                    --
 Net annuity transactions            141,361               104,469
                                ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (162,690,566)          (45,874,665)
                                ------------          ------------
 Net increase (decrease) in
  net assets                    (169,935,579)              534,534
NET ASSETS:
 Beginning of year               558,280,031           242,852,190
                                ------------          ------------
 End of year                    $388,344,452          $243,386,724
                                ============          ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            HARTFORD
                                  HARTFORD           HARTFORD           U.S. GOVERNMENT           HARTFORD
                              SMALLCAP GROWTH         STOCK                SECURITIES              VALUE
                                  HLS FUND           HLS FUND               HLS FUND              HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (K)(L)
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                         $(2,799,252)        $(3,409,942)          $12,861,554              $(99,937)
 Net realized gain (loss)
  on security transactions          (387,828)        (19,142,001)           (2,239,693)          (24,686,890)
 Net realized gain on
  distributions                           --                  --                    --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            55,417,379         153,277,573               208,661            68,045,587
                                ------------      --------------          ------------          ------------
 Net increase (decrease)
  in net assets resulting
  from operations                 52,230,299         130,725,630            10,830,522            43,258,760
                                ------------      --------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                         1,200,364           5,161,283             2,507,444             2,186,268
 Net transfers                      (212,660)        (57,213,711)           10,536,794           (13,136,743)
 Surrenders for benefit
  payments and fees              (24,971,455)       (146,487,420)          (91,371,963)          (60,811,787)
 Other                                    --                 (20)                   --                    --
 Net annuity transactions           (139,621)            285,269               (51,866)               81,933
                                ------------      --------------          ------------          ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions         (24,123,372)       (198,254,599)          (78,379,591)          (71,680,329)
                                ------------      --------------          ------------          ------------
 Net increase (decrease)
  in net assets                   28,106,927         (67,528,969)          (67,549,069)          (28,421,569)
NET ASSETS:
 Beginning of year               171,648,984       1,156,766,761           492,485,440           419,315,926
                                ------------      --------------          ------------          ------------
 End of year                    $199,755,911      $1,089,237,792          $424,936,371          $390,894,357
                                ============      ==============          ============          ============


                                   BLACKROCK              BLACKROCK        JENNISON 20/20
                                     GLOBAL               LARGE CAP            FOCUS            JENNISON
                            OPPORTUNITIES V.I. FUND    GROWTH V.I. FUND      PORTFOLIO         PORTFOLIO
                                SUB-ACCOUNT (M)          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(12,609)              $(11,418)          $(3,101)          $(3,175)
 Net realized gain (loss)
  on security transactions             36,503                 23,167            19,085             3,859
 Net realized gain on
  distributions                            --                     --                --                --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                134,464                232,514           (10,008)           15,854
                                   ----------             ----------          --------          --------
 Net increase (decrease)
  in net assets resulting
  from operations                     158,358                244,263             5,976            16,538
                                   ----------             ----------          --------          --------
UNIT TRANSACTIONS:
 Purchases                              2,223                  2,871                --                --
 Net transfers                        246,433                 (7,549)           (5,527)          (16,424)
 Surrenders for benefit
  payments and fees                  (182,352)              (411,214)          (43,382)           (7,047)
 Other                                     --                     --                --                --
 Net annuity transactions                  --                     --                --                --
                                   ----------             ----------          --------          --------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               66,304               (415,892)          (48,909)          (23,471)
                                   ----------             ----------          --------          --------
 Net increase (decrease)
  in net assets                       224,662               (171,629)          (42,933)           (6,933)
NET ASSETS:
 Beginning of year                  1,733,698              1,981,679           200,322           202,251
                                   ----------             ----------          --------          --------
 End of year                       $1,958,360             $1,810,050          $157,389          $195,318
                                   ==========             ==========          ========          ========

(k) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(l) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(m) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     PRUDENTIAL          PRUDENTIAL SP
                                       VALUE             INTERNATIONAL
                                     PORTFOLIO          GROWTH PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,026)                $(871)
 Net realized gain (loss) on
  security transactions                  (5,920)               (2,835)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            25,690                16,242
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,744                12,536
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    --
 Net transfers                          (18,787)               29,388
 Surrenders for benefit
  payments and fees                     (12,299)              (15,989)
 Other                                       --                    --
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (31,086)               13,399
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (13,342)               25,935
NET ASSETS:
 Beginning of year                      184,164               115,667
                                     ----------            ----------
 End of year                           $170,822              $141,602
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO            WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT
                                    INDEX ASSET           TOTAL RETURN             INTRINSIC            INTERNATIONAL
                                  ALLOCATION FUND           BOND FUND             VALUE FUND             EQUITY FUND
                                  SUB-ACCOUNT (N)          SUB-ACCOUNT        SUB-ACCOUNT (O)(P)     SUB-ACCOUNT (Q)(R)
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(381)              $191,267               $(66,881)              $(81,879)
 Net realized gain (loss) on
  security transactions                 (138,795)                22,354                 46,882             (2,983,254)
 Net realized gain on
  distributions                               --                316,197                     --                146,180
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,365,751                 58,203                851,038              3,991,692
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,226,575                588,021                831,039              1,072,739
                                   -------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                55,386                  4,338                 12,757                  3,060
 Net transfers                            54,728              1,784,015               (256,001)                49,001
 Surrenders for benefit
  payments and fees                   (2,467,908)            (2,326,201)            (1,254,798)            (1,699,023)
 Other                                        --                     --                     --                     --
 Net annuity transactions                (13,110)                    --                (10,730)                    --
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,370,904)              (537,848)            (1,508,772)            (1,646,962)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets                          (1,144,329)                50,173               (677,733)              (574,223)
NET ASSETS:
 Beginning of year                    12,666,234             11,132,299              8,254,326              9,390,383
                                   -------------          -------------          -------------          -------------
 End of year                         $11,521,905            $11,182,472             $7,576,593             $8,816,160
                                   =============          =============          =============          =============

                                    WELLS FARGO           WELLS FARGO                               WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT         WELLS FARGO          ADVANTAGE VT
                                       MONEY               SMALL CAP           ADVANTAGE VT          SMALL CAP
                                    MARKET FUND           GROWTH FUND         DISCOVERY FUND         VALUE FUND
                                  SUB-ACCOUNT (S)       SUB-ACCOUNT (T)        SUB-ACCOUNT       SUB-ACCOUNT (U)(V)
-----------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(29,425)             $(56,013)           $(10,716)             $(53,406)
 Net realized gain (loss) on
  security transactions                       --               (61,135)              9,909              (571,575)
 Net realized gain on
  distributions                               --                    --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 --               815,791             210,242             1,199,508
                                   -------------          ------------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (29,425)              698,643             209,435               574,527
                                   -------------          ------------          ----------          ------------
UNIT TRANSACTIONS:
 Purchases                                    72                 2,847              33,600                 1,470
 Net transfers                        (4,432,327)             (105,851)            240,200              (265,817)
 Surrenders for benefit
  payments and fees                     (966,038)             (620,894)            (53,407)             (678,703)
 Other                                        --                    --                  --                    --
 Net annuity transactions                     --                  (104)                 --                    --
                                   -------------          ------------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (5,398,293)             (724,002)            220,393              (943,050)
                                   -------------          ------------          ----------          ------------
 Net increase (decrease) in
  net assets                          (5,427,718)              (25,359)            429,828              (368,523)
NET ASSETS:
 Beginning of year                     5,427,718             3,281,144             505,686             4,042,491
                                   -------------          ------------          ----------          ------------
 End of year                                $ --            $3,255,785            $935,514            $3,673,968
                                   =============          ============          ==========          ============

(n) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(o) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(p) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(q) Formerly Evergreen VA International Equity Fund. Change effective July 16, 2010.

(r) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(s) Effective May 1, 2010 Wells Fargo Advantage VT Money Market Fund was liquidated.

(t) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

(u) Effective July 16, 2010 Evergreen VA Special Values Fund merged with Wells Fargo Advantage VT Small Cap Value Fund.

(v) Formerly Wells Fargo Advantage VT Small/Mid Cap Value Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            WELLS FARGO
                                    WELLS FARGO             ADVANTAGE VT
                                    ADVANTAGE VT                CORE
                                  OPPORTUNITY FUND          EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (R)(W)(X)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,254)                $(18,460)
 Net realized gain (loss) on
  security transactions                  (9,610)                  20,828
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           105,944                  179,330
                                     ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             92,080                  181,698
                                     ----------             ------------
UNIT TRANSACTIONS:
 Purchases                               35,330                       --
 Net transfers                           21,999                   18,023
 Surrenders for benefit
  payments and fees                     (43,035)                (688,192)
 Other                                       --                       --
 Net annuity transactions                    --                     (646)
                                     ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      14,294                 (670,815)
                                     ----------             ------------
 Net increase (decrease) in
  net assets                            106,374                 (489,117)
NET ASSETS:
 Beginning of year                      413,980                2,216,870
                                     ----------             ------------
 End of year                           $520,354               $1,727,753
                                     ==========             ============

(r)  Funded as of July 16, 2010.

(w) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Core Fund merged with Wells Fargo Advantage VT Core Equity Fund.

(x) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account One (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the Wells Fargo Advantage VT Omega Growth Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund (formerly Hartford Global Health HLS Fund), Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential SP International Growth Portfolio, Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund (merged with the Wells Fargo Advantage VT Core Equity Fund).

    During 2010 the following Sub-Accounts were liquidated: Evergreen VA Diversified Capital Builder Fund, and Wells Fargo Advantage VT Money Market Fund.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

-------------------------------------------------------------------------------

       e) SUBSEQUENT EVENTS -- On March 21, 2012, Hartford Financial Services Group, Inc. ("HFSG"), the ultimate parent of the Sponsor Company, announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, HFSG will cease selling its individual annuity products effective April 27, 2012. In addition, HFSG is pursuing sales or other strategic alternatives for its individual life, Woodbury Financial Services and retirement plans businesses.

       Management has evaluated events subsequent to December 31, 2011 and through the financial statement issuance date of April 13, 2012, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

       f) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined according to certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       g) FAIR VALUE MEASUREMENTS -- The Sub-Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2011. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2011, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2011.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       i) ADOPTION OF NEW ACCOUNTING STANDARDS -- In May 2011, the Financial Accounting Standards Board issued a standard clarifying how to measure fair value in order to ensure that fair value has the same meaning in U.S. GAAP and in International Financial Reporting Standards and that their respective fair value measurement and disclosure requirements are the same (except for minor differences in wording and style). This standard will be effective for the Account beginning January 1, 2012. Management is currently evaluating the impact of this guidance on the Account's financial statements for the year ended December 31, 2012.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, described as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.50% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be deducted, by the Sponsor Company, from the Sub-Account's net assets each contract year. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       c) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Wells Fargo Advantage VT Omega Growth Fund              $628,283      $2,154,858
Hartford Advisers HLS Fund                            54,925,927     401,734,009
Hartford Total Return Bond HLS Fund                  106,776,524     322,631,843
Hartford Capital Appreciation HLS Fund                70,749,730     668,109,198
Hartford Dividend and Growth HLS Fund                 99,934,192     409,329,433
Hartford Global Research HLS Fund                      5,668,418      15,902,027
Hartford Healthcare HLS Fund*                          1,538,348      18,608,876
Hartford Global Growth HLS Fund                       13,349,359      64,989,036
Hartford Disciplined Equity HLS Fund                  20,378,666      88,436,235
Hartford Growth HLS Fund                              18,394,811      63,920,402
Hartford Growth Opportunities HLS Fund                18,050,826      58,268,101
Hartford High Yield HLS Fund                          81,064,597     115,714,553
Hartford Index HLS Fund                               12,649,313      55,556,844
Hartford International Opportunities HLS Fund         44,383,992     193,065,259
Hartford Small/Mid Cap Equity HLS Fund                24,365,716      37,879,782
Hartford MidCap HLS Fund                               2,389,329      67,830,845
Hartford MidCap Value HLS Fund                        18,642,291      88,574,076
Hartford Money Market HLS Fund                       292,302,605     331,947,825
Hartford Small Company HLS Fund                       20,172,423      67,555,055
Hartford SmallCap Growth HLS Fund                     40,050,806      83,862,449
Hartford Stock HLS Fund                               30,944,625     232,893,243
Hartford U.S. Government Securities HLS Fund          76,403,327     152,429,162
Hartford Value HLS Fund                               18,303,073     109,058,861
BlackRock Global Opportunities V.I. Fund                 121,004         438,322
BlackRock Large Cap Growth V.I. Fund                     199,841         591,181
Jennison 20/20 Focus Portfolio                             2,749          31,205
Jennison Portfolio                                             1          42,524
Prudential Value Portfolio                                 1,173          26,326
Prudential SP International Growth Portfolio                 408          52,175
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                    719,224       2,341,902
Wells Fargo Advantage VT Total Return Bond Fund        1,897,536       3,382,974
Wells Fargo Advantage VT Intrinsic Value Fund            288,425       1,562,286
Wells Fargo Advantage VT International Equity
 Fund                                                  1,239,136       2,639,706

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Growth Fund          $143,724        $904,645
Wells Fargo Advantage VT Discovery Fund                  107,664         291,996
Wells Fargo Advantage VT Small Cap Value Fund            203,170       1,023,249
Wells Fargo Advantage VT Opportunity Fund*             1,889,099       1,779,155

*   See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Wells Fargo Advantage VT
 Omega Growth Fund                   195,290        419,025        (223,735)
Hartford Advisers HLS Fund        21,249,701    171,002,979    (149,753,278)
Hartford Total Return Bond
 HLS Fund                         49,279,191    149,430,065    (100,150,874)
Hartford Capital Appreciation
 HLS Fund                         25,895,903    190,110,859    (164,214,956)
Hartford Dividend and Growth
 HLS Fund                         38,332,279    181,958,993    (143,626,714)
Hartford Global Research HLS
 Fund                                585,010      1,594,092      (1,009,082)
Hartford Healthcare HLS Fund*        522,517      7,883,856      (7,361,339)
Hartford Global Growth HLS
 Fund                             10,269,905     48,202,361     (37,932,456)
Hartford Disciplined Equity
 HLS Fund                         12,228,775     73,132,294     (60,903,519)
Hartford Growth HLS Fund          13,414,881     45,989,858     (32,574,977)
Hartford Growth Opportunities
 HLS Fund                         10,099,711     34,294,932     (24,195,221)
Hartford High Yield HLS Fund      29,342,235     61,670,405     (32,328,170)
Hartford Index HLS Fund            6,609,041     28,976,975     (22,367,934)
Hartford International
 Opportunities HLS Fund           32,093,563    114,220,600     (82,127,037)
Hartford Small/Mid Cap Equity
 HLS Fund                          1,859,910      3,555,041      (1,695,131)
Hartford MidCap HLS Fund             304,421     16,104,300     (15,799,879)
Hartford MidCap Value HLS
 Fund                             10,672,628     48,937,659     (38,265,031)
Hartford Money Market HLS
 Fund                            226,674,790    251,246,345     (24,571,555)
Hartford Small Company HLS
 Fund                             12,235,171     37,374,824     (25,139,653)
Hartford SmallCap Growth HLS
 Fund                             23,738,271     49,771,939     (26,033,668)
Hartford Stock HLS Fund           16,697,520    116,798,172    (100,100,652)
Hartford U.S. Government
 Securities HLS Fund              56,204,310    126,474,365     (70,270,055)
Hartford Value HLS Fund           10,870,431     81,471,656     (70,601,225)
BlackRock Global
 Opportunities V.I. Fund              79,355        361,469        (282,114)
BlackRock Large Cap Growth
 V.I. Fund                           159,671        550,959        (391,288)
Jennison 20/20 Focus
 Portfolio                             1,938         19,777         (17,839)
Jennison Portfolio                        --         23,132         (23,132)
Prudential Value Portfolio               298         20,938         (20,640)
Prudential SP International
 Growth Portfolio                         --         51,923         (51,923)
Wells Fargo Advantage VT
 Index Asset Allocation Fund         330,370      1,752,550      (1,422,180)
Wells Fargo Advantage VT
 Total Return Bond Fund              818,840      2,176,615      (1,357,775)
Wells Fargo Advantage VT
 Intrinsic Value Fund                233,825      1,277,978      (1,044,153)
Wells Fargo Advantage VT
 International Equity Fund           382,096      1,278,119        (896,023)
Wells Fargo Advantage VT
 Small Cap Growth Fund                92,083        458,421        (366,338)
Wells Fargo Advantage VT
 Discovery Fund                        7,207         17,593         (10,386)
Wells Fargo Advantage VT
 Small Cap Value Fund                 15,435         80,741         (65,306)
Wells Fargo Advantage VT
 Opportunity Fund*                   185,669      1,000,032        (814,363)

*   See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Wells Fargo Advantage VT
 Omega Growth Fund                 1,147,290     10,250,344      (9,103,054)
Hartford Advisers HLS Fund        94,021,134    293,334,948    (199,313,814)
Hartford Total Return Bond
 HLS Fund                         69,119,101    145,634,376     (76,515,275)
Hartford Capital Appreciation
 HLS Fund                         43,045,562    208,441,915    (165,396,353)
Hartford Dividend and Growth
 HLS Fund                         42,805,108    203,218,664    (160,413,556)
Hartford Global Research HLS
 Fund                              1,126,909      1,786,843        (659,934)
Hartford Global Health HLS
 Fund                              1,090,599      9,964,069      (8,873,470)
Hartford Global Growth HLS
 Fund                             14,972,160     54,858,240     (39,886,080)
Hartford Disciplined Equity
 HLS Fund                         17,028,775     77,673,909     (60,645,134)
Hartford Growth HLS Fund          56,282,006     89,420,544     (33,138,538)
Hartford Growth Opportunities
 HLS Fund                         10,779,450     44,227,232     (33,447,782)
Hartford High Yield HLS Fund      40,449,250     72,954,900     (32,505,650)
Hartford Index HLS Fund           11,212,399     33,961,441     (22,749,042)
Hartford International
 Opportunities HLS Fund          234,525,446    367,708,121    (133,182,675)
Hartford Small/Mid Cap Equity
 HLS Fund                          4,259,544      2,945,945       1,313,599
Hartford MidCap HLS Fund             371,295     18,793,657     (18,422,362)
Hartford MidCap Value HLS
 Fund                             33,684,462     51,611,366     (17,926,904)
Hartford Money Market HLS
 Fund                            163,428,206    285,915,741    (122,487,535)
Hartford Small Company HLS
 Fund                             12,163,729     44,674,379     (32,510,650)
Hartford SmallCap Growth HLS
 Fund                             22,670,811     46,723,083     (24,052,272)
Hartford Stock HLS Fund           27,811,756    127,752,469     (99,940,713)
Hartford U.S. Government
 Securities HLS Fund              69,279,634    137,970,790     (68,691,156)
Hartford Value HLS Fund          278,886,822    324,115,590     (45,228,768)
BlackRock Global
 Opportunities V.I. Fund             395,986        380,917          15,069
BlackRock Large Cap Growth
 V.I. Fund                           157,382        632,620        (475,238)
Jennison 20/20 Focus
 Portfolio                             1,469         50,887         (49,418)
Jennison Portfolio                       168         30,777         (30,609)
Prudential Value Portfolio               708         29,187         (28,479)
Prudential SP International
 Growth Portfolio                     31,049         18,226          12,823
Wells Fargo Advantage VT
 Index Asset Allocation Fund       1,058,944      3,174,846      (2,115,902)
Wells Fargo Advantage VT
 Total Return Bond Fund            2,295,899      2,681,040        (385,141)
Wells Fargo Advantage VT
 Intrinsic Value Fund              2,028,732      3,470,000      (1,441,268)
Wells Fargo Advantage VT
 International Equity Fund         6,265,304     11,858,999      (5,593,695)
Wells Fargo Advantage VT
 Small Cap Growth Fund               342,165      1,617,757      (1,275,592)
Wells Fargo Advantage VT
 Discovery Fund                       27,564         10,297          17,267
Wells Fargo Advantage VT
 Small Cap Value Fund                465,802      2,657,768      (2,191,966)
Wells Fargo Advantage VT
 Opportunity Fund                     10,150          8,738           1,412
Wells Fargo Advantage VT Core
 Equity Fund                         442,073      1,461,646      (1,019,573)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, net assets, expense ratios, investment income ratios, and total return representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units, as of and for the year ended December 31, 2011. A Sub-Account could invest in multiple share classes, thus resulting in a specific unit value being outside of the range below. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                     UNIT
                                                                  FAIR VALUE
SUB-ACCOUNT                            UNITS                 LOWEST TO HIGHEST #                NET ASSETS
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                                  1,945,912      $11.788274      to      $16.176593           $7,448,683
 2010                                  2,169,647        1.140106      to       17.498719            9,435,085
 2009                                  1,810,913        0.963698      to       14.954691            1,343,917
 2008                                  2,213,437        0.492323      to        0.668769            1,160,213
 2007                                  2,730,583        0.694724      to        0.931531            1,985,575
HARTFORD ADVISERS HLS FUND
 2011                                665,510,176        1.259611      to       14.276884        1,690,727,777
 2010                                815,263,454        1.241620      to       14.303752        2,031,008,352
 2009                                920,412,313        1.111688      to       13.117789        2,077,937,498
 2008                              1,109,362,452        0.805751      to        0.856668        1,962,158,665
 2007                              1,425,116,106        1.206763      to        1.258189        3,719,956,562
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                                457,697,610        1.721013      to       12.567872        1,069,183,844
 2010                                557,848,484        1.615001      to       12.049925        1,211,964,268
 2009                                634,363,759        1.508171      to       11.497285        1,269,891,804
 2008                                659,596,000        1.285266      to        1.316589        1,157,186,897
 2007                                806,682,983        1.427293      to        1.430981        1,536,182,708
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                                652,417,123        1.501135      to       14.540101        2,330,915,963
 2010                                816,632,079        1.701179      to       16.836458        3,265,771,044
 2009                                982,028,432        1.466084      to       14.824672        3,385,936,713
 2008                              1,140,263,303        1.010492      to        1.352692        2,763,256,682
 2007                              1,396,112,410        1.864788      to        2.550705        6,247,094,320
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                                727,801,665        1.496583      to       13.696281        1,688,889,798
 2010                                871,428,379        1.483045      to       13.796476        2,007,348,404
 2009                              1,031,841,935        1.315286      to       12.531544        2,117,521,451
 2008                              1,213,832,215        1.045601      to        1.059185        2,036,399,163
 2007                              1,509,019,621        1.573866      to        1.584338        3,776,420,245
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                                  3,919,247        9.041656      to       14.405943           34,366,489
 2010                                  4,928,329       10.047042      to       16.331946           48,459,310
 2009                                  5,588,263        8.729885      to       14.484824           48,076,503
 2008                                  5,930,329        6.111707      to        6.191713           36,465,102
HARTFORD HEALTHCARE HLS FUND+
 2011                                 28,975,517        2.404168      to       14.395458           64,983,686
 2010                                 36,336,856        2.232856      to       13.639893           75,671,215
 2009                                 45,210,326        2.101478      to       13.103619           88,527,545
 2008                                 57,795,084        1.531774      to        1.726221           93,530,782
 2007                                 78,383,825        2.077724      to        2.337661          173,064,246

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                           1.15%     to       2.35%        --      to         --       (7.56)%    to       (6.62)%
 2010                           1.25%     to       2.35%      0.84%     to       0.84%      17.01%     to       18.31%
 2009                           1.25%     to       2.35%        --      to         --       40.63%     to       42.18%
 2008                           1.40%     to       2.30%        --      to         --      (28.85)%    to      (28.21)%
 2007                           1.40%     to       2.20%      0.54%     to       0.55%       9.53%     to       10.41%
HARTFORD ADVISERS HLS FUND
 2011                           0.40%     to       2.55%      0.53%     to       1.71%      (0.95)%    to        1.45%
 2010                           0.40%     to       2.55%      1.38%     to       1.48%       9.04%     to       11.69%
 2009                           0.40%     to       2.55%      1.62%     to       2.34%      26.69%     to       29.77%
 2008                           0.40%     to       2.35%      2.54%     to       3.19%     (33.23)%    to      (31.91)%
 2007                           0.40%     to       2.35%      2.26%     to      18.71%       4.16%     to        6.21%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                           0.40%     to       2.55%      0.22%     to       0.22%       4.04%     to        6.56%
 2010                           0.40%     to       2.55%      4.26%     to       6.42%       4.81%     to        7.08%
 2009                           0.40%     to       2.55%      3.91%     to      16.91%      12.12%     to       14.55%
 2008                           0.40%     to       2.35%      5.36%     to       6.84%      (9.77)%    to       (7.99)%
 2007                           0.40%     to       2.30%      5.31%     to       6.00%       2.29%     to        4.25%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                           0.40%     to       2.55%      0.28%     to       0.80%     (13.85)%    to      (11.76)%
 2010                           0.40%     to       2.55%      0.78%     to       1.33%      13.57%     to       16.04%
 2009                           0.40%     to       2.55%      0.97%     to       4.94%      42.00%     to       45.09%
 2008                           0.40%     to       2.35%      1.79%     to       2.23%     (46.86)%    to      (45.81)%
 2007                           0.40%     to       2.30%      0.12%     to       0.12%      14.17%     to       16.36%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                           0.40%     to       2.55%      1.29%     to       2.11%      (1.48)%    to        0.91%
 2010                           0.40%     to       2.55%      1.87%     to       2.16%      10.09%     to       12.76%
 2009                           0.40%     to       2.55%      2.06%     to       5.29%      21.23%     to       24.18%
 2008                           0.40%     to       2.35%      1.94%     to       2.43%     (34.00)%    to      (32.70)%
 2007                           0.40%     to       2.35%      1.68%     to      14.16%       5.74%     to        7.82%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                           0.80%     to       2.55%      0.01%     to       0.01%     (11.79)%    to      (10.01)%
 2010                           0.80%     to       2.55%      0.87%     to       1.31%      12.81%     to       15.09%
 2009                           0.80%     to       2.50%      1.06%     to       1.71%      38.29%     to       40.99%
 2008                           0.80%     to       2.35%      1.74%     to       2.61%     (41.60)%    to      (40.99)%
HARTFORD HEALTHCARE HLS FUND+
 2011                           0.80%     to       2.55%        --      to       0.05%       5.54%     to        7.67%
 2010                           0.80%     to       2.55%      0.16%     to       0.16%       4.15%     to        6.25%
 2009                           0.80%     to       2.50%      0.53%     to       0.87%      19.39%     to       21.74%
 2008                           0.80%     to       2.35%      0.39%     to       1.35%     (27.29)%    to      (26.16)%
 2007                           0.80%     to       2.30%      0.10%     to       0.10%       3.45%     to        5.28%

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                     UNIT
                                                                  FAIR VALUE
SUB-ACCOUNT                            UNITS                 LOWEST TO HIGHEST #                NET ASSETS
-----------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                                153,816,605       $1.101138      to      $13.023572         $174,866,682
 2010                                191,749,061        1.288989      to       15.434121          255,571,501
 2009                                231,635,141        1.137274      to       13.930217          270,124,243
 2008                                277,178,322        0.511208      to        0.845182          241,830,053
 2007                                344,090,991        1.103136      to        1.792067          634,371,303
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                                225,692,959        1.094676      to       13.995519          259,096,596
 2010                                286,596,478        1.086530      to       14.193538          325,252,240
 2009                                347,241,612        0.956529      to       12.766684          343,841,881
 2008                                412,627,386        0.764335      to        0.801102          327,580,102
 2007                                510,894,287        1.223354      to        1.310113          656,752,434
HARTFORD GROWTH HLS FUND
 2011                                116,772,304        1.300063      to       14.057295          140,618,542
 2010                                149,347,281        1.439352      to       15.754364          200,083,218
 2009                                140,081,167        1.215481      to       13.572477          159,748,622
 2008                                175,876,976        0.814928      to        0.912708          151,697,232
 2007                                225,283,835        1.436132      to        1.580478          339,090,366
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                                 93,080,274        1.540240      to       13.559432          137,044,872
 2010                                117,275,495        1.703791      to       15.185606          190,433,773
 2009                                150,723,277        1.460873      to       13.318747          207,408,292
 2008                                178,982,645        1.028077      to        1.136210          192,182,920
 2007                                225,712,888        1.915846      to        2.107948          452,855,776
HARTFORD HIGH YIELD HLS FUND
 2011                                147,368,045        1.890687      to       17.600139          270,761,365
 2010                                179,696,215        1.820406      to       17.155398          315,968,729
 2009                                212,201,865        1.579879      to       15.188959          319,773,198
 2008                                202,621,037        0.979206      to        1.058467          203,673,225
 2007                                255,483,460        1.256502      to        1.427054          348,808,441
HARTFORD INDEX HLS FUND
 2011                                 93,060,249        1.064783      to       13.887902          211,417,874
 2010                                115,428,183        1.054240      to       13.918374          253,408,657
 2009                                138,177,225        0.973165      to       12.511090          267,392,546
 2008                                158,662,378        0.595405      to        0.774539          252,832,631
 2007                                209,815,767        0.971269      to        1.236554          527,373,473
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                                373,539,860        1.307524      to       13.022272          562,378,168
 2010                                455,666,897        1.532096      to       15.448155          807,656,024
 2009                                345,429,872        1.348969      to       13.876207          560,275,184
 2008                                394,366,513        0.976544      to        1.018898          487,892,627
 2007                                478,541,249        1.734709      to        1.992965        1,034,788,899
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                                  5,497,196       10.368228      to       17.566045           55,971,267
 2010                                  7,192,327       10.571584      to       18.227253           75,290,333
 2009                                  5,878,728        8.468816      to       14.859149           49,661,434
 2008                                  2,449,088        5.773248      to        5.882328           14,268,174

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                           0.80%     to       2.55%        --      to       0.03%     (16.27)%    to      (14.57)%
 2010                           0.80%     to       2.55%      0.06%     to       0.26%      11.10%     to       13.34%
 2009                           0.80%     to       2.55%      0.71%     to       2.38%      32.23%     to       34.56%
 2008                           0.80%     to       2.30%      0.50%     to       0.63%     (53.66)%    to      (52.84)%
 2007                           0.80%     to       2.30%      0.05%     to       0.05%      21.90%     to       24.05%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                           0.40%     to       2.55%      0.20%     to       1.20%      (1.64)%    to        0.75%
 2010                           0.40%     to       2.55%      1.36%     to       7.84%      11.18%     to       13.59%
 2009                           0.40%     to       2.55%      1.62%     to       4.34%      22.48%     to       25.15%
 2008                           0.40%     to       2.35%      0.84%     to       1.28%     (38.73)%    to      (37.52)%
 2007                           0.40%     to       2.30%      0.90%     to       1.02%       5.88%     to        7.91%
HARTFORD GROWTH HLS FUND
 2011                           0.80%     to       2.55%        --      to       0.16%     (11.47)%    to       (9.68)%
 2010                           0.80%     to       2.55%      0.03%     to       0.04%      16.08%     to       18.42%
 2009                           0.80%     to       2.55%      0.25%     to       0.46%      30.53%     to       33.17%
 2008                           0.80%     to       2.30%      0.24%     to       0.24%     (43.26)%    to      (42.25)%
 2007                           0.80%     to       2.30%      0.02%     to       0.02%      13.84%     to       15.85%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                           0.80%     to       2.55%        --      to         --      (11.39)%    to       (9.60)%
 2010                           0.80%     to       2.55%      0.01%     to       0.01%      14.33%     to       16.63%
 2009                           0.80%     to       2.55%      0.51%     to       1.21%      26.34%     to       28.57%
 2008                           0.80%     to       2.35%      0.34%     to       0.35%     (46.93)%    to      (46.10)%
 2007                           0.80%     to       2.30%      0.03%     to       0.15%      26.39%     to       28.62%
HARTFORD HIGH YIELD HLS FUND
 2011                           0.80%     to       2.55%      8.43%     to       9.30%       1.81%     to        3.86%
 2010                           0.80%     to       2.55%      0.67%     to       0.74%      12.95%     to       15.22%
 2009                           0.80%     to       2.55%      8.83%     to      23.79%      46.31%     to       49.26%
 2008                           0.80%     to       2.35%      9.04%     to      16.93%     (26.97)%    to      (25.83)%
 2007                           0.80%     to       2.30%      7.04%     to      21.69%       0.20%     to        1.97%
HARTFORD INDEX HLS FUND
 2011                           0.80%     to       2.55%      1.51%     to       1.68%      (0.96)%    to        1.00%
 2010                           0.80%     to       2.55%      0.99%     to       1.61%      11.57%     to       13.82%
 2009                           0.40%     to       2.55%      1.24%     to       4.68%      22.97%     to       25.64%
 2008                           0.40%     to       2.30%      1.91%     to       2.22%     (38.70)%    to      (37.36)%
 2007                           0.40%     to       2.30%      1.68%     to       7.94%       2.55%     to        4.78%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                           0.80%     to       2.55%      0.03%     to       0.04%     (16.35)%    to      (14.66)%
 2010                           0.80%     to       2.55%      1.17%     to       1.40%      11.33%     to       13.58%
 2009                           0.80%     to       2.55%      1.92%     to       3.66%      29.78%     to       32.40%
 2008                           0.80%     to       2.30%      1.46%     to       1.98%     (43.71)%    to      (42.71)%
 2007                           0.40%     to       2.30%      1.13%     to       1.96%      24.22%     to       26.92%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                           0.80%     to       2.55%        --      to         --       (3.63)%    to       (1.92)%
 2010                           0.80%     to       2.55%      0.75%     to       2.20%      22.67%     to       24.83%
 2009                           0.80%     to       2.55%      0.54%     to       0.69%      44.15%     to       46.69%
 2008                           0.80%     to       2.25%      0.80%     to       1.01%     (44.35)%    to      (43.73)%

-------------------------------------------------------------------------------

                                                                     UNIT
                                                                  FAIR VALUE
SUB-ACCOUNT                            UNITS                 LOWEST TO HIGHEST #                NET ASSETS
-----------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2011                                 73,689,521       $2.827567      to      $14.380685         $272,950,569
 2010                                 89,489,400        3.095326      to       16.063497          364,143,342
 2009                                107,911,762        1.382913      to        2.527544          360,289,980
 2008                                135,313,248        1.083371      to        1.945557          350,016,260
 2007                                176,086,671        1.718555      to        3.032307          708,034,957
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                                152,517,725        1.731643      to       16.759168          244,404,726
 2010                                190,782,756        1.908941      to       18.703612          338,418,389
 2009                                207,571,583        1.543501      to       15.428257          299,786,292
 2008                                261,168,138        0.966157      to        1.079084          265,577,657
 2007                                348,259,070        1.633867      to        1.868477          601,640,410
HARTFORD MONEY MARKET HLS
 FUND
 2011                                253,806,826        1.165294      to        9.251565          348,699,155
 2010                                278,378,381        1.169987      to        9.496584          388,344,452
 2009                                394,109,617        1.174714      to        9.731684          558,280,031
 2008                                676,786,084        1.092237      to        1.178703          962,750,995
 2007                                405,328,740        1.094892      to        1.158680          586,714,228
HARTFORD SMALL COMPANY HLS
 FUND
 2011                                107,444,014        1.629049      to       15.019432          190,769,905
 2010                                132,583,667        1.699259      to       15.867552          243,386,724
 2009                                165,094,317        1.379913      to       13.144013          242,852,190
 2008                                197,218,762        1.075882      to        1.110817          228,688,044
 2007                                256,503,402        1.554260      to        1.786056          499,957,079
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                                103,870,127        1.612183      to       18.489306          160,234,058
 2010                                129,903,795        1.602359      to       18.602861          199,755,911
 2009                                153,956,067        1.182808      to       14.048026          171,648,984
 2008                                178,689,530        0.796781      to        0.880647          148,555,567
 2007                                219,300,490        1.294836      to        1.451170          295,969,568
HARTFORD STOCK HLS FUND
 2011                                385,624,897        1.022957      to       15.377877          867,187,184
 2010                                485,725,549        1.042582      to       15.949830        1,089,237,792
 2009                                585,666,262        0.915464      to       14.252063        1,156,766,761
 2008                                711,784,545        0.620564      to        0.652001        1,013,281,915
 2007                                879,331,835        1.119452      to        1.155697        2,257,453,436
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                                298,988,313        1.286224      to       10.450561          356,895,093
 2010                                369,258,369        1.236288      to       10.168674          424,936,372
 2009                                437,949,524        1.200679      to       10.075279          492,485,440
 2008                                521,633,016        1.059325      to        1.170754          576,460,849
 2007                                392,145,914        1.079606      to        1.187797          441,693,137
HARTFORD VALUE HLS FUND
 2011                                230,949,355        1.350602      to       13.349502          289,724,526
 2010                                301,550,580        1.388620      to       13.894587          390,894,357
 2009                                106,231,442        1.220702      to       12.460928          120,796,035
 2008                                129,478,629        0.873075      to        0.989391          120,327,904
 2007                                167,562,032        1.357794      to        1.511924          239,824,148

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 2011                           0.80%     to       2.55%      0.19%     to       0.68%     (10.48)%    to       (8.65)%
 2010                           0.80%     to       2.55%      0.06%     to       0.24%      20.05%     to       22.46%
 2009                           0.80%     to       2.30%      0.31%     to       0.52%      27.65%     to       29.91%
 2008                           0.80%     to       2.30%      0.25%     to       0.48%     (36.96)%    to      (35.84)%
 2007                           0.80%     to       2.30%      0.23%     to       0.45%      12.40%     to       14.38%
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                           0.80%     to       2.55%      0.01%     to       0.01%     (11.09)%    to       (9.29)%
 2010                           0.80%     to       2.55%      0.34%     to       0.59%      21.23%     to       23.68%
 2009                           0.80%     to       2.55%      0.79%     to       1.55%      40.21%     to       43.04%
 2008                           0.80%     to       2.35%      0.68%     to       1.50%     (41.60)%    to      (40.69)%
 2007                           0.40%     to       2.30%      0.45%     to       0.94%      (0.44)%    to        1.72%
HARTFORD MONEY MARKET HLS
 FUND
 2011                           0.40%     to       2.55%        --      to         --       (2.52)%    to       (0.40)%
 2010                           0.40%     to       2.55%        --      to         --       (2.47)%    to       (0.40)%
 2009                           0.40%     to       2.55%      0.06%     to       0.06%      (2.47)%    to       (0.34)%
 2008                           0.40%     to       2.35%      1.71%     to       2.18%      (0.24)%    to        1.73%
 2007                           0.40%     to       2.35%      2.22%     to       4.83%       2.51%     to        4.53%
HARTFORD SMALL COMPANY HLS
 FUND
 2011                           0.80%     to       2.55%        --      to         --       (6.05)%    to       (4.13)%
 2010                           0.80%     to       2.55%        --      to         --       20.72%     to       23.14%
 2009                           0.80%     to       2.55%      0.01%     to       0.01%      25.76%     to       28.26%
 2008                           0.80%     to       2.35%      0.10%     to       0.55%     (41.99)%    to      (41.08)%
 2007                           0.40%     to       2.30%      0.18%     to       0.18%      11.35%     to       13.77%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                           0.80%     to       2.55%        --      to         --       (1.38)%    to        0.61%
 2010                           0.80%     to       2.55%        --      to         --       32.78%     to       35.47%
 2009                           0.80%     to       2.55%      0.09%     to       0.09%      31.98%     to       34.31%
 2008                           0.80%     to       2.35%      0.43%     to       0.65%     (38.88)%    to      (37.92)%
 2007                           0.40%     to       2.30%      0.06%     to       0.20%      (4.32)%    to       (2.23)%
HARTFORD STOCK HLS FUND
 2011                           0.80%     to       2.55%      0.23%     to       1.30%      (3.83)%    to       (1.88)%
 2010                           0.80%     to       2.55%      1.11%     to       7.63%      11.91%     to       13.89%
 2009                           0.80%     to       2.55%      1.52%     to       4.66%      37.97%     to       40.41%
 2008                           0.80%     to       2.35%      1.92%     to       3.85%     (44.45)%    to      (43.58)%
 2007                           0.80%     to       2.30%      0.84%     to       0.95%       3.50%     to        5.06%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                           0.80%     to       2.55%      1.35%     to       2.59%       1.98%     to        4.04%
 2010                           0.80%     to       2.55%      4.40%     to       4.99%       0.93%     to        2.97%
 2009                           0.80%     to       2.55%      0.03%     to       0.03%       0.53%     to        2.56%
 2008                           0.80%     to       2.35%      9.11%     to      11.31%      (2.95)%    to       (1.44)%
 2007                           0.80%     to       2.30%      2.23%     to       4.02%       1.75%     to        3.55%
HARTFORD VALUE HLS FUND
 2011                           0.80%     to       2.55%      0.23%     to       1.56%      (4.67)%    to       (2.74)%
 2010                           0.80%     to       2.55%      1.19%     to       1.41%      11.51%     to       13.76%
 2009                           0.80%     to       2.55%      1.83%     to       1.84%      20.94%     to       23.38%
 2008                           0.80%     to       2.30%      1.72%     to       1.86%     (35.70)%    to      (34.56)%
 2007                           0.80%     to       2.30%      1.18%     to       1.47%       6.23%     to        8.11%

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                     UNIT
                                                                  FAIR VALUE
SUB-ACCOUNT                            UNITS                 LOWEST TO HIGHEST #                NET ASSETS
-----------------------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2011                                  1,237,908       $1.074414      to      $12.933033           $1,394,722
 2010                                  1,520,022        1.241823      to       15.113785            1,958,360
 2009                                  1,504,953        1.065583      to       13.933760            1,733,698
 2008                                  1,229,138        0.843869      to        1.013033            1,051,462
 2007                                  1,526,586        1.580315      to        1.914315            2,470,508
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2011                                  1,491,129        0.918020      to       14.673667            1,427,813
 2010                                  1,882,417        0.907311      to       14.641059            1,810,049
 2009                                  2,357,655        0.791532      to       12.894502            1,981,679
 2008                                  2,376,047        0.635208      to        0.731416            1,591,490
 2007                                  3,111,167        1.084639      to        1.260229            3,531,959
JENNISON 20/20 FOCUS
 PORTFOLIO
 2011                                     77,035        1.318656      to        1.386548              123,385
 2010                                     94,874        1.413023      to        1.475411              157,389
 2009                                    144,292        1.346740      to        1.416481              200,322
 2008                                    107,532        0.875488      to        0.917307               96,722
 2007                                    159,704        1.478315      to        1.528653              255,376
JENNISON PORTFOLIO
 2011                                    214,730        0.677174      to        0.884826              154,985
 2010                                    237,862        0.687659      to        0.906208              195,319
 2009                                    268,471        0.626026      to        0.832038              202,251
 2008                                    293,957        0.445455      to        0.604575              149,601
 2007                                    326,231        0.723789      to        0.989238              272,258
PRUDENTIAL VALUE PORTFOLIO
 2011                                    117,890        1.114204      to        1.156582              134,644
 2010                                    138,530        1.193215      to        1.246891              170,822
 2009                                    167,009        1.073058      to        1.115738              184,164
 2008                                    170,381        0.773874      to        0.800636              135,007
 2007                                    183,556        1.373749      to        1.414156              257,325
PRUDENTIAL SP INTERNATIONAL
 GROWTH PORTFOLIO
 2011                                     90,923        0.790577      to        0.862317               74,967
 2010                                    142,846        0.955296      to        1.033167              141,602
 2009                                    130,023        0.858899      to        0.921053              115,667
 2008                                    126,618        0.644154      to        0.684921               83,958
 2007                                    156,054        1.331283      to        1.403518              213,588
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                                  8,132,430        1.336704      to       13.449999           10,255,917
 2010                                  9,554,610        1.269817      to       12.957098           11,521,905
 2009                                 11,670,512        1.133830      to       11.732553           12,666,234
 2008                                 14,128,702        0.921613      to        0.993419           13,503,644
 2007                                 20,900,949        1.330421      to        1.417654           28,655,159
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                                  6,535,875        1.443061      to        1.597306            9,838,981
 2010                                  7,893,650        1.361814      to        1.491631           11,182,472
 2009                                  8,278,791        1.300371      to        1.409455           11,132,299
 2008                                 10,867,474        1.186670      to        1.272794           13,273,981
 2007                                 15,491,821        1.184871      to        1.257584           18,820,417

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2011                           1.25%     to       2.35%      1.01%     to       1.11%     (14.43)%    to      (13.48)%
 2010                           1.25%     to       2.35%      0.80%     to       2.86%       8.65%     to        9.85%
 2009                           1.25%     to       2.20%      0.16%     to       0.16%      29.82%     to       31.06%
 2008                           1.25%     to       2.15%      0.28%     to       0.36%     (47.08)%    to      (46.60)%
 2007                           1.25%     to       2.15%      0.98%     to       1.15%      33.98%     to       35.19%
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2011                           1.25%     to       2.20%      0.84%     to       0.87%       0.22%     to        1.18%
 2010                           1.25%     to       2.20%      1.08%     to       1.11%      12.98%     to       14.05%
 2009                           1.25%     to       2.20%      0.01%     to       0.01%      23.43%     to       24.61%
 2008                           1.25%     to       2.15%      0.37%     to       0.45%     (41.96)%    to      (41.44)%
 2007                           1.25%     to       2.15%      0.26%     to       0.30%       6.08%     to        7.04%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2011                           1.60%     to       2.30%        --      to         --       (6.68)%    to       (6.02)%
 2010                           1.60%     to       2.30%        --      to         --        4.92%     to        5.66%
 2009                           1.45%     to       2.30%        --      to         --       53.83%     to       55.14%
 2008                           1.65%     to       2.30%        --      to         --      (40.78)%    to      (40.39)%
 2007                           1.45%     to       2.30%      0.06%     to       0.14%       7.62%     to        8.53%
JENNISON PORTFOLIO
 2011                           1.45%     to       2.30%        --      to         --       (2.36)%    to       (1.52)%
 2010                           1.45%     to       2.30%      0.02%     to       0.02%       8.91%     to        9.85%
 2009                           1.45%     to       2.30%      0.28%     to       0.32%      39.35%     to       40.54%
 2008                           1.45%     to       2.15%      0.07%     to       0.07%     (38.89)%    to      (38.46)%
 2007                           1.45%     to       2.15%        --      to         --        9.18%     to        9.95%
PRUDENTIAL VALUE PORTFOLIO
 2011                           1.45%     to       1.80%      0.52%     to       0.55%      (7.57)%    to       (7.24)%
 2010                           1.45%     to       1.95%      0.33%     to       0.40%      11.20%     to       11.76%
 2009                           1.45%     to       1.95%      1.64%     to       1.66%      38.66%     to       39.36%
 2008                           1.45%     to       1.95%      1.34%     to       1.38%     (43.67)%    to      (43.38)%
 2007                           1.45%     to       1.95%      0.91%     to       1.05%       0.84%     to        1.34%
PRUDENTIAL SP INTERNATIONAL
 GROWTH PORTFOLIO
 2011                           1.45%     to       2.30%      0.45%     to       0.45%     (17.24)%    to      (16.54)%
 2010                           1.45%     to       2.30%      1.18%     to       1.18%      11.22%     to       12.17%
 2009                           1.45%     to       2.30%      1.29%     to       1.84%      33.34%     to       34.48%
 2008                           1.45%     to       2.30%      1.39%     to       1.50%     (51.61)%    to      (51.20)%
 2007                           1.45%     to       2.30%      0.39%     to       0.41%      16.42%     to       17.41%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                           1.15%     to       2.55%      3.14%     to       3.15%       3.80%     to        5.27%
 2010                           1.15%     to       2.55%      1.79%     to       1.80%      10.44%     to       11.99%
 2009                           1.15%     to       2.55%      0.43%     to       2.03%      12.55%     to       14.13%
 2008                           1.15%     to       2.30%      2.46%     to       2.47%     (30.73)%    to      (29.93)%
 2007                           1.15%     to       2.30%      2.25%     to       2.26%       5.15%     to        6.37%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                           1.15%     to       2.20%      2.68%     to       2.76%       5.97%     to        7.08%
 2010                           1.15%     to       2.20%      3.34%     to       3.39%       4.73%     to        5.83%
 2009                           1.15%     to       2.20%      4.54%     to       4.55%       9.58%     to       10.74%
 2008                           1.15%     to       2.20%      4.76%     to       4.76%       0.15%     to        1.21%
 2007                           1.15%     to       2.20%      4.57%     to       4.57%       3.88%     to        4.98%

-------------------------------------------------------------------------------

                                                                     UNIT
                                                                  FAIR VALUE
SUB-ACCOUNT                            UNITS                 LOWEST TO HIGHEST #                NET ASSETS
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                                  5,732,007       $1.020168      to       $1.138271           $6,154,961
 2010                                  6,776,160        1.066890      to        1.176790            7,576,593
 2009                                  6,390,165        0.959091      to        1.045797            6,382,520
 2008                                  7,075,813        0.839786      to        0.905234            6,154,689
 2007                                  9,770,407        1.352665      to        1.441381           13,613,067
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                                  3,409,293       10.508483      to       11.833521            6,148,965
 2010                                  4,305,316       12.205915      to       13.934674            8,816,160
 2009                                  5,077,275        0.938037      to        1.016688            4,924,421
 2008                                  5,527,011        0.851174      to        0.912908            4,845,809
 2007                                  6,424,772        1.537598      to        1.631868           10,138,316
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                                  1,169,373        1.651001      to       11.876449            2,376,964
 2010                                  1,535,711        1.750561      to       12.738068            3,255,785
 2009                                  1,765,327        1.288697      to        1.396830            2,352,092
 2008                                  2,050,485        0.862995      to        0.925656            1,822,869
 2007                                  2,792,000        1.506079      to        1.598511            4,314,430
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2011                                     50,732       14.675055      to       15.570971              766,783
 2010                                     61,118       14.889172      to       15.700399              935,513
 2009                                     43,851       11.384642      to       11.729041              505,686
 2008                                     46,787        8.269708      to        8.464750              390,689
 2007                                     39,662       15.147374      to       15.443882              604,595
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                                    232,956       11.015731      to       12.549726            2,618,380
 2010                                    298,262       12.145999      to       13.689196            3,673,968
 2009                                     58,809       11.280843      to       11.810054              680,176
 2008                                     49,970        7.247271      to        7.458200              365,305
 2007                                     63,184       13.327333      to       13.605746              847,547
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                                    165,421       10.452910      to       12.557748            1,835,957
 2010                                    979,784       12.857551      to       13.445072            2,248,106
 2009                                  1,397,023       10.593999      to       10.989858            2,100,091
 2008                                  1,585,975        7.311890      to        7.497803            1,662,120
 2007                                  1,905,036       12.446934      to       12.674245            2,982,130

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                           1.15%     to       2.30%      0.52%     to       0.53%      (4.38)%    to       (3.27)%
 2010                           1.15%     to       2.30%      0.84%     to       0.86%      11.24%     to       12.53%
 2009                           1.15%     to       2.30%      2.03%     to       2.05%      14.21%     to       15.53%
 2008                           1.15%     to       2.30%      1.94%     to       1.94%     (37.92)%    to      (37.20)%
 2007                           1.15%     to       2.30%      1.50%     to       1.52%       0.46%     to        1.62%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                           1.15%     to       2.45%      0.30%     to       0.65%     (14.90)%    to      (13.91)%
 2010                           1.15%     to       2.35%        --      to         --       14.09%     to       15.17%
 2009                           1.15%     to       2.20%      2.99%     to       3.06%      10.21%     to       11.37%
 2008                           1.15%     to       2.20%      1.98%     to       1.99%     (44.64)%    to      (44.06)%
 2007                           1.15%     to       2.20%      0.01%     to       0.01%      10.22%     to       11.38%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                           1.15%     to       2.45%        --      to         --       (6.66)%    to       (5.69)%
 2010                           1.15%     to       2.20%        --      to         --       25.32%     to       27.38%
 2009                           1.15%     to       2.20%        --      to         --       49.33%     to       50.90%
 2008                           1.15%     to       2.20%        --      to         --      (42.70)%    to      (42.09)%
 2007                           1.15%     to       2.20%        --      to         --       11.34%     to       12.51%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2011                           1.25%     to       2.15%        --      to         --       (1.71)%    to       (0.82)%
 2010                           1.25%     to       2.20%        --      to         --       32.60%     to       33.86%
 2009                           1.25%     to       1.90%        --      to         --       37.67%     to       38.56%
 2008                           1.25%     to       1.90%        --      to         --      (45.41)%    to      (45.05)%
 2007                           1.15%     to       1.90%        --      to         --       20.02%     to       20.93%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                           1.15%     to       2.45%      0.67%     to       0.87%      (9.31)%    to       (8.32)%
 2010                           1.15%     to       2.45%      1.34%     to       1.34%      15.91%     to       21.46%
 2009                           1.15%     to       2.15%      1.00%     to       1.00%      56.78%     to       58.35%
 2008                           1.15%     to       1.95%        --      to         --      (45.62)%    to      (45.18)%
 2007                           1.15%     to       1.95%      0.02%     to       0.02%      (2.61)%    to       (1.83)%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                           1.15%     to       2.20%        --      to       0.14%      (6.60)%    to        4.53%
 2010                           1.15%     to       1.95%      0.76%     to       0.81%      21.37%     to       22.34%
 2009                           1.15%     to       1.95%        --      to         --       44.89%     to       46.05%
 2008                           1.25%     to       1.95%      1.92%     to       1.92%     (41.26)%    to      (40.84)%
 2007                           1.25%     to       1.95%      0.60%     to       0.76%       4.58%     to        5.31%

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns. Prior to January 1, 2011, the expense ratios presented within the financial highlights table reflected non-annualized expense rates. For the current and prior periods presented above, these rates have been annualized to reflect the charges that would have been incurred over the entire fiscal year.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

SEPARATE ACCOUNT ONE

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  # Rounded unit values. Where only one unit value exists, it is presented in both the lowest and highest columns.
  + See Note 1 for additional information related to this Sub-Account.

    A summary of expense charges is provided in Note 3.

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various Rider charges:

       MAV/EPB Death Benefit Charge maximum of .30%

       The Hartford's Principal First Charge maximum of .75%

       The Hartford's Principal First Preferred Charge maximum of .20%

       MAV 70 Death Benefit maximum of .20%

       Optional Death Benefit maximum of .15%

       Earnings Protection Charge maximum of .20%

       These charges can be assessed as a reduction in unit values or a redemption of units as specified in the product prospectus.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2011 and 2010, and for the Years Ended December 31, 2011, 2010 and 2009

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS

                                                                 PAGE:
----------------------------------------------------------------------------------
Independent Auditors' Report                                      F-2
Financial Statements -- Statutory-basis:
 Admitted Assets, Liabilities and Capital and Surplus             F-3
 Statements of Operations                                         F-4
 Statements of Changes in Capital and Surplus                     F-5
 Statements of Cash Flows                                         F-6
 Notes to Financial Statements                                   F7-42

[DELOITTE LOGO]                               DELOITTE & TOUCHE LLP
                                              City Place I, 32nd Floor
                                              185 Asylum Street
                                              Hartford, CT 06103-3402
                                              USA
                                              Tel: +1 860 725 3000
                                              Fax: +1 860 725 3500
                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and capital and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2011 and 2010, or the results of its operations or its cash flows for the three years in the period ended December 31, 2011.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for the three years in the period ended December 31, 2011, on the basis of accounting described in
Note 2.

As discussed in Note 2 to the statutory-basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes as required by accounting guidance adopted in 2009.

April 9, 2012

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                           AS OF DECEMBER 31,
                                     2011                      2010
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                            $11,394,354,135            $9,692,232,176
 Common and preferred
  stocks                            1,017,063,560               758,302,516
 Mortgage loans on real
  estate                              660,905,198               436,751,856
 Real estate                           25,506,912                26,632,080
 Contract loans                       370,655,282               364,509,200
 Cash and short-term
  investments                       3,179,543,702             1,573,472,795
 Derivatives                        1,602,784,576               865,862,531
 Other invested assets                251,264,156               266,361,493
                              -------------------       -------------------
TOTAL CASH AND INVESTED
                 ASSETS            18,502,077,521            13,984,124,647
                              -------------------       -------------------
 Investment income due
  and accrued                         167,669,384               101,421,313
 Amounts recoverable
  for reinsurance                      82,357,163               129,185,787
 Federal income tax
  recoverable                          66,466,241               307,271,561
 Deferred tax asset                   529,817,226               544,413,174
 Receivables from
  parent, subsidiaries
  and affiliates                       19,756,182                26,596,241
 Other assets                         134,763,018               113,920,194
 Separate Account
  assets                           48,255,070,982            58,419,988,303
                              -------------------       -------------------
  TOTAL ADMITTED ASSETS           $67,757,977,717           $73,626,921,220
                              -------------------       -------------------
LIABILITIES
 Aggregate reserves for
  future benefits                 $11,213,317,982            $8,789,731,507
 Liability for
  deposit-type
  contracts                            65,824,777                67,565,532
 Policy and contract
  claim liabilities                    48,092,766                41,643,434
 Asset valuation
  reserve                             179,493,239                16,559,135
 Interest maintenance
  reserve                              60,883,805                43,795,716
 Payable to parent,
  subsidiaries or
  affiliates                           23,109,160                45,865,666
 Accrued expense
  allowances and other
  amounts
  due from Separate
  Accounts                           (884,460,194)           (1,301,618,312)
 Funds held under
  reinsurance treaties
  with unauthorized
  reinsurers                        2,552,745,907             1,999,769,173
 Collateral on
  derivatives                       1,488,105,981               714,130,990
 Other liabilities                    824,354,242               726,950,972
 Separate Account
  liabilities                      48,255,070,982            58,419,988,303
                              -------------------       -------------------
      TOTAL LIABILITIES            63,826,538,647            69,564,382,116
                              -------------------       -------------------
CAPITAL AND SURPLUS
 Common stock -- par
  value $1,250 per
  share, 3,000 shares
  authorized, 2000
  shares issued and
  outstanding                           2,500,000                 2,500,000
 Aggregate write-ins
  for other than
  special surplus funds               174,887,393               182,105,606
 Gross paid in and
  contributed surplus               2,893,378,493             2,890,696,495
 Aggregate write-ins
  for special surplus
  funds                               176,605,742               181,471,058
 Unassigned funds                     684,067,442               805,765,945
                              -------------------       -------------------
      TOTAL CAPITAL AND
                SURPLUS             3,931,439,070             4,062,539,104
                              -------------------       -------------------
  TOTAL LIABILITIES AND
    CAPITAL AND SURPLUS           $67,757,977,717           $73,626,921,220
                              -------------------       -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                               2011                     2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                         1,401,142,759           $1,110,039,826         $(55,103,284,892)
 Net investment income                                         637,017,383              651,852,402              507,049,302
 Commissions and expense allowances on reinsurance              34,051,212               90,333,930              210,711,684
  ceded
 Reserve adjustments on reinsurance                         (7,279,328,984)          (6,345,615,060)          56,553,042,305
 Fee income                                                  1,366,934,784            1,452,299,854            1,345,460,200
 Other revenues                                                 13,413,968               26,435,811                9,945,475
                                                         -----------------       ------------------       ------------------
                                         TOTAL REVENUES     (3,826,768,878)          (3,014,653,237)           3,522,924,074
                                                         -----------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    703,019,683              696,946,177              617,438,001
 Disability and other benefits                                   9,127,886                9,295,233                9,760,311
 Surrenders and other fund withdrawals                         331,833,655              283,345,881            5,401,795,641
 Commissions                                                   523,282,542              509,398,932              540,146,456
 Increase (decrease) in aggregate reserves for life and      2,416,785,246              648,536,025           (2,639,943,114)
  accident and health policies
 General insurance expenses                                    308,877,214              367,574,662              398,688,021
 Net transfers from Separate Accounts                       (7,446,610,318)          (6,144,421,221)          (3,807,520,569)
 Modified coinsurance adjustment on reinsurance assumed       (201,842,919)            (236,815,941)            (227,647,298)
 Other expenses                                                230,507,595              148,320,783              104,816,425
                                                         -----------------       ------------------       ------------------
                            TOTAL BENEFITS AND EXPENSES     (3,125,019,416)          (3,717,819,469)             397,533,874
                                                         -----------------       ------------------       ------------------
  NET (LOSS) GAIN FROM OPERATIONS BEFORE FEDERAL INCOME       (701,749,462)             703,166,232            3,125,390,200
                                  TAX EXPENSE (BENEFIT)
 Federal income tax expense (benefit)                          115,068,345              (65,495,355)             446,707,922
                                                         -----------------       ------------------       ------------------
                        NET (LOSS) GAIN FROM OPERATIONS       (816,817,807)             768,661,587            2,678,682,278
                                                         -----------------       ------------------       ------------------
 Net realized capital losses, after tax                        (41,037,858)            (688,717,817)            (270,071,246)
                                                         -----------------       ------------------       ------------------
                                      NET (LOSS) INCOME       (857,855,665)             $79,943,770           $2,408,611,032
                                                         -----------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,890,696,495           2,889,208,215           1,692,530,362
 Capital contribution                                              2,681,998               1,488,280           1,196,677,853
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      2,893,378,493           2,890,696,495           2,889,208,215
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      182,105,606             189,963,147             497,354,084
 Amortization of gain on inforce reinsurance                      (7,218,213)             (7,857,541)             (7,777,012)
 Permitted practice deferred tax asset                                    --                      --            (299,613,925)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        174,887,393             182,105,606             189,963,147
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      181,471,058             266,358,000                      --
 Change in additional admitted deferred tax asset                 (4,865,316)            (84,886,942)            266,358,000
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        176,605,742             181,471,058             266,358,000
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                      805,765,945             737,571,154             (14,526,035)
 Net (loss) income                                              (857,855,665)             79,943,770           2,408,611,032
 Change in net unrealized capital gains (losses) on              352,961,532            (342,230,129)         (1,127,254,952)
  common stocks and other invested assets
 Change in net unrealized foreign exchange capital gains         265,927,783             151,724,446              31,070,826
 Change in net deferred income tax                               499,609,022              47,041,083            (424,460,047)
 Change in asset valuation reserve                              (162,934,104)              9,004,550             (19,559,913)
 Change in nonadmitted assets                                   (219,410,471)            211,752,886            (405,548,325)
 Cumulative effect of change in accounting principles                     --                      --              (5,644,211)
 Change in liability for reinsurance in unauthorized                   3,400               4,736,976              (4,731,146)
  companies
 Cumulative effect of permitted practice deferred tax                     --                      --             299,613,925
  asset
 Dividends to stockholder                                                 --             (72,000,000)                     --
 Correction of prior year error                                           --             (21,778,791)                     --
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        684,067,442             805,765,945             737,571,154
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,931,439,070          $4,062,539,104          $4,085,600,516
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                          $1,399,332,372          $1,167,274,877        $(55,110,502,015)
 Net investment income                                           613,946,357             763,045,855             492,875,654
 Reserve adjustments on reinsurance                           (7,279,328,984)         (6,345,615,060)         56,553,042,305
 Miscellaneous income                                          1,409,156,457           1,553,382,340           1,567,209,079
                                                           -----------------       -----------------       -----------------
  Total income                                                (3,856,893,798)         (2,861,911,988)          3,502,625,023
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                 1,061,260,232             549,412,033           6,195,956,624
 Federal income tax (recoveries) payments                       (115,479,588)            363,856,309             174,428,436
 Net transfers from Separate Accounts                         (7,863,768,436)         (6,455,732,342)         (3,836,677,478)
 Other expenses                                                   64,878,126             327,668,851           2,346,022,272
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (6,853,109,666)         (5,214,795,149)          4,879,729,854
                                                           -----------------       -----------------       -----------------
     NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES      2,996,215,868           2,352,883,161          (1,377,104,831)
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         5,209,426,005           5,961,461,765           7,400,337,827
 Common and preferred stocks                                      53,875,698             133,591,230               6,812,083
 Mortgage loans                                                   34,571,199              82,742,398             124,749,183
 Derivatives and other                                           251,024,069             600,107,338           1,657,336,520
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    5,548,896,971           6,777,902,731           9,189,235,613
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         6,908,483,885           6,988,480,966           7,675,090,086
 Common and preferred stocks                                     146,121,947              51,045,814           1,824,386,009
 Mortgage loans                                                  256,825,000              33,125,000              51,677,808
 Real estate                                                              --                 106,600                      --
 Derivatives and other                                           119,866,202           1,755,491,882             297,107,693
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                   7,431,297,034           8,828,250,262           9,848,261,596
                                                           -----------------       -----------------       -----------------
 Net increase (decrease) in contract loans                         6,146,082              11,680,007              (2,090,539)
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES     (1,888,546,145)         (2,062,027,538)           (656,935,444)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital contribution                                                     --                      --             486,061,985
 Dividends to stockholder                                                 --             (72,000,000)                     --
 Funds held under reinsurance treaties with unauthorized         552,976,734            (154,549,016)          1,140,679,259
  reinsurers
 Net other cash used                                             (54,575,550)            (73,312,602)           (336,375,183)
                                                           -----------------       -----------------       -----------------
            NET CASH PROVIDED BY (USED FOR) FINANCING AND        498,401,184            (299,861,618)          1,290,366,061
                                 MISCELLANEOUS ACTIVITIES
                                                           -----------------       -----------------       -----------------
 Net increase (decrease) in cash and short-term                1,606,070,907              (9,005,995)           (743,674,214)
  investments
 Cash and short-term investments, beginning of year            1,573,472,795           1,582,478,790           2,326,153,004
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $3,179,543,702          $1,573,472,795          $1,582,478,790
                                                           -----------------       -----------------       -----------------
Note:Supplemental disclosures of cash flow information
 for non-cash transactions:
 Capital contribution from parent to settle intercompany           2,681,998               1,488,280               4,540,744
  balances related to stock compensation
 Capital contribution to subsidiary to settle                      1,736,296                      --                      --
  intercompany balances related to stock compensation
 Capital contribution of subsidiary from Hartford Life                    --                      --           1,406,075,123
  insurance Company
 Distribution of White River Life Reinsurance Company
  shares to
 Hartford Life Insurance Company                                          --                      --            (700,000,000)
 Shares of subsidiary Hartford Life, Ltd. contributed to
  subsidiary
 Hartford Life International, Ltd.                                        --              29,472,142                      --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2011 AND 2010 AND 2009

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization.

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly-owned subsidiary based in Bermuda, to Hartford Life International, Ltd., also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                                 2011                    2010                    2009
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                  $(857,855,665)            $79,943,770          $2,408,611,032
State prescribed practice:
Reinsurance reserve credit                                      (161,739,538)              3,086,978             153,168,118
                                                          ------------------       -----------------       -----------------
                             NET (LOSS) INCOME, NAIC SAP    $ (1,019,595,203)           $ 83,030,748         $ 2,561,779,150
                                                          ------------------       -----------------       -----------------
Statutory capital and surplus, State of Connecticut           $3,931,439,071          $4,062,539,104          $4,085,600,515
 Basis
State prescribed practice:
Reinsurance reserve credit                                      (396,054,980)           (234,315,442)           (237,402,420)
                                                          ------------------       -----------------       -----------------
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP     $ 3,535,384,091         $ 3,828,223,662         $ 3,848,198,095
                                                          ------------------       -----------------       -----------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 5 years;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from the Separate Account on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

As of and for the years ended December 31, GAAP basis consolidated net income
(loss) and stockholder's equity for the Company are as follows:

                             2011              2010              2009
--------------------------------------------------------------------------------
Net income (loss)          $164,313,121      $490,290,694     $(520,466,844)
Stockholder's equity      4,504,856,275     3,928,045,610     3,562,234,712

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 (CARVM for Variable Annuities), ("AG 43"), which codified the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

As of December 31, 2011 and 2010, the Company had $17,416,612,680 and $16,735,685,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2011 and 2010 totaled $74,633,381 and $75,160,778, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of General and Separate Account annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics as of December 31, 2011 is presented below:

                                                                    SEPARATE
                                                                    ACCOUNT        SEPARATE
                                                    GENERAL           WITH          ACCOUNT
                                                    ACCOUNT        GUARANTEES    NONGUARANTEED        TOTAL         % OF TOTAL
--------------------------------------------------------------------------------------------------------------------------------
1.Subject to discretionary withdrawal
 1.1 -- With fair value adjustment
  a) In a lump sum reflecting changes in
   interest rates or asset values                 $1,631,587,734      $ --                 $ --   $1,631,587,734        3.36%
  b) In installments over 5 years or more,
   with or w/o reduction in interest rates                    --        --                   --               --        0.00%
 1.2 -- At book value less current surrender
  charge of 5% or more                               281,286,731        --                   --      281,286,731        0.58%
 1.3 -- At fair value                                         --        --       43,817,257,786   43,817,257,786       90.26%
                                               -----------------      ----      ---------------  ---------------      ------
 1.4 -- Total with adjustment or at fair
  value                                            1,912,874,465        --       43,817,257,786   45,730,132,251       94.20%
 1.5 -- At book value without adjustment
  (minimal or no charge or adjustment)
  a) In a lump sum without adjustment              1,480,711,500        --                   --    1,480,711,500        3.05%
  b) Installments over less than 5 years                      --        --                   --               --        0.00%
  c) In a lump sum subject to a fixed
   surrender charge of less than 5%                  896,550,360        --                   --      896,550,360        1.85%
  d) In a lump sum subject to surrender
   charge                                                     --        --                   --               --        0.00%
  e) All others                                               --        --                   --               --        0.00%
2.Not subject to discretionary withdrawal            330,599,904        --          108,824,446      439,424,350        0.90%
                                               -----------------      ----      ---------------  ---------------      ------
3.Total (gross)                                    4,620,736,229        --       43,926,082,232   48,546,818,461      100.00%
4.Reinsurance ceded                                  189,281,081        --                   --      189,281,081
                                               -----------------      ----      ---------------  ---------------      ------
5.Total (net)                                     $4,431,455,148      $ --      $43,926,082,232  $48,357,537,380
                                               -----------------      ----      ---------------  ---------------      ------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
6. Exhibit 5, Annuities Section, Total (net)      $4,363,283,036
7. Exhibit 5, Supplementary Contract Section,
 Total (net)                                           2,347,338
8. Exhibit 7, Deposit-Type Contracts Section,
 Total (net)                                          65,824,774
                                               -----------------
9. Subtotal                                        4,431,455,148
Separate Account Annual Statement:
10. Exhibit 3, Annuities Section, Total (net)     43,926,082,232
11. Exhibit 3, Supplemental Contract Section,
 Total (net)                                                  --
12. Policyholder dividend and coupon
 accumulations                                                --
13. Policyholder premiums                                     --
14. Guaranteed interest contracts                             --
15. Exhibit 4, Deposit-Type Contracts
 Section, Total (net)                                         --
                                               -----------------
16. Subtotal                                      43,926,082,232
                                               -----------------
17. Combined total                               $48,357,537,380
                                               -----------------

INVESTMENTS

Other than loan-backed and structured securities, investments in unaffiliated bonds rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The Company calculates its investment in a foreign insurance subsidiary by adjusting annuity GAAP account value reserves using VA CARVM. Methodology is consistent with domestic accumulation annuity reserves. The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2011 and 2010.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $179,493,239 and $16,559,135 as of December 31, 2011 and 2010, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2011 and 2010 were $60,883,805, and $43,795,716, respectively. The net capital gains and (losses) captured in the IMR, net of taxes, in 2011, 2010, and 2009 were $22,055,099, $67,929,917 and $(3,241,828), respectively. The amount of income and (expense) amortized from the IMR net of taxes in 2011, 2010, and 2009 included in the Company's Statements of Operations, was $4,967,011, $15,097,035 and $(1,369,985), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 --Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed bonds were $9,684,957, $16,191,903 and $110,124,000 for the years ended December 31, 2011, 2010 and 2009, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities were $245,204, $0 and $16,593,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2011, 2010 and 2009, the Company had impaired mortgage loans on real estate with a related allowance for credit losses of $682,306, $2,561,000 and $42,212,000, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

Amounts for prior years have been restated to conform to 2011 presentation.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) was issued in December 2009, updated in September 2010, and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R allows for an option to increase the admitted deferred tax assets for companies with a risk-based capital calculation that exceeds a stated threshold. Additional disclosures are required for 2010 and 2011 to the extent tax planning strategies are utilized to admit deferred tax assets. The implementation and financial impact of this on the Company as of December 31, 2011 and 2010 was an increase of $176,605,742 and $181,471,058, respectively, in net admitted deferred tax assets with a corresponding increase of $176,605,742, $181,471,058 and $266,358,000 in surplus in aggregate write-ins for special surplus funds which is included in the Statements of Changes in Capital and Surplus for the years ended December 31, 2011, 2010 and 2009, respectively. (See
Note 5).

SSAP No. 43 -- Revised -- was issued by the NAIC in September 2009 and was effective September 30, 2009. SSAP No. 43 -- Revised supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment). SSAP 43 -- Revised establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3. The implementation of SSAP No. 43 -- Revised in 2009 negatively impacted net income for other-than-temporary impairments of loan-backed securities by $14,377,000 in 2009.

Effective January 1, 2012, the Company will adopt SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus will not be material. As a result of the adoption, during the first quarter of 2012 the Company will reclassify an amount between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R and which will no longer be required to be presented as special surplus funds.

3. INVESTMENTS

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                                   2011          2010          2009
---------------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $509,808,728  $469,730,083  $440,304,551
Interest income from contract loans              22,747,522    20,359,950    22,025,093
Interest income from mortgage loans on real
 estate                                          30,291,082    27,188,650    31,263,546
Interest and dividends from other investments    86,751,995   150,668,061    21,271,120
Gross investment income                         649,599,327   667,946,744   514,864,310
 Less: investment expenses                       12,581,944    16,094,342     7,815,008
                                               ------------  ------------  ------------
                        NET INVESTMENT INCOME  $637,017,383  $651,852,402  $507,049,302
                                               ------------  ------------  ------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS

                                                   2011               2010               2009
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                 $1,023,591,266     $442,646,698       $258,827,000
Gross unrealized capital losses                (161,289,941)      (195,775,301)      (400,588,000)
Net unrealized capital gains (losses)           862,301,325        246,871,397       (141,761,000)
Balance, beginning of year                      246,871,397       (141,761,000)      (891,652,000)
                                               ------------       ------------       ------------
       CHANGE IN NET UNREALIZED CAPITAL GAINS
 (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS  $615,429,928       $388,632,397       $749,891,000
                                               ------------       ------------       ------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                                                   2011               2010                2009
-------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                   $4,123,643          $2,105,046        $32,641,000
Gross unrealized capital losses                (174,273,946)       (337,772,932)       (49,799,000)
Net unrealized capital losses                  (170,150,303)       (335,667,886)       (17,158,000)
Balance, beginning of year                     (335,667,886)        (17,158,000)      (157,463,000)
                                               ------------       -------------       ------------
       CHANGE IN NET UNREALIZED CAPITAL GAINS
      (LOSSES) ON COMMON STOCKS AND PREFERRED
                                       STOCKS  $165,517,583       $(318,509,886)      $140,305,000
                                               ------------       -------------       ------------

(D) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                   2011               2010                2009
--------------------------------------------------------------------------------------------------------
Bonds and short-term investments                $56,145,379         $57,288,750       $(102,509,870)
Common stocks -- unaffiliated                       144,514              10,124            (610,426)
Preferred stocks -- unaffiliated                   (245,204)                 --         (12,733,309)
Mortgage loans on real estate                            --         (43,549,377)         (5,911,081)
Derivatives                                     (77,242,753)       (614,797,438)       (148,011,242)
Other invested assets                            12,472,692           5,232,690          (4,598,809)
Realized capital losses                          (8,725,372)      (595,815, 251)       (274,374,737)
Capital gains tax expense (benefit)              10,257,387          24,972,649          (1,061,663)
Net realized capital losses, after tax          (18,982,759)       (620,787,900)       (273,313,074)
 Less: amounts transferred to IMR                22,055,099          67,929,917          (3,241,828)
                                               ------------       -------------       -------------
       NET REALIZED CAPITAL LOSSES, AFTER TAX  $(41,037,858)      $(688,717,817)      $(270,071,246)
                                               ------------       -------------       -------------

For the years ended December 31, 2011, 2010 and 2009, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,028,566,737, $6,758,918,000 and $8,402,279,000, gross realized capital gains of $103,207,903,
$113,537,000 and $126,993,000, and gross realized capital losses of $46,490,884,
$40,731,000 and $119,379,000 respectively, before transfers to the IMR.

For the years ended December 31, 2011, 2010 and 2009, sales of unaffiliated common and preferred stocks resulted in proceeds of $875,698, $10,124 and $6,812,000, gross realized capital gains of $152,187, $10,124 and $2,737,000, and gross realized capital losses of $7,673, $0 and $76,000, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2011 and 2010, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2011 and 2010 were $39,019,185,529 and $39,112,849,000, respectively. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2011 and 2010 was $1,780,276,715 and $988,931,000, respectively. As of December 31,
2011 and 2010 the average fair value for derivatives held for other investment and/or risk management activities was $994,929,586 and $816,972,000, respectively. The carrying value of derivative instruments at December 31, 2011 and 2010 was $1,566,600,905 and $797,399,090, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is approximately one year. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2011 and 2010 interest rate swaps used in cash flow hedge relationships had a notional value of $360,000,000 and $522,000,000, respectively, a fair value of $24,655,599 and $9,793,000, respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party. As of December 31, 2011 and 2010 swaps in this strategy had a notional value of $1,775,646,363 and $1,997,409,000, respectively, a fair value of $183,792,418 and $177,154,000, respectively, and a carrying value of $0.

Foreign currency swaps are also used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in British pounds and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2011 and 2010 foreign currency swaps used to hedge foreign denominated fixed maturity investments in cash flow hedge relationships had a notional value of $56,751,448 and $72,010,000, respectively, a fair value of $12,985,629 and $13,187,000, respectively, and a carrying value of $6,971,433 and $8,724,000, respectively.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR. As of December 31, 2011 interest rate swaps used in fair value hedge relationships had a notional value of $109,945,000, a fair value of $(763,003), and a carrying value of $0. As of December 31, 2010 the Company did not hold any interest rate swaps used in fair value hedge relationships.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Swaps used in replication transactions had a notional value at December 31, 2011 and 2010 of $26,900,000 and $20,500,000,
respectively, a fair value of $(278,993) and $465,000, respectively, and a carrying value of $(255,592) and $343,000, respectively.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. The Company entered into these interest rate caps during 2006 and 2007. As of December 31, 2011 and 2010 interest rate caps had a notional value of $54,077,000, a fair value of $4,596 and $84,000, respectively, and a carrying value of $4,596 and $84,000, respectively. For the years ended December 31, 2011 and 2010 there were no realized gains and losses on interest rate caps. For the year ended December 31, 2009 derivative contracts in this strategy reported losses of $(230,000) in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2011 and 2010 credit default swaps, excluding swaps in offsetting relationships, had a notional value of $274,554,456 and $378,214,000, respectively, a fair value of $3,715,157 and
$(1,725,000), respectively, and a carrying value of $3,715,157 and $(1,725,000), respectively. For the years ended December 31, 2011, 2010 and 2009 credit default swaps reported gains of $737,608, $1,329,000 and $802,000, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2011 and 2010 credit default swaps in offsetting relationships had a notional value of $574,371,572 and $589,715,000, respectively, a fair value of $(5,046,916) and $(4,120,000), respectively, and a carrying value of $(5,046,916) and $(4,120,000), respectively. For the years ended December 31, 2011, 2010 and 2009 credit default swaps in offsetting relationships reported losses of $(265,240), $(4,000) and a gain of $3,000, respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2011, and 2010 foreign currency swaps had a notional value of $50,000,000, a fair value of $(7,205,145), and $(8,568,000), respectively, and a carrying value of $(7,205,145) and $(8,568,000), respectively. For the year ended December 31, 2011 there were no realized gains and losses on foreign currency swaps. For the years ended December 31, 2010 and 2009 derivative contracts in this strategy reported a loss of $(993,000), and a gain of $1,349,000, respectively, in realized capital gains and losses.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2011 and 2010 derivative contracts in this strategy had a notional value of $11,173,683,273 and $11,930,602,000, respectively, a fair value of $729,863,889 and $384,420,000, respectively, and a carrying value of $729,863,889 and $384,420,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported losses of $(162,431,340), $(144,744,000), and gains of $75,643,000, respectively, in realized capital gains and losses.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products. As of December 31, 2011 derivative contracts in this strategy had a notional value of $13,790,326, and a fair value and a carrying value of $568,854. As of December 31, 2010 the Company did not hold any equity indexed options in this strategy. For the year ended December 31, 2011 derivative contracts in this strategy reported a loss of $(66,014) in realized capital gains and losses. For the years ended December 31, 2010 and 2009 there were no realized gains and losses on equity index options.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration between assets and liabilities. As of December 31, 2011 derivative contracts in this strategy, excluding contracts in offsetting relationships, had a notional value of $460,645,000, a fair value and a carrying value of $(85,805). As of December 31, 2010 the Company did not have any derivative contracts in this strategy, excluding swaps in offsetting relationships. During 2011, 2010, and 2009 interest rates swaps and futures reported gains of $112,038, $5,772,000, and $103,000, respectively, in realized capital gains and losses. The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2011 and 2010 interest rate swaps in offsetting relationships had a notional value of $225,000,000, a fair value of $(16,422,238) and $(16,943,000), respectively, and a carrying value of $(16,422,238) and $(16,943,000), respectively. For the years ended December 31, 2011 and 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2010 interest rate swaps in offsetting relationships reported a gain of $5,822,000 in realized capital gains and losses.

U.S. MACRO HEDGE PROGRAM: The Company purchases equity options and futures to economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets. As of December 31, 2011 and 2010 derivative contracts in this strategy had a notional value of $6,819,098,500 and $11,317,517,000, respectively, a fair value of $356,561,449 and $203,468,000, respectively, and a carrying value of $356,561,449 and $203,468,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported losses of $(276,124,822), $(342,821,000), and $(124,164,000), respectively, in realized capital gains and losses.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to partially hedge against declines in equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company. As of December 31, 2011 and 2010 derivative contracts in international program hedging instruments had a notional value of $17,044,722,591 and $11,955,805,000, respectively, a fair value of $497,931,224 and $231,716,000, respectively, and a carrying value of $497,931,224 and $231,716,000, respectively. For the years ended December 31, 2011, 2010 and 2009 derivative contracts in this strategy reported gains of $326,757,980, and losses of $(171,159,000), and $(78,631,000), respectively, in realized capital gains and losses.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2011

                                                                               WEIGHTED
                                                                                AVERAGE
                                   NOTIONAL       FAIR        CARRYING         YEARS TO
(AMOUNTS IN THOUSANDS)            AMOUNT (2)      VALUE        VALUE           MATURITY
-------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $148,153      $(2,394)     $(2,370)          2 years
 Below investment grade risk
  exposure                           14,313          (36)         (36)          2 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          209,543       (2,110)      (2,110)          5 years
 Investment grade risk
  exposure                           70,000       (6,374)      (6,374)          7 years
Credit linked notes
 Below investment grade risk
  exposure                           50,000       39,875       49,900           6 years
                                   --------      -------      -------           -------
                        TOTAL      $492,009      $28,961      $39,010
                                   --------      -------      -------

                                     UNDERLYING REFERENCED
                                    CREDIT OBLIGATION(S) (1)

                                                       AVERAGE
                                                       CREDIT
(AMOUNTS IN THOUSANDS)              TYPE               RATING
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
                                     Corporate
 Investment grade risk          Credit/Foreign
  exposure                                Gov.             A-
 Below investment grade risk         Corporate
  exposure                              Credit            BB+
Basket credit default swaps
 (4)                                 Corporate
 Investment grade risk
  exposure                              Credit           BBB+
 Investment grade risk
  exposure                         CMBS Credit             A+
Credit linked notes
 Below investment grade risk         Corporate
  exposure                              Credit            BB+
                               ---------------          -----
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
(AMOUNTS IN THOUSANDS)            AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps

 Investment grade risk
  exposure                         $121,253          $(1,644)        $(1,644)
 Below investment grade risk
  exposure                           14,313          (1,252)         (1,252)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781             929             929
 Investment grade risk
  exposure                           70,000           6,374           6,374
Credit linked notes
 Below investment grade risk
  exposure                               --              --              --
                                   --------          ------          ------
                        TOTAL      $284,347          $4,407          $4,407
                                   --------          ------          ------

                            AS OF DECEMBER 31, 2010

                                                                                 WEIGHTED
                                                                                 AVERAGE
                                   NOTIONAL        FAIR        CARRYING          YEARS TO
(AMOUNTS IN THOUSANDS)            AMOUNT (2)      VALUE         VALUE            MATURITY
---------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $142,872         $(380)        $(502)          2 years
 Below investment grade risk
  exposure                           20,866           (42)          (42)          3 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          243,459         2,239         2,239           5 years
 Investment grade risk
  exposure                           70,000        (2,961)       (2,961)          7 years
Credit linked notes
 Below investment grade risk
  exposure                           50,000        43,400        49,880           6 years
                                   --------      --------      --------          --------
                        TOTAL      $527,197       $42,256       $48,614
                                   --------      --------      --------

                                            UNDERLYING REFERENCED
                                          CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
(AMOUNTS IN THOUSANDS)                   TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                        Corporate
  exposure                          Credit/Foreign Gov.                 A-
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit               BBB+
 Investment grade risk
  exposure                                  CMBS Credit                 A+
Credit linked notes
 Below investment grade risk
  exposure                             Corporate Credit                BB+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
(AMOUNTS IN THOUSANDS)            AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $122,372           $(157)          $(157)
 Below investment grade risk
  exposure                           20,866          (3,077)         (3,077)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781          (1,136)         (1,136)
 Investment grade risk
  exposure                           70,000           2,961           2,961
Credit linked notes
 Below investment grade risk
  exposure                               --              --              --
                                   --------          ------          ------
                        TOTAL      $292,019          $(1,409)        $(1,409)
                                   --------          ------          ------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $279,543 and $313,459 as of December 31, 2011 and 2010,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2011, 2010, and 2009 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2011 and 2010, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                  GROSS             GROSS                 ESTIMATED
                                              STATEMENT         UNREALIZED        UNREALIZED                FAIR
                                                VALUE             GAINS             LOSSES                  VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2011
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --                $755,130,295      $104,729,396       $(1,048,670)           $858,811,021
  excluding asset-backed
 -- Guaranteed and sponsored --               1,186,617,224        44,551,484           (66,086)          1,231,102,622
  asset-backed
States, municipalities and political            413,682,584        43,804,332          (954,164)            456,532,752
 subdivisions
International governments                       107,425,052         9,605,312          (393,067)            116,637,297
All other corporate -- excluding              6,131,755,165       687,886,439       (28,337,748)          6,791,303,856
 asset-backed
All other corporate -- asset-backed           1,436,711,752        64,964,862      (107,770,233)          1,393,906,381
Hybrid securities                                66,811,576            44,045       (22,719,973)             44,135,648
Short-term investments                        2,395,806,381                --                --           2,395,806,381
Affiliated bond                               1,296,220,489        68,005,396                --           1,364,225,885
                                          -----------------  ----------------  ----------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $13,790,160,518    $1,023,591,266     $(161,289,941)        $14,652,461,843
                                          -----------------  ----------------  ----------------       -----------------

                                                                              GROSS           GROSS                 ESTIMATED
                                                                           UNREALIZED       UNREALIZED                FAIR
                                                             COST             GAINS           LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2011
Common stocks -- unaffiliated                               $152,370,800     $3,456,202       $(9,800,861)           $146,026,141
Common stocks -- affiliated                                1,025,139,835        667,441      (163,216,084)            862,591,192
                                                       -----------------  -------------  ----------------       -----------------
                                  TOTAL COMMON STOCKS     $1,177,510,635     $4,123,643     $(173,016,945)         $1,008,617,333
                                                       -----------------  -------------  ----------------       -----------------

                                                                                  GROSS            GROSS              ESTIMATED
                                                                STATEMENT       UNREALIZED       UNREALIZED             FAIR
                                                                  VALUE           GAINS            LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2011
Preferred stocks -- unaffiliated                                 $8,446,226        $ --           $(1,257,001)         $7,189,225
                                                              -------------        ----        --------------       -------------
                                      TOTAL PREFERRED STOCKS     $8,446,226        $ --           $(1,257,001)         $7,189,225
                                                              -------------        ----        --------------       -------------

                                                                           GROSS            GROSS                  ESTIMATED
                                                      STATEMENT         UNREALIZED        UNREALIZED                 FAIR
                                                        VALUE              GAINS            LOSSES                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31,
 2010
U.S. government and government agencies and
authorities:
 -- Guaranteed and sponsored -- exluding                $811,351,000       $2,646,000      $(38,920,000)             $775,077,000
  asset-backed
 -- Guaranteed and sponsored -- asset-backed             842,971,000       19,961,000        (4,249,000)              858,683,000
States, municipalities and political                     184,201,000        1,483,000        (6,939,000)              178,745,000
 subdivisions
International governments                                104,746,000        5,004,000          (546,000)              109,204,000
All other corporate -- excluding asset-backed          4,858,817,000      319,349,000       (39,143,000)            5,139,023,000
All other corporate -- asset-backed                    1,378,583,000       37,862,000       (94,423,000)            1,322,022,000
Hybrid securities                                         91,948,000           63,000       (11,555,000)               80,456,000
Short-term investments                                 1,377,157,000               --                --             1,377,157,000
Affiliated bond                                        1,419,615,000       56,278,000                --             1,475,893,000
                                                 -------------------  ---------------  ----------------       -------------------
         TOTAL BONDS AND SHORT-TERM INVESTMENTS      $11,069,389,000     $442,646,000     $(195,775,000)          $11,316,260,000
                                                 -------------------  ---------------  ----------------       -------------------

                                                                                GROSS           GROSS                ESTIMATED
                                                                             UNREALIZED       UNREALIZED               FAIR
                                                               COST             GAINS           LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2010
Common stocks -- unaffiliated                                   $5,487,000     $2,105,000           $(2,000)           $7,590,000
Common stocks -- affiliated                                  1,077,880,000             --      (336,069,000)          741,811,000
                                                         -----------------  -------------  ----------------       ---------------
                                    TOTAL COMMON STOCKS     $1,083,367,000     $2,105,000     $(336,071,000)         $749,401,000
                                                         -----------------  -------------  ----------------       ---------------

                                                                                  GROSS            GROSS              ESTIMATED
                                                                STATEMENT       UNREALIZED       UNREALIZED             FAIR
                                                                  VALUE           GAINS            LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2010
Preferred stocks -- unaffiliated                                 $8,902,000        $ --           $(1,702,000)         $7,200,000
                                                              -------------        ----        --------------       -------------
                                      TOTAL PREFERRED STOCKS     $8,902,000        $ --           $(1,702,000)         $7,200,000
                                                              -------------        ----        --------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2011 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                               STATEMENT           ESTIMATED
                                                 VALUE            FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                        $3,032,142,342     $3,079,727,758
Due after one year through five years           3,016,788,584      3,245,562,366
Due after five years through ten years          3,919,511,930      4,216,289,478
Due after ten years                             3,821,717,662      4,110,882,241
                                           ------------------  -----------------
                                    TOTAL     $13,790,160,518    $14,652,461,843
                                           ------------------  -----------------

At December 31, 2011 and 2010, securities with a statement value of $3,849,385 and $3,821,000, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 5.20% and 3.44% and 5.36% and 3.50% for loans during 2011 and 2010, respectively. During 2011 and 2010, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2011 and 2010, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75.47%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2011 and 2010, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2011 and 2010, there were impaired loans with a related allowance for credit losses of $682,306 and $2,560,968 with interest income recognized during the period the loans were impaired of $4,961,927 and $1,593,157, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2011, 2010 and 2009.

(J) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

In 2009, the Company participated in a securities lending program to generate additional income, whereby certain domestic fixed income securities were loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provided collateral of 102% of the market value of the loaned securities. Acceptable collateral was in the form of cash or U.S. government securities. The market value of the loaned securities was monitored and additional collateral was obtained if the market value of the collateral fell below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. The Company earned income from the cash collateral or received a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0, $0 and $1,232,000 for the years ended December 31, 2011, 2010 and 2009, respectively, which was included in net investment income. The Company did not participate in a securities lending program in 2011 and 2010.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2011 and 2010, collateral pledged of $369,461,123 and $260,873,830, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2011 and 2010, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a statement value of $1,708,566,498 and $840,945,555, respectively. At December 31, 2011 and 2010, cash collateral of $1,488,105,981 and $714,130,990 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The fair value of the cash collateral invested in cash and short-term investments was $1,488,105,981 and $714,130,990 as of December 31, 2011 and 2010, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2011 and 2010. As of December 31, 2011 and 2010, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2011 and 2010.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

                                            LESS THAN 12 MONTHS
                             AMORTIZED          FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE              LOSSES
-------------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                    $125,903         $124,854            $(1,049)
 -- guaranteed &
  sponsored
 -- asset backed                 36,541           36,477                (64)
States, municipalities
 & political
 subdivisions                    74,804           74,119               (685)
International
 governments                        315              315                 --
All other corporate
 including
 international                  649,737          625,937            (23,800)
All other
 corporate-asset
 backed                         369,249          341,134            (28,115)
Hybrid securities                 2,257            2,200                (57)
                            -----------      -----------          ---------
TOTAL FIXED MATURITIES        1,258,806        1,205,036            (53,770)
Common stock --
 unaffiliated                    62,886           53,088             (9,798)
Common stock --
 affiliated                          --               --                 --
Preferred stock --
 unaffiliated                        --               --                 --
                            -----------      -----------          ---------
TOTAL EQUITY                     62,886           53,088             (9,798)
                            -----------      -----------          ---------
TOTAL SECURITIES             $1,321,692       $1,258,124           $(63,568)
                            -----------      -----------          ---------

                                          12 MONTHS OR MORE
                             AMORTIZED          FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE           LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                        $ --             $ --             $ --
 -- guaranteed &
  sponsored
 -- asset backed                    126              124               (2)
States, municipalities
 & political
 subdivisions                    10,000            9,731             (269)
International
 governments                      5,000            4,607             (393)
All other corporate
 including
 international                   78,131           73,593           (4,538)
All other
 corporate-asset
 backed                         429,162          349,507          (79,655)
Hybrid securities                61,557           38,894          (22,663)
                            -----------      -----------      -----------
TOTAL FIXED MATURITIES          583,976          476,456         (107,520)
Common stock --
 unaffiliated                         3               --               (3)
Common stock --
 affiliated                     931,352          768,136         (163,216)
Preferred stock --
 unaffiliated                     8,248            6,991           (1,257)
                            -----------      -----------      -----------
TOTAL EQUITY                    939,603          775,127         (164,476)
                            -----------      -----------      -----------
TOTAL SECURITIES             $1,523,579       $1,251,583        $(271,996)
                            -----------      -----------      -----------

                                               TOTAL
                             AMORTIZED          FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)         COST             VALUE           LOSSES
----------------------  ----------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                    $125,903         $124,854         $(1,049)
 -- guaranteed &
  sponsored
 -- asset backed                 36,667           36,601             (66)
States, municipalities
 & political
 subdivisions                    84,804           83,850            (954)
International
 governments                      5,315            4,922            (393)
All other corporate
 including
 international                  727,868          699,530         (28,338)
All other
 corporate-asset
 backed                         798,411          690,641        (107,770)
Hybrid securities                63,814           41,094         (22,720)
                            -----------      -----------      ----------
TOTAL FIXED MATURITIES        1,842,782        1,681,492        (161,290)
Common stock --
 unaffiliated                    62,889           53,088          (9,801)
Common stock --
 affiliated                     931,352          768,136        (163,216)
Preferred stock --
 unaffiliated                     8,248            6,991          (1,257)
                            -----------      -----------      ----------
TOTAL EQUITY                  1,002,489          828,215        (174,274)
                            -----------      -----------      ----------
TOTAL SECURITIES             $2,845,271       $2,509,707       $(335,564)
                            -----------      -----------      ----------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items nonadmitted and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2011, fixed maturities, comprised of approximately 480 securities, accounted for approximately 94% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2011, 86% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2011 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010:

                                         LESS THAN 12 MONTHS
                            AMORTIZED          FAIR           UNREALIZED
(AMOUNTS IN THOUSANDS)         COST           VALUE             LOSSES
--------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                   $437,967        $399,047            $(38,920)
 -- guaranteed &
  sponsored
 -- asset backed               292,619         288,373              (4,246)
States, municipalities
 & political
 subdivisions                   78,330          76,053              (2,277)
International
 governments                    13,533          13,371                (162)
All other corporate
 including
 international               1,029,469         993,821             (35,648)
All other corporate --
 asset backed                  551,979         489,912             (62,067)
Hybrid securities               11,530          11,410                (120)
                            ----------      ----------          ----------
TOTAL FIXED MATURITIES       2,415,427       2,271,987            (143,440)
Common stock --
 unaffiliated                       --              --                  --
Common stock --
 affiliated                    832,517         634,250            (198,267)
Preferred stock --
 unaffiliated                    8,466           6,764              (1,702)
                            ----------      ----------          ----------
TOTAL EQUITY                   840,983         641,014            (199,969)
                            ----------      ----------          ----------
TOTAL SECURITIES            $3,256,410      $2,913,001           $(343,409)
                            ----------      ----------          ----------

                        LESS THAN 12 MONTHS      12 MONTHS OR MORE
                        UNREALIZED  AMORTIZED            FAIR           UNREALIZED
(AMOUNTS IN THOUSANDS)  LOSSES        COST               VALUE            LOSSES
----------------------  ------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                              $ --               $ --                $ --
 -- guaranteed &
  sponsored
 -- asset backed                          196                193                  (3)
States, municipalities
 & political
 subdivisions                          35,000             30,338              (4,662)
International
 governments                            5,000              4,616                (384)
All other corporate
 including
 international                         51,227             47,732              (3,495)
All other corporate --
 asset backed                         246,987            214,631             (32,356)
Hybrid securities                      78,482             67,047             (11,435)
                                    ---------          ---------          ----------
TOTAL FIXED MATURITIES                416,892            364,557             (52,335)
Common stock --
 unaffiliated                               2                 --                  (2)
Common stock --
 affiliated                           245,363            107,561            (137,802)
Preferred stock --
 unaffiliated                              --                 --                  --
                                    ---------          ---------          ----------
TOTAL EQUITY                          245,365            107,561            (137,804)
                                    ---------          ---------          ----------
TOTAL SECURITIES                     $662,257           $472,118           $(190,139)
                                    ---------          ---------          ----------

                        12 MONTHS OR MORE             TOTAL
                        UNREALIZED RTIZED          FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)  LOSSES     COST           VALUE               LOSSES
----------------------  --------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
 -- guaranteed &
  sponsored                       $437,967        $399,047            $(38,920)
 -- guaranteed &
  sponsored
 -- asset backed                   292,815         288,566              (4,249)
States, municipalities
 & political
 subdivisions                      113,330         106,391              (6,939)
International
 governments                        18,533          17,987                (546)
All other corporate
 including
 international                   1,080,696       1,041,553             (39,143)
All other corporate --
 asset backed                      798,966         704,543             (94,423)
Hybrid securities                   90,012          78,457             (11,555)
                                ----------      ----------          ----------
TOTAL FIXED MATURITIES           2,832,319       2,636,544            (195,775)
Common stock --
 unaffiliated                            2              --                  (2)
Common stock --
 affiliated                      1,077,880         741,811            (336,069)
Preferred stock --
 unaffiliated                        8,466           6,764              (1,702)
                                ----------      ----------          ----------
TOTAL EQUITY                     1,086,348         748,575            (337,773)
                                ----------      ----------          ----------
TOTAL SECURITIES                $3,918,667      $3,385,119           $(533,548)
                                ----------      ----------          ----------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items nonadmitted and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2010, fixed maturities, comprised of approximately 560 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to CMBS and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2010, 96% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2010 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2010.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

For the year ended December 31, 2011, the Company recognized losses for other-than-temporary impairments ("OTTI") on loan-backed and structured securities of $7,589,358 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $40,176,589 and $32,587,231, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI for loan-backed securities held as of December 31, 2011 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                            2
                                         BOOK/ADJ
                                         CARRYING
                                          VALUE                     3
                                        AMORTIZED             PRESENT VALUE
                                       COST BEFORE                  OF
               1                      CURRENT PERIOD            PROJECTED
             CUSIP                         OTTI                 CASH FLOWS
--------------------------------------------------------------------------------
  00503N            AB         7         $7,535,388              $1,959,990
  05947U            HT         8          3,987,817               3,981,363
  059497            BW         6          9,725,618               9,468,201
  059500            BK         3            324,723                 301,919
  07383F            YN         2          1,426,119               1,353,732
  07388N            AX         4          8,656,256               6,740,942
  1248MB            AJ         4            999,970                 837,548
  15188R            AB         8            985,186                  77,012
  15188R            AC         6            103,020                  34,782
  173067            AJ         8          1,373,631               1,082,028
  22540V            V3         3          2,653,742               2,644,326
  22541N            VA         4          2,380,022               2,338,979
  22545X            BB         8          2,034,495               1,474,961
  36158Y            BE         8            929,981                 920,612
  361849            N6         5          1,365,928                 690,903
  46625M            CY         3            644,072                 572,349
  46625M            KQ         1          1,741,503               1,562,569
  46625Y            JP         9            787,944                 729,302
  46625Y            WE         9          3,076,000               2,571,757
  55312Y            BD         3          2,224,569               1,767,229


                                                                                   7
                                                                                DATE OF
                                        5                  6                   FINANCIAL
                    4               AMORTIZED             FAIR                 STATEMENT
               RECOGNIZED           COST AFTER          VALUE AT                 WHERE
                  OTTI                 OTTI           TIME OF OTTI             REPORTED
-----------  ---------------------------------------------------------------------------------
  00503N         $(5,575,398)        $1,959,990           $607,018              9/30/2009
  05947U              (6,454)         3,981,363          3,980,969              9/30/2009
  059497            (257,417)         9,468,201          8,381,882              9/30/2009
  059500             (22,804)           301,919            279,440              9/30/2009
  07383F             (72,387)         1,353,732          1,587,169              9/30/2009
  07388N          (1,915,314)         6,740,942          6,301,194              9/30/2009
  1248MB            (162,422)           837,548            393,426              9/30/2009
  15188R            (908,174)            77,012            251,926              9/30/2009
  15188R             (68,238)            34,782            111,797              9/30/2009
  173067            (291,603)         1,082,028          1,532,755              9/30/2009
  22540V              (9,416)         2,644,326          2,502,017              9/30/2009
  22541N             (41,043)         2,338,979          2,347,354              9/30/2009
  22545X            (559,534)         1,474,961          1,358,469              9/30/2009
  36158Y              (9,369)           920,612            866,016              9/30/2009
  361849            (675,025)           690,903            946,149              9/30/2009
  46625M             (71,723)           572,349            526,565              9/30/2009
  46625M            (178,934)         1,562,569          1,521,277              9/30/2009
  46625Y             (58,642)           729,302            741,670              9/30/2009
  46625Y            (504,243)         2,571,757          3,146,164              9/30/2009
  55312Y            (457,340)         1,767,229          1,494,736              9/30/2009

                                          2
                                       BOOK/ADJ
                                       CARRYING
                                        VALUE                     3
                                      AMORTIZED             PRESENT VALUE
                                     COST BEFORE                  OF
              1                     CURRENT PERIOD            PROJECTED
            CUSIP                        OTTI                 CASH FLOWS
------------------------------------------------------------------------------
 75970J           AU         0             10,731                   9,123
 78402K           AA         3            769,074                 135,713
 78402K           AB         1            135,046                  36,892
 92978T           BU         4          5,534,393               3,809,262
 93364L           AD         0          7,945,532               5,903,490
 12669R           AC         1            999,360                 351,328
 23243N           AF         5          8,660,779               4,126,189
 46627Q           BD         9          1,806,424               1,169,582
 75970J           AU         0              7,970                     344
 00503N           AB         7          1,693,311               1,186,748
 46627Q           BD         9          1,160,155               1,142,892
 00503N           AB         7          1,050,813                 497,908
 22541N           NJ         4          5,519,877               4,981,232
 00503N           AB         7            339,385                      --
 46627Q           BD         9          1,113,437               1,052,711
 46625M           CY         3            131,678                 112,628
 83611Y           AD         4          2,291,525               2,256,378
 22540V           V3         3            744,763                 707,340
 36158Y           BE         8            134,272                  76,272
 46625M           CY         3             81,434                  46,372
 46625M           KQ         1            530,791                 475,970
 46627Q           BD         9          1,030,054                 912,949
 46627Q           BD         9            899,658                 823,559
 07383F           MR         6            132,490                 127,782
 173067           GH         6            546,570                 502,821
 22540V           V3         3            302,095                 212,829
 46625M           PS         2          1,058,378                 914,896
 61746W           HJ         2            368,434                 260,421
 949837           AA         6         10,610,884              10,505,147
 94985F           AA         6         11,412,104              11,285,301
                                                                    TOTAL


                                                                              7
                                                                           DATE OF
                                       5                   6              FINANCIAL
                 4                 AMORTIZED              FAIR            STATEMENT
             RECOGNIZED           COST AFTER            VALUE AT            WHERE
                OTTI                 OTTI             TIME OF OTTI         REPORTED
---------  --------------------------------------------------------------------------
 75970J            (1,608)                9,123              1,859          9/30/2009
 78402K          (633,361)              135,713            135,000          9/30/2009
 78402K           (98,154)               36,892             45,000          9/30/2009
 92978T        (1,725,131)            3,809,262          4,213,330          9/30/2009
 93364L        (2,042,042)            5,903,490          2,400,000          9/30/2009
 12669R          (648,032)              351,328            351,285         12/31/2009
 23243N        (4,534,590)            4,126,189          2,820,805         12/31/2009
 46627Q          (636,842)            1,169,582          1,055,039         12/31/2009
 75970J            (7,626)                  344                169         12/31/2009
 00503N          (506,563)            1,186,748            364,211          3/31/2010
 46627Q           (17,263)            1,142,892          1,142,892          3/31/2010
 00503N          (552,905)              497,908            333,860          6/30/2010
 22541N          (538,645)            4,981,232          4,846,253          6/30/2010
 00503N          (339,385)                   --                 --          9/30/2010
 46627Q           (60,726)            1,052,711          1,613,441         12/31/2010
 46625M           (19,050)              112,628             45,254          3/31/2011
 83611Y           (35,147)            2,256,378          1,591,947          3/31/2011
 22540V           (37,423)              707,340            434,108          6/30/2011
 36158Y           (58,000)               76,272             65,215          6/30/2011
 46625M           (35,062)               46,372             27,758          6/30/2011
 46625M           (54,821)              475,970            401,846          6/30/2011
 46627Q          (117,105)              912,949          1,546,254          6/30/2011
 46627Q           (76,099)              823,559            823,398          9/30/2011
 07383F            (4,708)              127,782             70,900         12/31/2011
 173067           (43,749)              502,821            490,578         12/31/2011
 22540V           (89,266)              212,829             53,423         12/31/2011
 46625M          (143,482)              914,896            779,975         12/31/2011
 61746W          (108,013)              260,421            344,430         12/31/2011
 949837          (105,737)           10,505,147          9,985,619         12/31/2011
 94985F          (126,803)           11,285,301         10,809,235         12/31/2011
           --------------       ---------------       ------------       ------------
             $(25,242,818)
           --------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's financial statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011 and 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of December 31:

                                                            QUOTED PRICES IDECEMBER 31, 2011
                                                             ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                                              FOR IDENTICAL              OBSERVABLE              UNOBSERVABLE
                                                                 ASSETS                    INPUTS                   INPUTS
(AMOUNTS IN THOUSANDS)                     TOTAL                (LEVEL 1)                (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed           $2,468                   $ --                    $ --                    $2,468
Common stocks                                146,960                146,956                      --                         4
                                       -------------          -------------              ----------              ------------
               TOTAL BONDS AND STOCKS        149,428                146,956                      --                     2,472
Derivative assets
 Credit derivatives                           (1,587)                    --                  (1,075)                     (512)
 Equity derivatives                              569                     --                      --                       569
 Foreign exchange derivatives                   (234)                    --                    (234)                       --
 Interest rate derivatives                    19,681                     --                  19,676                         5
 GMWB hedging instruments                    729,864                     --                  43,792                   686,072
 US macro hedge program                      356,561                     --                      --                   356,561
 International program hedging
  instruments                                497,931                     --                 518,083                   (20,152)
                                       -------------          -------------              ----------              ------------
              TOTAL DERIVATIVE ASSETS      1,602,785                     --                 580,242                 1,022,543
Separate Account assets (1)               48,234,930             48,234,930                      --                        --
                                       -------------          -------------              ----------              ------------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR
                                VALUE    $49,987,143            $48,381,886                $580,242                $1,025,015
                                       -------------          -------------              ----------              ------------
Liabilities accounted for at fair
 value
Derivative liabilities
 Interest rate derivatives                  $(36,184)                  $ --                $(36,184)                     $ --
                                       -------------          -------------              ----------              ------------
   TOTAL LIABILITIES ACCOUNTED FOR AT
                           FAIR VALUE       $(36,184)                  $ --                $(36,184)                     $ --
                                       -------------          -------------              ----------              ------------

(1) Excludes approximately $20.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                            QUOTED PRICES IDECEMBER 31, 2010
                                                             ACTIVE MARKETS                                       SIGNIFICANT
                                                              FOR IDENTICAL              SIGNIFICANT              UNOBSERVABLE
                                                                 ASSETS               OBSERVABLE INPUTS              INPUTS
(AMOUNTS IN THOUSANDS)                     TOTAL                (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed             $644                   $ --                     $ --                     $644
Common stocks                                  7,589                  7,585                       --                        4
                                       -------------          -------------               ----------               ----------
               TOTAL BONDS AND STOCKS          8,233                  7,585                       --                      648
Derivative assets
 Credit derivatives                           (6,867)                    --                   (6,832)                     (35)
 Foreign exchange derivatives                 78,416                     --                   78,416                       --
 Interest rate derivatives                   (11,257)                    --                  (11,342)                      85
 GMWB hedging instruments                    442,919                     --                  (37,116)                 480,035
 US macro hedge program                      203,468                     --                       --                  203,468
 International program hedging
  instruments                                159,183                     --                  154,640                    4,543
                                       -------------          -------------               ----------               ----------
              TOTAL DERIVATIVE ASSETS        865,862                     --                  177,766                  688,096
Separate Account assets (1)               58,399,199             58,399,199
                                       -------------          -------------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR
                                VALUE    $59,273,294            $58,406,784                 $177,766                 $688,744
                                       -------------          -------------               ----------               ----------
Liabilities accounted for at fair
 value
Derivative liabilities
 Credit derivatives                           $1,365                   $ --                     $129                   $1,236
 Foreign exchange derivatives                 (5,727)                    --                   (5,727)                      --
 Interest rate derivatives                    (5,602)                    --                   (5,602)                      --
 GMWB hedging instruments                    (58,499)                    --                  (81,298)                  22,799
                                       -------------          -------------               ----------               ----------
   TOTAL LIABILITIES ACCOUNTED FOR AT
                           FAIR VALUE       $(68,463)                  $ --                 $(92,498)                 $24,035
                                       -------------          -------------               ----------               ----------

(1) Excludes approximately $20.8 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

Bonds and Stocks

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed and missing prices. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. In addition, the controls surrounding methodologies used by the third-parties are verified using a report of an independent accountant provided by the third-parties or, if unavailable, through on-site walk-throughs. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2011, 99% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs monthly analyses of derivative valuations which include both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010 98% and 97% of derivatives, respectively, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Company performs various controls on derivative valuations which include both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

       - ASSET-BACKED SECURITIES -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

       - CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.

       - FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

       - INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. This includes less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below-prime loans. Primary inputs for these structured securities are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their illiquid markets. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

       - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

       - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

       - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010:

                                                         TOTAL
                                                  REALIZED/UNREALIZED
                                                    GAINS (LOSSES)
                            FAIR VALUE               INCLUDED IN:
                          AS OF JAN. 1,           NET
(AMOUNTS IN THOUSANDS)         2011           INCOME (1)           SURPLUS
--------------------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate              $ --             $(12)                 $14
All other corporate --
 asset-backed                     644              (35)              (1,472)
All other --
 asset-backed                      --               --                   --
Preferred stocks                   --             (241)                   8
Common stocks                       4               --                   --
                             --------            -----            ---------
TOTAL BONDS AND STOCKS           $648            $(288)             $(1,450)
Derivatives
 Credit derivatives            $1,201             $ --                 $475
 Equity derivatives                --               --                 (114)
 Interest rate
  derivatives                      85               --                  (80)
 GMWB hedging
  instruments                 502,834               --              179,416
 US macro hedge
  program                     203,468               --             (128,357)
 International program
  hedging                       4,543               --               (2,917)
                             --------            -----            ---------
TOTAL DERIVATIVES (3)        $712,131             $ --              $48,423
                             --------            -----            ---------


(AMOUNTS IN THOUSANDS)      PURCHASES           SALES         SETTLEMENTS
----------------------  -----------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate              $ --            $(2)               $ --
All other corporate --
 asset-backed                  14,500             --                 (59)
All other --
 asset-backed                      --             --                  --
Preferred stocks                   --             --                  --
Common stocks                      --             --                  --
                             --------            ---            --------
TOTAL BONDS AND STOCKS        $14,500            $(2)               $(59)
Derivatives
                                                   $
 Credit derivatives             $(945)            --             $(1,243)
 Equity derivatives               683             --                  --
 Interest rate
  derivatives                      --             --                  --
 GMWB hedging
  instruments                  22,530             --             (18,708)
 US macro hedge
  program                     346,500             --             (65,050)
 International program
  hedging                     (21,778)            --                  --
                             --------            ---            --------
                                                   $
TOTAL DERIVATIVES (3)        $346,990             --            $(85,001)
                             --------            ---            --------


                            TRANSFERS          TRANSFERS           FAIR VALUE
                              INTO               OUT OF               AS OF
(AMOUNTS IN THOUSANDS)     LEVEL 3 (2)        LEVEL 3 (2)         DEC. 31, 2011
----------------------  ----------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate             $ --                $ --                 $ --
All other corporate --
 asset-backed                  7,050             (18,160)               2,468
All other --
 asset-backed                 21,466             (21,466)                  --
Preferred stocks                 233                  --                   --
Common stocks                     --                  --                    4
                             -------            --------            ---------
TOTAL BONDS AND STOCKS       $28,749            $(39,626)              $2,472
Derivatives

 Credit derivatives             $ --                $ --                $(512)
 Equity derivatives               --                  --                  569
 Interest rate
  derivatives                     --                  --                    5
 GMWB hedging
  instruments                     --                  --              686,072
 US macro hedge
  program                         --                  --              356,561
 International program
  hedging                         --                  --              (20,152)
                             -------            --------            ---------

TOTAL DERIVATIVES (3)           $ --                $ --            $1,022,543
                             -------            --------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

                                                        TOTAL
                                                 REALIZED/UNREALIZED
                                                   GAINS (LOSSES)
                            FAIR VALUE              INCLUDED IN:
                          AS OF JAN. 1,          NET
(AMOUNTS IN THOUSANDS)         2010          INCOME (1)          SURPLUS
------------------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate --
 asset-backed                    $223            $(9)               $(341)
Preferred stocks                  405             --                   --
Common stocks                       4             --                   --
                             --------            ---            ---------
TOTAL BONDS AND STOCKS           $632            $(9)               $(341)
Derivatives
 Credit derivatives                --             --                1,079
 Interest rate
  derivatives                     688             --                 (603)
 GMWB hedging
  instruments                 140,611             --             (102,205)
 US macro hedge
  program                     173,970             --             (230,361)
 International program
  hedging instruments          11,564             --              (29,953)
                             --------            ---            ---------
                                                   $
TOTAL DERIVATIVES (3)        $326,833             --            $(362,043)
                             --------            ---            ---------


                            PURCHASES,        TRANSFERS        TRANSFERS         FAIR VALUE
                            SALES, AND           INTO           OUT OF             AS OF
(AMOUNTS IN THOUSANDS)     SETTLEMENTS       LEVEL 3 (2)      LEVEL 3 (2)      DEC. 31, 2010
----------------------  -----------------------------------------------------------------------
ASSET (LIABILITY)
Assets
All other corporate --
 asset-backed                    $408            $381             $(18)               $644
Preferred stocks                 (162)             --             (243)                 --
Common stocks                      --              --               --                   4
                             --------            ----            -----            --------
TOTAL BONDS AND STOCKS           $246            $381            $(261)               $648
Derivatives
 Credit derivatives               122              --               --               1,201
 Interest rate
  derivatives                      --              --               --                  85
 GMWB hedging
  instruments                $464,428              --               --             502,834
 US macro hedge
  program                     259,859              --               --             203,468
 International program
  hedging instruments          22,932              --               --               4,543
                             --------            ----            -----            --------

TOTAL DERIVATIVES (3)        $747,341            $ --             $ --            $712,131
                             --------            ----            -----            --------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or fair value. The following table presents carrying amounts and fair values of the Company's financial instruments subject to fair value disclosures as of December 31:

                                                              2011                                      2010
                                                 STATEMENT            ESTIMATED            STATEMENT            ESTIMATED
(AMOUNTS IN THOUSANDS)                             VALUE              FAIR VALUE             VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Admitted Assets
 Bonds and short-term investments                 $13,790,161          $14,652,462          $11,069,389          $11,316,260
 Preferred stocks                                       8,446                7,189                8,902                7,200
 Common stocks -- unaffiliated                        146,026              146,026                7,590                7,590
 Mortgage loans -- affiliated                         862,591              862,591              741,811              741,811
 Mortgage loans on real estate                        660,905              687,446              436,752              446,075
 Derivative related assets (1)                      1,602,785            1,596,069              865,862              870,447
 Contract loans                                       370,655              442,771              364,509              360,979
 Separate Account assets (2)                       48,234,930           48,234,930           58,399,199           58,399,199
Liabilities
 Liability for deposit-type contracts                $(65,825)            $(65,825)            $(67,566)            $(67,566)
 Derivative related liabilities (1)                   (36,184)             (36,184)             (68,463)             (68,463)
 Separate Account liabilities (2)                 (48,234,930)         (48,234,930)         (58,399,199)         (58,399,199)

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2011 and 2010, with a fair value asset position of $1,608,775 and $856,795, respectively, and a liability position of $(36,184) and $(68,463), respectively. Excludes derivative contracts that receive hedge accounting and have a $0 statement value at December 31, 2011 and 2010. These derivatives are not reported on the Statements of Admitted Assets, Liabilities and Capital and Surplus pages and have fair values as of December 31, 2011 and 2010, of $207,685 and $186,947,
     respectively.

(2) Excludes approximately $20.1 million and $20.8 million, respectively at December 31, 2011 and 2010 of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

At December 31, 2011 and 2010, the Company had no investments where it is not practicable to estimate fair value.

5. INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/("DTL)") at period end and the change in those components are as follows:
Paragraph ("Para.") references refer to SSAP No. 10R .

                                                                      2011
                                          ORDINARY                  CAPITAL                 TOTAL
------------------------------------------------------------------------------------------------------------
Gross DTA                                   $1,573,302,985         $177,028,688          $1,750,331,673
Statutory valuation allowance                           --                   --                      --
                                          ----------------       --------------       -----------------
Adjusted gross DTA                           1,573,302,985          177,028,688           1,750,331,673
Gross DTL                                     (722,553,499)                  --            (722,553,499)
                                          ----------------       --------------       -----------------
Net DTA/(DTL) before admissibility test        850,749,486          177,028,688           1,027,778,174
Nonadmitted DTA                                326,583,260          171,377,688             497,960,948
                                          ----------------       --------------       -----------------
Net admitted DTA/(DTL)                        $524,166,226           $5,651,000            $529,817,226
                                          ================       ==============       =================

                                                                     2011
                                              ORDINARY             CAPITAL               TOTAL
----------------------------------------------------------------------------------------------------
Admission calculation components
 para.10.a., 10.b. and 10.c. :
 (a) Admitted pursuant to para. 10.a.
  carryback period                                    $ --               $ --                   $ --
 (b) Admitted pursuant to para. 10.b.
  (lesser of i. or ii.)                        347,560,484          5,651,000            353,211,484
 (c) Para. 10.b.i. DTA's realized within
  one year                                     685,139,000          5,651,000            690,790,000
 (d) Para. 10.b.ii. 10% surplus
  limitation                                           XXX                XXX            353,211,484
 (e) Admitted pursuant to para. 10.c.
  offset against DTLs                          722,553,499                 --            722,553,499
                                          ----------------       ------------       ----------------
 (f) Total admission per Para. 10.a.,
  10.b. and 10.c.                           $1,070,113,983         $5,651,000         $1,075,764,983
                                          ----------------       ------------       ----------------
Admission calculation components
 para.10.e. :
 (g) Para. 10.e.i. additional carryback
  period                                              $ --               $ --                   $ --
 (h) Additional admitted pursuant to
  para. 10.e.ii. (lesser of a. or b.)          176,605,742                 --            176,605,742
 (i) Para. 10.e.ii.a. additional DTA's
  realized within three years                  391,671,516                 --            391,671,516
 (j) Para. 10.e.ii.b. additional surplus
  limitation                                           XXX                XXX            176,605,742
 (k) Additional admitted pursuant to
  para. 10.e.iii. offset against DTL's                  --                 --                     --
                                          ----------------       ------------       ----------------
 (l) Total admission per Para. 10.e.          $176,605,742               $ --           $176,605,742
                                          ----------------       ------------       ----------------
Used in para. 10.d.:
 (m) Total adjusted capital                            XXX                XXX         $3,934,408,488
 (n) Authorized control level                          XXX                XXX            182,378,317

                                                                  2011
                                            ORDINARY             CAPITAL              TOTAL
                                             PERCENT             PERCENT             PERCENT
-----------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                           0%                  0%                  0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         18%                  1%                 19%

                                                                    2011
                                             ORDINARY            CAPITAL                TOTAL
---------------------------------------------------------------------------------------------------
SSAP 10R, Para. 10.a, 10.b, and 10.c.:
 (a) Admitted DTA                           $347,560,484         $5,651,000            $353,211,484
 (b) Admitted assets                                 XXX                XXX          67,581,371,975
 (c) Adjusted statutory surplus*                     XXX                XXX           3,532,114,838
 (d) Total adjusted capital from DTAs                XXX                XXX             353,211,484
Increases due to SSAP No. 10R, Para.
 10.e.:
 (e) Admitted deferred tax assets           $176,605,742               $ --            $176,605,742
 (f) Admitted assets                                 XXX                XXX             176,605,742
 (g) Statutory surplus                               XXX                XXX             176,605,742

* As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, para. 10.b.ii.

X  XX represents not applicable amounts.

                                                        2010
                                   ORDINARY           CAPITAL             TOTAL
----------------------------------------------------------------------------------------
Gross DTA                       $1,123,942,019      $156,548,674      $1,280,490,693
Statutory valuation allowance               --                --                  --
                                --------------      ------------      --------------
Adjusted gross DTA               1,123,942,019       156,548,674       1,280,490,693
Gross DTL                         (465,290,272)               --        (465,290,272)
                                --------------      ------------      --------------
Net DTA/(DTL) before               658,651,747       156,548,674         815,200,421
 admissibility test
Nonadmitted DTA                    124,457,573       146,329,674         270,787,247
                                --------------      ------------      --------------
Net admitted DTA/(DTL)            $534,194,174       $10,219,000        $544,413,174
                                --------------      ------------      --------------

                                                                2010
                                            ORDINARY          CAPITAL            TOTAL
------------------------------------------------------------------------------------------
Admission calculation components
 para.10.a., 10.b. and 10.c. :
 (a) Admitted pursuant to para. 10.a.
  carryback period                                $ --             $ --               $ --
 (b) Admitted pursuant to para. 10.b.
  (lesser of i. or ii.)                    352,723,116       10,219,000        362,942,116
 (c) Para. 10.b.i. DTA's realized within
  one year                                 397,800,000       10,219,000        408,019,000
 (d) Para. 10.b.ii. 10% surplus
  limitation                                       XXX              XXX        362,942,116
 (e) Admitted pursuant to para. 10.c.
  offset against DTLs                      465,290,272               --        465,290,272
                                          ------------      -----------       ------------
 (f) Total admission per Para. 10.a.,
  10.b. and 10.c.                         $818,013,388      $10,219,000       $828,232,388
                                          ------------      -----------       ------------
Admission calculation components
 para.10.e. :
 (g) Para. 10.e.i. additional carryback
  period                                          $ --             $ --               $ --
 (h) Additional admitted pursuant to
  para. 10.e.ii. (lesser of a. or b.)      181,471,058               --        181,471,058
 (i) Para. 10.e.ii.a. additional DTA's
  realized within three years              238,954,884               --        238,954,884
 (j) Para. 10.e.ii.b. additional surplus
  limitation                                       XXX              XXX        181,471,058
 (k) Additional admitted pursuant to
  para. 10.e.iii. offset against DTL's              --               --                 --
                                          ------------      -----------       ------------
 (l) Total admission per Para. 10.e.      $181,471,058             $ --       $181,471,058
                                          ------------      -----------       ------------
Used in para. 10.d.:
 (m) Total adjusted capital                        XXX              XXX       $3,898,065,927
 (n) Authorized control level                      XXX              XXX        164,366,052

                                                                2010
                                            ORDINARY          CAPITAL            TOTAL
                                            PERCENT           PERCENT           PERCENT
------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                           0  %              0  %              0  %
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         12  %              2  %             14  %

                                                           2010
                                   ORDINARY             CAPITAL                TOTAL
------------------------------------------------------------------------------------------
SSAP 10R, Para. 10.a, 10.b,
 and 10.c.:
 (a) Admitted DTA                 $352,723,116         $10,219,000            $362,942,116
 (b) Admitted assets                       XXX                 XXX          73,445,450,162
 (c) Adjusted statutory
  surplus*                                 XXX                 XXX           3,648,611,820
 (d) Total adjusted capital
  from DTAs                                XXX                 XXX             362,942,116
Increases due to SSAP No. 10R,
 Para. 10.e.:
 (e) Admitted deferred tax
  assets                          $181,471,058                $ --            $181,471,058
 (f) Admitted assets                       XXX                 XXX             181,471,058
 (g) Statutory surplus                     XXX                 XXX             181,471,058

* As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, para. 10.b.ii.

                                                                                      CHANGE DURING 2011
                                                                      ORDINARY              CAPITAL               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Gross DTA                                                             $449,360,966         $20,480,014          $469,840,980
Statutory valuation allowance                                                   --                  --                    --
                                                                   ---------------       -------------       ---------------
Adjusted gross DTA                                                     449,360,966          20,480,014           469,840,980
Gross DTL                                                             (257,263,227)                 --          (257,263,227)
                                                                   ---------------       -------------       ---------------
Net DTA before admissibility test                                      192,097,739          20,480,014           212,577,753
Nonadmitted DTA                                                        202,125,687          25,048,014           227,173,701
                                                                   ---------------       -------------       ---------------
Net admitted DTA/(DTL)                                                $(10,027,948)        $(4,568,000)         $(14,595,948)
                                                                   ---------------       -------------       ---------------

                                                                                       CHANGE DURING 2011
                                                                        ORDINARY             CAPITAL              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Admission calculation components Para.10.a., 10.b. and 10.c.:
 (a) Admitted pursuant to para. 10.a. carryback period                         $ --                $ --                 $ --
 (b) Admitted pursuant to para. 10.b. (lesser of I or ii)                (5,162,632)         (4,568,000)          (9,730,632)
 (c) Para. 10.b.i. DTA's realized within one year                       287,339,000          (4,568,000)         282,771,000
 (d) Para. 10.b.ii. 10% surplus limitation                                      XXX                 XXX           (9,730,632)
 (e) Admitted pursuant to para. 10.c. offset against DTLs               257,263,227                  --          257,263,227
                                                                     --------------       -------------       --------------
 (f) Total admission per para. 10.a., 10.b. and 10.c.                  $252,100,595         $(4,568,000)        $247,532,595
Admission calculation components para.10.e.:
 (g) Para. 10.e.i. additional carryback period                                 $ --                $ --                 $ --
 (h) Additional admitted pursuant to para. 10.e.ii. (lesser of a or
  b)                                                                     (4,865,316)                 --           (4,865,316)
 (i) Para. 10.e.ii.a. additional DTA's realized within three years      152,716,632                  --          152,716,632
 (j) Para. 10.e.ii.b. additional surplus limitation                             XXX                 XXX           (4,865,316)
 (k) Additional admitted pursuant to para. 10.e.iii. offset against
  DTL's                                                                          --                  --                   --
                                                                     --------------       -------------       --------------
 (l) Total Admission per Para. 10.e.                                    $(4,865,316)               $ --          $(4,865,316)
                                                                     --------------       -------------       --------------
Used in para. 10.d.:
 (m) Total adjusted capital                                                     XXX                 XXX          $36,342,561
 (n) Authorized control level                                                   XXX                 XXX           18,012,265

                                                                                            CHANGE DURING 2011
                                                                          ORDINARY                 CAPITAL              TOTAL
                                                                          PERCENT                  PERCENT             PERCENT
---------------------------------------------------------------------------------------------------------------------------------
Impact of tax planning strategies:
 (a) Adjusted gross DTAs (% of total adjusted gross DTAs)                         0%                   0%                  0%
 (b) Net admitted adjusted gross DTAs (% of total net admitted
  adjusted gross DTAs)                                                            6%                  (1)%                 5%

                                                                                      CHANGE DURING 2011
                                                                     ORDINARY             CAPITAL                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
SSAP 10R, para. 10.a, 10.b, and 10.c.:
 (a) Admitted DTA                                                    $(5,162,632)        $(4,568,000)            $(9,730,632)
 (b) Admitted assets                                                         XXX                 XXX          (5,864,078,187)
 (c) Adjusted statutory surplus                                              XXX                 XXX            (116,496,982)
 (d) Total adjusted capital from DTAs                                        XXX                 XXX              (9,730,632)
Increases due to SSAP No. 10R, para. 10.e.:
 (e) Admitted deferred tax assets                                    $(4,865,316)               $ --             $(4,865,316)
 (f) Admitted assets                                                         XXX                 XXX              (4,865,316)
 (g) Statutory surplus                                                       XXX                 XXX              (4,865,316)

The Company has elected to admit DTA pursuant to para. 10.e. of SSAP No. 10R for both the years ending December 31, 2011 and 2010.

B.  DTLs are not recognized for the following amounts:

     Not applicable

C. 1.The components of current income tax expense are as follows:

                                                2011              2010                  2009
-------------------------------------------------------------------------------------------------------
Federal taxes before capital gains, NOL,
 and AMT                                        $87,215,151     $233,037,991          $611,745,947
Foreign taxes                                            --               --                    --
NOL limitation/utilization                               --      (91,111,901)         (219,123,083)
Alternative minimum tax                                  --        2,399,043                    --
Prior period adjustments                         27,853,194     (209,820,488)           54,085,058
                                          -----------------  ---------------       ---------------
      TOTAL CURRENT FEDERAL INCOME TAXES
                                INCURRED     $115,068,345 $     $(65,495,355)         $446,707,922
                                          -----------------  ---------------       ---------------

2.The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                2011                   2010                 CHANGE
------------------------------------------------------------------------------------------------------------
DTA: ORDINARY
  Reserves                                    $817,813,096           $397,745,905          $420,067,191
  Tax deferred acquisition costs               266,456,659            274,393,125            (7,936,466)
  Employee benefits                              5,054,636              6,406,839            (1,352,203)
  Bonds and other investments                  281,153,876            241,902,420            39,251,456
  State taxes                                           --                     --                    --
  NOL/min tax credit/foreign tax credits       190,524,387            156,094,265            34,430,122
  Unrealized ordinary gains/(losses)                    --             33,547,041           (33,547,041)
  Other                                         12,300,331             13,852,424            (1,552,093)
                                          ----------------       ----------------       ---------------
                  SUBTOTAL: DTA ORDINARY     1,573,302,985          1,123,942,019           449,360,966
   Ordinary statutory valuation
    allowance                                           --                     --                    --
                                          ----------------       ----------------       ---------------
       TOTAL ADJUSTED GROSS ORDINARY DTA     1,573,302,985          1,123,942,019           449,360,966
                                          ----------------       ----------------       ---------------
   Nonadmitted ordinary DTA                    326,583,260            124,457,573           202,125,687
                                          ----------------       ----------------       ---------------
   Admitted ordinary DTA                     1,246,719,725            999,484,446           247,235,279
                                          ----------------       ----------------       ---------------
DTA: CAPITAL
  Bonds and other investments                   20,282,441            108,023,027           (87,740,586)
  Unrealized gains/losses                      156,746,247             48,525,647           108,220,600
                                          ----------------       ----------------       ---------------
                   SUBTOTAL: DTA CAPITAL       177,028,688            156,548,674            20,480,014
   Capital statutory valuation allowance                --                     --                    --
                                          ----------------       ----------------       ---------------
        TOTAL ADJUSTED GROSS CAPITAL DTA       177,028,688            156,548,674            20,480,014
   Nonadmitted capital DTA                     171,377,688            146,329,674            25,048,014
                                          ----------------       ----------------       ---------------
   Admitted capital DTA                          5,651,000             10,219,000            (4,568,000)
                                          ----------------       ----------------       ---------------
                      TOTAL ADMITTED DTA    $1,252,370,725         $1,009,703,446          $242,667,279
                                          ----------------       ----------------       ---------------
DTL: ORDINARY
  Bonds and other investments                $(174,246,402)         $(242,823,242)          $68,576,840
  Unrealized Ordinary Gains/Losses            (360,418,791)                    --          (360,418,791)
  Deferred and uncollected                     (24,610,814)           (23,194,408)           (1,416,406)
  Reserves                                    (154,167,836)          (176,329,997)           22,162,161
  Other                                         (9,109,656)           (22,942,625)           13,832,969
                                          ----------------       ----------------       ---------------
                TOTAL GROSS ORDINARY DTL      (722,553,499)          (465,290,272)         (257,263,227)
                                          ----------------       ----------------       ---------------
DTL: CAPITAL
  Investment related                                    --                     --                    --
  Other                                                 --                     --                    --
                                          ----------------       ----------------       ---------------
                 TOTAL GROSS CAPITAL DTL                --                     --                    --
                                          ----------------       ----------------       ---------------
                      TOTAL ADJUSTED DTA     1,750,331,673          1,280,490,693           469,840,980
                               TOTAL DTL      (722,553,499)          (465,290,272)         (257,263,227)
                                          ----------------       ----------------       ---------------
                  NET ADJUSTED DTA/(DTL)    $1,027,778,174           $815,200,421          $212,577,753
                                          ----------------       ----------------       ---------------
Adjust for the change in deferred tax on
 unrealized gains/(losses)                                                                  285,745,232
Adjust for the stock compensation
 transfer                                                                                     1,286,037
Other adjustments                                                                                    --
                                                                                        ---------------
Adjusted change in net deferred income
 tax                                                                                       $499,609,022
                                                                                        ---------------

D.  Reconciliation of federal income tax rate to actual effective tax rate:

     The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                                  2011
                                                        % OF PRE-TAX
                                                           INCOME
                                 TAX EFFECT            $(732,529,932)
--------------------------------------------------------------------------
Statutory tax -- 35%            $(256,385,476)                  35.00%
Tax preferred investments         (91,500,000)                  12.49%
Affiliated dividends              (25,714,500)                   3.51%
IMR Adjustments                            --                    0.00%
All other                            (683,314)                   0.09%
                               --------------          --------------
   TOTAL STATUTORY INCOME TAX   $(374,283,290)                  51.09%
                               --------------          --------------
Federal and foreign income
 taxes incurred                  $115,068,345                  (15.71)%
Federal income tax on net
 capital gains                     10,257,387                   (1.40)%
Change in net deferred assets
 to aggregate write-ins                    --                    0.00%
Change in net deferred income
 taxes                           (499,609,022)                  68.20%
                               --------------          --------------
   TOTAL STATUTORY INCOME TAX   $(374,283,290)                  51.09%
                               --------------          --------------

                                               2010                                     2009
                                                    % OF PRE-TAX                              % OF PRE-TAX
                                                       INCOME                                    INCOME
                                TAX EFFECT           $39,421,066       TAX EFFECT            $2,854,257,293
-----------------------------  --------------------------------------------------------------------------------
Statutory tax -- 35%            $13,797,373               35.00%       $998,990,053                 35.00%
Tax preferred investments       (92,800,000)            (235.41)%       (97,710,060)                (3.42)%
Affiliated dividends            (49,000,000)            (124.30)%                --                  0.00%
IMR Adjustments                  18,491,508               46.91%                 --                  0.00%
All other                        21,947,331               55.68%        (31,173,685)                 1.09%
                               ------------          ----------       -------------          ------------
   TOTAL STATUTORY INCOME TAX  $(87,563,788)            (222.12)%      $870,106,308                 30.48%
                               ------------          ----------       -------------          ------------
Federal and foreign income
 taxes incurred                $(65,495,355)            (166.14)%      $446,707,922                 15.66%
Federal income tax on net
 capital gains                   24,972,650               63.35%         (1,061,661)                (0.04)%
Change in net deferred assets
 to aggregate write-ins                  --                0.00%                 --                  0.00%
Change in net deferred income
 taxes                          (47,041,083)            (119.33)%       424,460,047                 14.87%
                               ------------          ----------       -------------          ------------
   TOTAL STATUTORY INCOME TAX  $(87,563,788)            (222.12)%      $870,106,308                 30.48%
                               ------------          ----------       -------------          ------------

E. 1. At December 31, 2011, the Company had $0 of net operating loss carryforward and $33,607,581 of foreign tax credit carryforward.

2. The amount of federal income taxes incurred in the current year and prior year that will be available for recoupment in the event of future net losses are:

2011                                                              $ --
2010                                                              $ --
2009                                                              $ --

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2011.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Federal Trust Corporation
Hartford Holdings, Inc.                                Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                               Business Management Group, Inc.
Heritage Holdings, Inc.                                Hartford Underwriters General Agency, Inc.
Hartford Fire Insurance Company                        Hartford of Texas General Agency, Inc.
Hartford Accident and Indemnity Company                Nutmeg Insurance Agency, Inc.
Hartford Casualty Insurance Company                    Hartford Lloyd's Corporation
Hartford Underwriters Insurance Company                1st AgChoice, Inc.
Twin City Fire Insurance Company                       ClaimPlace, Inc.
Pacific Insurance Company, Ltd.                        Access CoverageCorp, Inc.
Trumbull Insurance Company                             Access CoverageCorp Technologies, Inc.
Hartford Insurance Company of Illinois                 Hartford Casualty General Agency, Inc.
Hartford Insurance Company of the Midwest              Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Southeast            Hartford Strategic Investments LLC
Hartford Lloyd's Insurance Company                     Hartford Life, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford Life and Accident Insurance Company
Sentinel Insurance Company, Ltd.                       Hartford Life International Ltd.
First State Insurance Company                          Hartford Equity Sales Company, Inc.
New England Insurance Company                          Hartford-Comprehensive Employee Benefit Service Co.
New England Reinsurance Corporation                    Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.                     The Evergreen Group, Incorporated
Heritage Reinsurance Co., Ltd.                         Hartford Administrative Services Company
New Ocean Insurance Co., Ltd.                          Woodbury Financial Services, Inc.
Hartford Investment Management Co.                     Hartford Life, Ltd.
HARCO Property Services, Inc.                          Hartford Life Alliance, LLC
Four Thirty Seven Land Company, Inc.                   Hartford Life Insurance Company
HRA, Inc.                                              Hartford Life and Annuity Insurance Company
HRA Brokerage Services. Inc.                           Hartford International Life Reassurance Corp.
Hartford Technology Services Company                   Hartford Hedge Fund Company, LLC
Ersatz Corporation                                     American Maturity Life Insurance Company
Federal Trust Bank                                     Champlain Life Reinsurance Company
Federal Trust Mortgage Company                         White River Life Reinsurance Company

  2.   Federal Income Tax Allocation

       The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $27,899,817 and $200,232,730 respectively, as of December 31, 2011 and $30,695,750 and $263,290,073 respectively, as of December 31, 2010.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                        DIRECT            ASSUMED             CEDED                    NET
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits               $10,948,992,648    $5,217,901,345    $(4,953,576,011)        $11,213,317,982
Policy and contract claim liabilities                     77,162,981         9,362,396        (38,432,611)             48,092,766
Premium and annuity considerations                     2,478,347,638       327,157,421     (1,404,362,300)          1,401,142,759
Death, annuity, disability and other benefits            541,731,135       421,610,418       (251,193,984)            712,147,569
Surrenders and other fund withdrawals                  8,945,267,166       260,269,537     (8,873,703,048)            331,833,655

\

                                                       DIRECT           ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate reserves for future benefits              $9,741,574,542    $3,144,059,280     $(4,095,902,315)          $8,789,731,507
Policy and contract claim liabilities                   54,934,084        10,325,147         (23,615,797)              41,643,434
Premium and annuity considerations                   2,667,556,144       652,323,718      (2,209,840,036)           1,110,039,826
Death, annuity, disability and other benefits          487,561,170       390,966,382        (172,286,142)             706,241,410
Surrenders and other fund withdrawals                8,302,516,938       209,026,355      (8,228,197,412)             283,345,881

                                                  DIRECT           ASSUMED             CEDED                     NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate reserves for future benefits         $8,933,879,818    $2,900,085,402     $(3,700,210,296)          $8,133,754,924
Policy and contract claim liabilities              57,230,687         8,119,389         (31,367,442)              33,982,634
Premium and annuity considerations              3,748,791,357       332,506,411     (59,184,582,660)         (55,103,284,892)
Death, annuity, disability and other              414,536,725       348,187,105        (135,525,518)             627,198,312
 benefits
Surrenders and other fund withdrawals           7,148,343,641       295,272,000      (2,041,820,000)           5,401,795,641

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company had no external reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $396,054,980 in 2011, an increase of $161,739,538 from the 2010 balance of $234,315,442. The total amount of reinsurance credits taken for this agreement was $609,315,354 in 2011, an increase of $248,830,058 from the 2010 balance of $360,485,296.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. In the second quarter of 2009, HLIKK ceased issuing new business in Japan. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following list describes the reinsurance agreements with HLIKK:

- Effective August 31, 2005, the Company assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, the Company also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. Additionally, a tiered premium structure was implemented. In connection with this Reinsurance Agreement, the Company collected premiums of $179,915,572, $160,823,000 and $161,329,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion have elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $859,383, $824,000 and $11,357,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective February 29, 2008, the Company assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this agreement, the Company collected premiums of $3,559,447, $3,413,000 and $3,398,000 for the years ended December 31, 2011,
    2010 and 2009, respectively.

- Effective October 1, 2008, the Company assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this agreement, the Company collected premiums of $3,044,045, $2,952,000 and $2,772,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

- Effective November 1, 2010, the Company entered into a modified coinsurance ("Modco") reinsurance agreement with an affiliate, Hartford Life Limited ("HLL"), a wholly-owned subsidiary of Hartford Life International, Ltd. where HLL agreed to cede and the Company agreed to assume 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL. In connection with this agreement as of December 31, 2011 and 2010, the Company recorded a net receivable of $35,984,078 and $21,952,000, respectively, and collected premiums of $10,370,089 and $344,271,000 for the years ended December 31, 2011 and 2010, respectively.

C. REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The WRR Agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company as summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract and rider benefits written by HLIKK, which are reinsured to the Company;

- Annuity contracts and associated riders assumed by the Company under unaffiliated assumption reinsurance agreements; and,

- Annuitizations of and certain other settlement options offered under direct annuity contracts.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

Effective November 1, 2010, the Company amended the WRR Agreement to cede, on a Modco basis, GMDB and GMWB written by and in force with HLL and assumed by the Company effective November 1, 2010.

In connection with the WRR Agreement for the years ended December 31, 2011, 2010, and 2009, the Company recorded a net receivable/(payable) of $221,498,890, $247,758,000, and ($209,572,000), respectively, with net payables reported within Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus, Funds held under reinsurance treaties with unauthorized reinsurers of $189,281,081, $237,537,000, and $0, respectively, and paid premiums of $885,985,397, $1,558,884,000, and $58,332,509,000, respectively.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain Life uses a third party letter of credit to back a certain portion of its statutory reserves, and this letter of credit has been assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $209,973,214, $348,509,000 and $567,248,000 for the years ended December 31,
2011, 2010 and 2009, respectively.

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2011                                         2010
                                             GROSS               NET OF LOADING           GROSS               NET OF LOADING
---------------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                       $3,057,394               $3,574,806          $2,589,472               $2,934,930
Ordinary renewal                            16,480,250               13,986,006          14,839,975               22,578,933
Group life                                      54,208                   35,800              59,652                   41,073
                                         -------------            -------------       -------------            -------------
                                  TOTAL    $19,591,852              $17,596,612         $17,489,099              $25,554,936
                                         -------------            -------------       -------------            -------------

8. RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were charged by

Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2011 and 2010, the Company reported $19,756,182 and $26,596,241, respectively, as a receivable from and $23,109,160 and $45,865,666, respectively, as a payable to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075,123.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains a qualified defined benefit pension plan that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans."

For the years ended December 31, 2011, 2010 and 2009, the Company incurred expense related to the Pension Plans of $18,704,662, $15,265,680 and $19,400,102, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. For the years ended December 31, 2011, 2010 and 2009, the Company incurred expense related to the other postretirement benefit plans of $1,383,478, $1,567,512 and $2,140,490, respectively.

Substantially all employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2011, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost allocated to the Company for the years ended December 31, 2011, 2010 and 2009 was $4,883,327, $5,756,026 and $5,995,850, respectively.

The Company participates in postemployment plans sponsored by, and included in the financial statements of, Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2011, 2010, and 2009, the Company was allocated expense under these plans of $664,382, $712,102, and $500,593, respectively. In addition, expense (income) for the Company under this plan was $32,433, ($395,700) and ($391,523) for the years ended December 31, 2011, 2010 and 2009, respectively, resulting from valuation adjustments.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2011, 2010, and 2009, ordinary dividends of $0, $72,000,000 and $0, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $393,143,907 in 2012.

11. SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $48,255,070,982 and $58,419,988,303 as of December 31, 2011 and 2010, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines into a Separate Account.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2011 and 2010, the Company's Separate Account statement included legally insulated assets of $48,255,070,982 and $58,419,988,303, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $1,095,419,763, $1,172,978,000 and $1,165,306,000 for the years ended December 31, 2011, 2010 and 2009, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2011 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for
 the year ended 2011:
                                              $ --             $ --              $ --             $866,204,030       $866,204,030
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           47,393,828,472     47,393,828,472
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           47,393,828,472     47,393,828,472
                                              ----             ----              ----        -----------------  -----------------
 By withdrawal characteristics:
  Subject to discretionary withdrawal           --               --                --                       --                 --
  With fair value adjustment                    --               --                --                       --                 --
  At BV without FV adjustment and with
   surrender charge of 5% or more               --               --                --                       --                 --
  At fair value                                 --               --                --           47,285,004,026     47,285,004,026
  At BV without FV adjustment and with
   surrender charge of less than 5%             --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           47,285,004,026     47,285,004,026
  Not subject to discretionary
   withdrawal                                   --               --                --              108,824,446        108,824,446
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --          $47,393,828,472    $47,393,828,472
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                    2011                   2010                   2009
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                     $866,204,030         $1,066,846,000         $1,658,014,000
Transfer from Separate Accounts                                 (8,302,354,037)        (7,208,445,000)        (5,464,863,000)
                                                              ----------------       ----------------       ----------------
Net transfer from Separate Accounts                             (7,436,150,007)        (6,141,599,000)        (3,806,849,000)
Internal exchanges and other Separate Account activity             (10,460,311)            (2,822,000)              (672,000)
                                                              ----------------       ----------------       ----------------
Transfer from Separate Accounts on the Statements of
 Operations                                                    $(7,446,610,318)       $(6,144,421,000)       $(3,807,521,000)
                                                              ----------------       ----------------       ----------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC ("HIFSCO"), an indirect subsidiary of the Company, received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford retail mutual funds. Both actions were assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who was sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the Hartford mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiffs in the New Jersey action seek recovery of lost earnings. HIFSCO moved to dismiss both actions and, in September 2011, the motions to dismiss were granted in part and denied in part, with leave to amend the complaints. In November 2011, a stipulation of voluntary dismissal was filed in the Delaware action and plaintiffs in the New Jersey action filed an amended complaint on behalf of six Hartford mutual funds, seeking the same relief as in their original complaint. HIFSCO disputes the allegations and has filed a partial motion to dismiss.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $777,869, $166,851 and $(18,677) in 2011, 2010 and 2009 respectively, of which
$694,413, $34,365 and $497,971 in 2011, 2010 and 2009 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,433,408 and $2,738,995 as of December 31, 2011 and 2010,
respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $8,039,174, $6,941,575 and $9,704,610 in 2011, 2010 and 2009, respectively.
Future minimum rental commitments are as follows:

2012                               $6,479,417
2013                                5,052,469
2014                                3,455,785
2015                                2,547,414
2016                                1,883,930
Thereafter                          2,957,552
                                -------------
Total                             $22,376,567
                                -------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense was recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expired on December 31, 2009, and amounted to $0, $0 and $5,282,511 in 2011, 2010 and 2009, respectively. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of The Hartford's consolidated tax return. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above in Note 5.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $119,417,997, $88,631,465 and $113,430,502 related to the Separate Account DRD for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts included benefits (charges) related to prior years' tax returns of $938,384, $(4,168,534) and $15,720,441 in 2011, 2010
and 2009, respectively. In addition, the 2011 DRD benefit includes $26,979,613 tax benefit recorded as a result of a resolution of a tax matter with the IRS for the computation of the DRD for the years 1998, 2000 and 2001.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on Separate Account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. No regulations have been issued to date. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit for foreign taxes paid including payments from its Separate Account assets. This credit reduces the Company's U.S. tax liability. The Separate Account foreign tax credit is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through from the mutual funds. The Company recorded benefits of $6,751,856, $2,396,560 and $11,125,000 related to Separate Account foreign tax credit in the years ended December 31, 2011, 2010 and 2009, respectively. These amounts included benefits (charges) related to prior years' tax returns of $424,481, $(3,504,251) and $1,541,000 in 2011, 2010 and 2009, respectively.

(E) FUNDING OBLIGATION

At December 31, 2011, the Company had outstanding commitments totaling $124,071,000 of which $4,821,000 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 4 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $119,250,000 of outstanding commitments is related to various private placement and mortgage loan commitments with commitment periods that expire in less than one year.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferred premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 State of Connecticut audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company recorded an adjustment to "Capital and Surplus" of $(7,208,000) in 2010 representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571,000 in "Change in nonadmitted assets" and $(21,779,000) in "Correction of prior year error." The change in calculation and accounting had an immaterial effect on the Company's net income for the year ended December 31, 2009, and in 2010 and 2011 decreased net income by approximately $1,973,000 and $0, respectively. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2010 and 2011.

14.  SALES OF AFFILIATES

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135,000,000. The transaction closed in 2010, and the Company received cash proceeds of $130,000,000, net of capital gains tax withheld of $5,000,000. As a result of the Share Purchase Agreement, the Company recorded an asset impairment charge of $44,000,000 after-tax in 2009, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704,000 for the sale of HICC and $20,043,000 for the sale of HAIL.

15.  RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3, Liabilities, Surplus and Other Funds, of the 2010 and 2009 Annual Statements, as filed:

                                     AGGREGATE
                                   WRITE-INS FOR
                                     OTHER THAN
                                  SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
(AMOUNTS IN THOUSANDS)                 FUNDS                  FUNDS                AND SURPLUS
----------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
Per Page 3 of Annual Statement         $189,963              $1,003,929              $4,085,601
 Reclassification for SSAP 10R
  Adoption                              266,358                (266,358)                     --
                                     ----------            ------------            ------------
Per the accompanying financial
 statements                            $456,321                $737,571              $4,085,601
                                     ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5, Cash Flow, of the 2010 and 2009 Annual Statements, as filed:

                                                                                CAPITAL AND            NET CASH
                                       COST OF                                    PAID IN                FROM
                                     INVESTMENTS            NET CASH           SURPLUS, LESS        FINANCING AND
                                     ACQUIRED --              FROM               TREASURY           MISCELLANEOUS
(AMOUNTS IN THOUSANDS)                  STOCK              INVESTMENTS             STOCK               SOURCES
---------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
Per Page 5 of Annual Statement        $(1,124,386)             $43,065            $(213,938)             $590,366
 Receipt of WRR                          (700,000)            (700,000)             700,000               700,000
                                    -------------          -----------          -----------          ------------
Per the accompanying financial
 statements                           $(1,824,386)           $(656,935)             486,062            $1,290,366
                                    -------------          -----------          -----------          ------------

16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2011, through the financial statement issuance date of April 9, 2012. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it has decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford will cease selling its individual annuity products in the second quarter of 2012. In addition, The Hartford is pursuing sales or other strategic alternatives for its individual life, retirement plans and Woodbury Financial Services businesses.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizes the establishment of the Separate Account.(1)
     (2)  Not applicable.
     (3)  (a) Amended and Restated Principal Underwriter Agreement.(2)
     (3)  (b) Form of Dealer Agreement.(3)
     (4)  (a) Form of Individual Flexible Premium Variable Annuity Contract.(4)
     (4)  (b) Principal First
     (4)  (c) Optional Death Benefit Enhancement Rider
     (5)  Form of Application.(5)
     (6)  (a) Certificate of Incorporation of Hartford.(6)
     (6)  (b) Bylaws of Hartford.(6)
     (7)  Reinsurance Agreements and Amendments
          (a) AXA Corporate Solutions Life Reinsurance Company (HLA -- March 13,
              2000)
          (b) Transamerica Financial Life Insurance Company
          (c) ACE Tempest Life Reinsurance Ltd. (October 1, 2002)
     (8)  Fund Participation Agreements and Amendments
          (a) Hartford HLS Series Fund II, Inc.
              Hartford Series Fund, Inc.
          (b) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(7)
          (c) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(7)
     (9)  Opinion and Consent of Sarah M. Patterson, Senior Counsel.
     (10) (a) Consent of Deloitte & Touche LLP.
          (b) Independent Auditors' Consent
     (11) No financial statements are omitted.
     (12) Not applicable.
     (99) Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564 filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.

(4) Incorporated by reference to the Initial Filing to the Registration Statement File No. 333-91933 filed on December 1, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-91933 filed on February 22, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement File No. 333-136543, filed May 1, 2009.

(7) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITORS

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Ricardo Anzaldua (1)                Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara (1)                 Chief Accounting Officer
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman (1)              Senior Vice President
Jared A. Collins (2)                Vice President
Michael Concannon (1)               Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna (1)              Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (3)           Senior Vice President
Stephen B. Harris (1)               Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (4)                Actuary, Vice President
Charles E. Hunt (1)                 Vice President
Donald C. Hunt (1)                  Assistant Secretary, Vice President
Jeannie M. Iannello (5)             Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
Brian P. Laubacker (6)              Vice President/Regional Sales
David N. Levenson                   Chief Executive Officer, President, Chairman of the Board, Director*
William P. Meaney (3)               Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Mark J. Niland (3)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President
Brian Pedersen                      Vice President
Colleen B. Pernerewski              Vice President, Chief Compliance Officer of Individual Annuity
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Beverly L. Rohlik (5)               Assistant Vice President, Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Actuary, Senior Vice President
Peter F. Sannizzaro                 Senior Vice President
Laura Santirocco (1)                Assistant Secretary, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Wade A. Seward                      Vice President
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark M. Socha (1)                   Vice President
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten (4)              Vice President
Charles N. Vest                     Actuary, Vice President
Anthony Vidovich (1)                Vice President
James M. Yanosy (1)                 Controller, Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 55 Farmington Avenue, Hartford, CT 06105

(4)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(5)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(6)  Address: 12412 Powerscourt Drive, Saint Louis, MO 63131

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-176150, filed on April 23, 2012.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2012, there were 326,597 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD:

                                                                POSITIONS AND OFFICES
NAME                                                              WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena                         Executive Vice President/Business Line Principal and Director
Diana Benken                         Chief Financial Officer and Controller/FINOP
Stuart M. Carlisle                   Vice President
Jared A. Collins (1)                 Vice President
Christopher S. Conner (2)            AML Compliance Officer and Chief Compliance Officer
James Davey                          Director
Kathleen E. Jorens (3)               Vice President, Assistant Treasurer
Steven Kluever                       Vice President
Vernon Meyer                         Senior Vice President
Robert W. Paiano (3)                 Senior Vice President, Treasurer
Sharon A. Ritchey                    President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine                       Secretary
Martin A. Swanson                    Vice President/Marketing
Diane E. Tatelman                    Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

(1)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of April, 2012.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT ONE
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Sarah M. Patterson
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Sarah M. Patterson
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       Chief Executive Officer and
       Chairman of the Board, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David G. Bedard, Chief Financial Officer,
 Senior Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*                    *By:      /s/ Sarah M. Patterson
                                                                        ---------------------------------------------
David N. Levenson, Chief Executive Officer,                             Sarah M. Patterson
 President, Chairman of the Board, Director*                            Attorney-in-Fact
Mark J. Niland, Senior Vice President, Director*              Date:     April 23, 2012

333-91933

                                 EXHIBIT INDEX

(4)  (b) Principal First
(4)  (c) Optional Death Benefit Enhancement Rider
(7)  Reinsurance Agreements and Amendments
     (a) AXA Corporate Solutions Life Reinsurance Company (HLA -- March 13,
         2000)
     (b) Transamerica Financial Life Insurance Company
     (c) ACE Tempest Life Reinsurance Ltd. (October 1, 2002)
(8)  Fund Participation Agreements and Amendments
     (a) Hartford HLS Series Fund II, Inc.
         Hartford Series Fund, Inc.
(9)  Opinion and Consent of Sarah M. Patterson, Senior Counsel.
(10) (a) Consent of Deloitte & Touche LLP.
(10) (b) Independent Auditors' Consent
(99) Copy of Power of Attorney.